Registration No. 333-17671
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------


                        POST-EFFECTIVE AMENDMENT NO. 8 TO


                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
        OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

       SEPARATE ACCOUNT FP
                of
 THE EQUITABLE LIFE ASSURANCE    Christopher M. Condron, Chief Executive Officer
    SOCIETY OF THE UNITED STATES     The Equitable Life Assurance Society of
  (Exact Name of Trust)                         the United States
 THE EQUITABLE LIFE ASSURANCE             1290 Avenue of the Americas
  SOCIETY OF THE UNITED STATES             New York, New York 10104
   (Exact Name of Depositor)         (Name and Address of Agent for Service)
  1290 Avenue of the Americas
   New York, New York 10104
(Address of Depositor's Principal
     Executive Offices)

                     ---------------------------------------

              Telephone Number, Including Area Code: (212) 554-1234

                    ----------------------------------------

                  Please send copies of all communications to:

     ROBIN WAGNER, ESQ.                           with a copy to:
The Equitable Life Assurance                   Thomas C. Lauerman, Esq.
Society of the United States                      Foley & Lardner
1290 Avenue of the Americas                      Washington Harbour
New York, New York 10104                      3000 K Street, Northwest
                                               Washington, D.C. 20007


                    ----------------------------------------

      Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

_____ immediately upon filing pursuant to paragraph (b) of Rule 485

__X__ on (May 1, 2002) pursuant to paragraph (b) of Rule 485

_____ 60 days after filing pursuant to paragraph (a) of Rule 485

_____ on (   date    ) pursuant to paragraph (a) of Rule 485

                                      NOTE


This Post Effective Amendment No. 8 ("PEA") to the Form S-6 Registration Statement No. 333-17671 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account FP is being filed for the purpose of including in this Registration Statement a prospectus supplement to the Champion 2000 prospectus. The supplement contains year-end financial statements for Equitable Life and Separate Account FP. Other than as set forth herein, the PEA does not amend or delete any Champion 2000 prospectus, any other supplement thereto, or any other part of the Registration Statement.

The Equitable Life Assurance Society
of the United States

Variable Life Insurance Policies
   IL Protector(R)
   IL COLI(SM)
   Incentive Life Plus(R)
   Special Offer Policy
   Survivorship 2000
   Incentive Life 2000
   Champion 2000
   Incentive Life(SM)
PROSPECTUS SUPPLEMENT DATED MAY 1, 2002
--------------------------------------------------------------------------------



This supplement updates certain information in the most recent prospectus you received for your Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus.(1)

(1) IN ADDITION TO THE PORTFOLIOS OF EQ ADVISORS TRUST, EFFECTIVE MAY 13, 2002, PORTFOLIOS OF THE AXA PREMIER VIP TRUST WILL BECOME AVAILABLE UNDER THE POLICIES. ACCORDINGLY, ALL REFERENCES TO THE "TRUST" IN YOUR PROSPECTUS AND PROSPECTUS SUPPLEMENTS SHOULD BE CHANGED TO THE "TRUSTS." ALSO, THE DISCUSSION IN THE SECTION "ABOUT YOUR VOTING RIGHTS" IN EACH PROSPECTUS IS AMENDED TO APPLY TO AXA PREMIER VIP TRUST IN ADDITION TO EQ ADVISORS TRUST.

(2) UPDATED INFORMATION ABOUT OPTIONS AVAILABLE UNDER YOUR POLICY. The chart sets forth updated information about the portfolios of the Trusts that correspond to your policy's variable investment options. You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds; they may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
PORTFOLIO NAME                    OBJECTIVE                                            ADVISER(S)
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond*        Seeks a balance of a high current income             BlackRock Advisors, Inc.
                                  and capital appreciation consistent with             Pacific Investment Management Company LLC
                                  a prudent level of risk
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care*      Long-term growth of capital                          AIM Capital Management, Inc.
                                                                                       Dresdner RCM Global Investors LLC
                                                                                       Wellington Management Company, LLP
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap     Long-term growth of capital                          AXA Rosenberg Investment Management LLC
 Value*                                                                                The Boston Company Asset Management, LLC
                                                                                       TCW Investment Management Company
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
 Portfolio Name                   Objective                                            Adviser(s)
----------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock               Seeks to achieve long-term growth of capital         Alliance Capital Management L.P.
                                                                                       Marsico Capital Management, LLC
                                                                                       MFS Investment Management
                                                                                       Provident Investment Counsel, Inc.
----------------------------------------------------------------------------------------------------------------------------------


----------
(1) The dates of such prior prospectuses are listed for your information in Appendix B to this supplement. You should keep this supplement with your prospectus and any previous prospectus supplement. We will send you another copy of any prospectus or supplement, without charge, on written request.


   Copyright 2002 The Equitable Life Assurance Society of the United States. All rights reserved. IL Protector(R) and Incentive Life Plus(R) are registered service marks of
           The Equitable Life Assurance Society of the United States.


                                                                 X00330/AGENCY A

UPDATED INFORMATION (continued)

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                    OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock          Seeks to achieve long-term growth of capital and       Alliance Capital Management L.P.
                                  increased income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Global                Seeks long-term growth of capital                      Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income     Seeks to provide a high total return                   Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors      Seeks to achieve the highest total return consistent   Alliance Capital Management L.P.
                                  with the Adviser's determination of reasonable risk
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate          Seeks to achieve high current income consistent with   Alliance Capital Management L.P.
 Government Securities            relative stability of principal

------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance International         Seeks long-term growth of capital                      Alliance Capital Management L.P.
                                                                                         (including through its Bernstein Investment
                                                                                         Research and Management Unit)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Money Market          Seeks to obtain a high level of current income,        Alliance Capital Management L.P.
                                  preserve its assets and maintain liquidity
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth        Seeks long-term growth of capital                      Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond          Seeks to achieve high current income consistent with   Alliance Capital Management L.P.
                                  moderate risk of capital
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth      Seeks to achieve long-term growth of capital           Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology            Seeks to achieve growth of capital. Current income     Alliance Capital Management L.P.
                                  is incidental to the Portfolio's objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP New Dimensions             Seeks long-term growth of capital                      American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive        Seeks long-term growth of capital                      American Express Financial Corporation
------------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                       Seeks to achieve a high return through both            Alliance Capital Management L.P.
                                  appreciation of capital and current income             Capital Guardian Trust Company
                                                                                         Jennison Associates LLC
                                                                                         Mercury Advisors
                                                                                         Prudential Investments LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value    Seeks capital appreciation                             Alliance Capital Management L.P.,
                                                                                         through its Bernstein Investment Research
                                                                                         and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research      Seeks long-term growth of capital                      Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity   Seeks long-term growth of capital                      Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity        Seeks long-term capital appreciation                   Morgan Stanley Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index               Seeks a total return before expenses that              Alliance Capital Management L.P.
                                  approximates the total return performance of the
                                  S&P 500 Index, including reinvestment of dividends,
                                  at a risk level consistent with that of the
                                  S&P 500 Index
------------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                Seeks long-term capital growth                         Evergreen Investment Management Company,
                                                                                         LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                     Seeks long-term growth of capital                      Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value         Seeks long-term capital appreciation                   Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/High Yield+                    Seeks to achieve a high total return through a         Alliance Capital Management L.P.
                                  combination of current income and capital
                                  appreciation
------------------------------------------------------------------------------------------------------------------------------------


UPDATED INFORMATION (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                    OBJECTIVE                                              ADVISER(S)
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth         Seeks long-term growth of capital                      Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus**                Seeks to achieve long-term growth of capital           Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity     Seeks capital appreciation and secondarily, income     Mercury Advisors
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth            Seeks to provide long-term capital growth              MFS Investment Management
 Companies
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust            Seeks long-term growth of capital with a secondary     MFS Investment Management
                                  objective to seek reasonable current income
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Research                   Seeks to provide long-term growth of capital and       MFS Investment Management
                                  future income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value   Seeks capital growth. Current income is a              Putnam Investment Management, LLC
                                  secondary objective
------------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity    Seeks capital appreciation                             Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectuses for the Trusts attached at the end of this prospectus.

* This option will become available on or about May 13, 2002, subject to state availability.

**  Subject to state availability.

+   Formerly named "EQ/Alliance High Yield."

(3) COMBINATION OF CERTAIN INVESTMENT OPTIONS. Interests in the EQ/Putnam International Equity, EQ/Capital Guardian U.S. Equity and the EQ/Alliance Small Cap Growth investment options (the "surviving options") replaced or will replace interests in the EQ/T.Rowe Price International Stock, EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options, respectively (the "replaced options"), and these options are or will no longer be available. At the time of the replacement, all the assets that are in the replaced options are moved into the surviving options. After the replacement, any allocation elections to the replaced options will then be considered as allocation elections to the surviving options. The effective date for the replacement of EQ/T.Rowe Price International Stock investment option was April 26, 2002, therefore, references to it have been omitted from the fee table and the investment performance. The replacement of EQ/AXP New Dimensions and the EQ/AXP Strategy Aggressive investment options will be on or about July 12, 2002, subject to shareholder vote. We will notify you if these replacements do not take place.

(4) DISRUPTIVE TRANSFER ACTIVITY. You should note that your contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kinds of strategies and transfer activities are disruptive to the underlying portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options are disruptive to the underlying portfolios, we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.

We currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

(5) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table below, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option (Fund) you are using. This table shows the fees and expenses for 2001 as an annual percentage of each Portfolio's daily average net assets. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and of the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.



--------------------------------------------------------------------------------------------
              PORTFOLIO NAME                               2001 FEES AND EXPENSES
                                                 -------------------------------------------
                                                 MANAGEMENT                      OTHER
                                                  FEES(1)       12B-1 FEES   EXPENSES(2)
--------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
--------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        0.60%         0.25%          0.84%
--------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      1.20%         0.25%          1.16%
--------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              1.10%         0.25%          1.15%
--------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
--------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.61%           --           0.08%
--------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.46%           --           0.07%
--------------------------------------------------------------------------------------------
EQ/Alliance Global                               0.73%           --           0.12%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.57%           --           0.06%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     0.57%           --           0.06%
--------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   0.50%           --           0.12%
--------------------------------------------------------------------------------------------
EQ/Alliance International                        0.85%           --           0.25%
--------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         0.33%           --           0.07%
--------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       0.90%         0.25%          0.06%
--------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         0.53%           --           0.07%
--------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     0.75%           --           0.06%
--------------------------------------------------------------------------------------------
EQ/Alliance Technology                           0.90%         0.25%          0.08%
--------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            0.65%         0.25%          1.06%
--------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       0.70%         0.25%          0.77%
--------------------------------------------------------------------------------------------
EQ/Balanced                                      0.57%           --           0.08%
--------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   0.65%         0.25%          0.09%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     0.65%         0.25%          0.15%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  0.65%         0.25%          0.11%
--------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       1.15%         0.25%          0.68%
--------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              0.25%           --           0.06%
--------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               0.65%         0.25%          0.99%
--------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    0.70%         0.25%          0.27%
--------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        0.75%         0.25%          0.11%
--------------------------------------------------------------------------------------------
EQ/High Yield                                    0.60%           --           0.07%
--------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        0.90%         0.25%          0.14%
--------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 0.90%         0.25%          2.44%
--------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    0.60%         0.25%          0.10%
--------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 0.63%         0.25%          0.09%
--------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           0.60%         0.25%          0.12%
--------------------------------------------------------------------------------------------
EQ/MFS Research                                  0.65%         0.25%          0.07%
--------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  0.60%         0.25%          0.13%
--------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   0.85%         0.25%          0.29%
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                    PORTFOLIO NAME                         2001 FEES AND EXPENSES
                                                   -----------------------------------------
                                                                FEE WAIVERS
                                                   TOTAL          AND/OR          NET TOTAL
                                                   ANNUAL         EXPENSE          ANNUAL
                                                  EXPENSES   REIMBURSEMENTS(3)    EXPENSES
--------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST
--------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond                        1.69%      (0.74)%             0.95%
--------------------------------------------------------------------------------------------
AXA Premier VIP Health Care                      2.61%      (0.76)%             1.85%
--------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap Value              2.50%      (0.90)%             1.60%
--------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
--------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              0.69%         --               0.69%
--------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         0.53%         --               0.53%
--------------------------------------------------------------------------------------------
EQ/Alliance Global                               0.85%         --               0.85%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    0.63%         --               0.63%
--------------------------------------------------------------------------------------------
EQ/Alliance Growth Investors                     0.63%         --               0.63%
--------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   0.62%         --               0.62%
--------------------------------------------------------------------------------------------
EQ/Alliance International                        1.10%         --               1.10%
--------------------------------------------------------------------------------------------
EQ/Alliance Money Market                         0.40%         --               0.40%
--------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth                       1.21%      (0.06)%             1.15%
--------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         0.60%         --               0.60%
--------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     0.81%         --               0.81%
--------------------------------------------------------------------------------------------
EQ/Alliance Technology                           1.23%      (0.08)%             1.15%
--------------------------------------------------------------------------------------------
EQ/AXP New Dimensions                            1.96%      (1.01)%             0.95%
--------------------------------------------------------------------------------------------
EQ/AXP Strategy Aggressive                       1.72%      (0.72)%             1.00%
--------------------------------------------------------------------------------------------
EQ/Balanced                                      0.65%         --%              0.65%
--------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   0.99%      (0.04)%             0.95%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                     1.05%      (0.10)%             0.95%
--------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity                  1.01%      (0.06)%             0.95%
--------------------------------------------------------------------------------------------
EQ/Emerging Markets Equity                       2.08%      (0.28)%             1.80%
--------------------------------------------------------------------------------------------
EQ/Equity 500 Index                              0.31%         --               0.31%
--------------------------------------------------------------------------------------------
EQ/Evergreen Omega                               1.89%      (0.94)%             0.95%
--------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                    1.22%      (0.22)%             1.00%
--------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value                        1.11%      (0.01)%             1.10%
--------------------------------------------------------------------------------------------
EQ/High Yield                                    0.67%         --               0.67%
--------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                        1.29%      (0.14)%             1.15%
--------------------------------------------------------------------------------------------
EQ/Marsico Focus                                 3.59%      (2.44)%             1.15%
--------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity                    0.95%         --%              0.95%
--------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies                 0.97%         --               0.97%
--------------------------------------------------------------------------------------------
EQ/MFS Investors Trust                           0.97%      (0.02)%             0.95%
--------------------------------------------------------------------------------------------
EQ/MFS Research                                  0.97%      (0.02)%             0.95%
--------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  0.98%      (0.03)%             0.95%
--------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   1.39%      (0.14)%             1.25%
--------------------------------------------------------------------------------------------



(1) The management fees shown reflect revised management fees, effective May 1, 2001, which were approved by shareholders. The management fees for each Portfolio cannot be increased without a vote of each Portfolio's shareholders.

(2) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. Since initial seed capital was invested for the EQ/Marsico Focus Portfolio on August 31, 2001 "Other Expenses" shown have been annualized. Also, initial seed capital was invested for the Portfolios of the AXA Premier VIP Trust on December 31, 2001, thus, "Other Expenses" shown have been estimated.

(3) Equitable Life, the Trusts' manager, has entered into Expense Limitation Agreements with respect to certain Portfolios which are effective through April 30, 2003. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) to not more than the amounts specified above as Net Total Annual Expenses. Portfolios that show "--" in this column have no expense limitation arrangement in effect. See the prospectuses for each Trust for more information about the Expense Limitation Agreements.

(6) INVESTMENT PERFORMANCE. The Separate Account FP financial statements set forth below contain information about the net return for each Fund (variable investment option) which commenced operations prior to December 31, 2001. The attached prospectus for EQ Advisors Trust contains rates of return and other Portfolio performance information for various periods ended December 31, 2001. The changes in the Policy Account value of your policy depend not only on the performance of the Portfolios, but also on the deductions and charges under your policy. AXA Premier VIP Trust commenced operations on December 31, 2001 and performance information for these portfolios is not available as of the date of this prospectus supplement.

The values reported for all policies are computed using net rates of return for the corresponding Trust Portfolios. The returns reported for each of the policy forms are reduced only by any mortality and expense risk charge deducted from Separate Account assets. To obtain your unit values in the Separate Account Funds, call the Life Insurance Information Line at (888) 855-5100.

(7) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

(8) EQUITABLE. We are The Equitable Life Assurance Society of the United States (Equitable or Equitable Life), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $481.0 billion in assets as of December 31, 2001. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

(9) FINANCIAL STATEMENTS. The financial statements of Separate Account FP as of December 31, 2001 and for the three years in the period ended December 31, 2001 and the financial statements of Equitable Life as of December 31, 2001 and 2000 and for the three years in the period ended December 31, 2001 included in this prospectus supplement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of Equitable Life contained in this prospectus supplement should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the policies. They should not be considered as bearing upon the investment experience of the Funds in the Separate Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants.......................................     A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2001..............     A-3
   Statements of Operations for the Years Ended December 31,
    2001, 2000 and 1999.................................................     A-7
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2001, 2000 and 1999....................................    A-17
   Notes to Financial Statements........................................    A-27


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants.......................................     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2001 and 2000..............     F-2
   Consolidated Statements of Earnings, Years Ended
    December 31, 2001, 2000 and 1999....................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2001, 2000 and 1999................     F-4
   Consolidated Statements of Cash Flows, Years Ended
    December 31, 2001, 2000 and 1999....................................     F-5
   Notes to Consolidated Financial Statements...........................     F-6

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Policyowners of Separate Account FP of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2001 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
February 6, 2002

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001

                                                                               EQ/Aggressive       EQ/Alliance         EQ/Alliance
                                                                                  Stock            Common Stock           Global
                                                                              --------------      --------------      --------------
Assets:
Investments in shares of The Trust, at fair value ......................      $  589,756,612      $2,582,856,335      $  467,988,308
Receivable for Trust shares sold .......................................          10,890,306           9,680,119           3,143,590
Receivable for policy-related transactions .............................                  --                  --                  --
                                                                              --------------      --------------      --------------
  Total assets .........................................................         600,646,918       2,592,536,454         471,131,898
                                                                              --------------      --------------      --------------
Liabilities:
Payable for Trust shares purchased .....................................                  --                  --                  --
Payable for policy-related transactions ................................          11,005,390          10,163,384           3,227,759
                                                                              --------------      --------------      --------------
  Total liabilities ....................................................          11,005,390          10,163,384           3,227,759
                                                                              --------------      --------------      --------------
Net Assets .............................................................      $  589,641,528      $2,582,373,070      $  467,904,139
                                                                              ==============      ==============      ==============
Net Assets:
Accumulation Units .....................................................      $  588,326,542      $2,574,751,016      $  467,220,245
Accumulation nonunitized ...............................................           1,201,174           7,224,694             576,728
Retained by Equitable Life in Separate Account FP ......................             113,812             397,360             107,166
                                                                              --------------      --------------      --------------
Total net assets .......................................................      $  589,641,528      $2,582,373,070      $  467,904,139
                                                                              ==============      ==============      ==============
Investments in shares of The Trust, at cost ............................      $  688,908,192      $3,491,313,206      $  511,871,926
Trust shares held
 Class A ...............................................................          25,496,570         157,745,155          30,391,443
 Class B ...............................................................             333,485           6,841,740           1,279,540
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................                 349                 700                 212
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................                  --                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................                  --                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................                 861               2,886               1,200
IL Protector - Class A and B 0.80% .....................................                  29                  63                  10
Survivorship 2000 - Class A and B 0.90% ................................                 163                 472                 143
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................                 104               1,055                 230
Survivorship Incentive Life - Class B 0.60% ............................                  --                  --                  --
Accumulator Life - Class B 1.35% .......................................                  --                  --                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................      $       139.88      $       266.27      $       167.44
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................      $           --      $           --      $           --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................      $           --      $           --      $           --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................      $       585.07      $       735.40      $       316.53
IL Protector - Class A and B 0.80% .....................................      $        87.81      $       181.64      $       125.54
Survivorship 2000 - Class A and B 0.60% ................................      $       159.24      $       313.16      $       223.25
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................      $        72.23      $       101.14      $        81.33
Survivorship Incentive Life - Class B 0.60% ............................      $           --      $           --      $           --
Accumulator Life - Class B 1.35% .......................................      $        70.78      $        82.58      $        75.15

                                                                                EQ/Alliance
                                                                                 Growth and         EQ/Alliance        EQ/Alliance
                                                                                   Income        Growth Investors       High Yield
                                                                              --------------     ----------------     --------------
Assets:
Investments in shares of The Trust, at fair value ......................      $  380,981,910      $  942,519,937      $  121,951,990
Receivable for Trust shares sold .......................................              35,003                  --           1,146,752
Receivable for policy-related transactions .............................                  --             191,282                  --
                                                                              --------------      --------------      --------------
  Total assets .........................................................         381,016,913         942,711,219         123,098,742
                                                                              --------------      --------------      --------------
Liabilities:
Payable for Trust shares purchased .....................................                  --             336,222                  --
Payable for policy-related transactions ................................             148,513                  --           1,174,464
                                                                              --------------      --------------      --------------
  Total liabilities ....................................................             148,513             336,222           1,174,464
                                                                              --------------      --------------      --------------
Net Assets .............................................................      $  380,868,400      $  942,374,997      $  121,924,278
                                                                              ==============      ==============      ==============
Net Assets:
Accumulation Units .....................................................      $  380,446,110      $  941,804,501      $  120,852,947
Accumulation nonunitized ...............................................             164,959             437,897             875,082
Retained by Equitable Life in Separate Account FP ......................             257,331             132,599             196,249
                                                                              --------------      --------------      --------------
Total net assets .......................................................      $  380,868,400      $  942,374,997      $  121,924,278
                                                                              ==============      ==============      ==============
Investments in shares of The Trust, at cost ............................      $  403,187,942      $1,008,728,394      $  153,158,216
Trust shares held
 Class A ...............................................................          20,076,067          55,972,875          21,450,172
 Class B ...............................................................           2,940,368           1,433,627             876,498
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................                 173                 303                 124
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................                  --                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................                  --                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................                 900               2,058                 333
IL Protector - Class A and B 0.80% .....................................                  13                  15                   6
Survivorship 2000 - Class A and B 0.90% ................................                 117                 304                  45
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................                 431                 253                  61
Survivorship Incentive Life - Class B 0.60% ............................                  --                  --                  --
Accumulator Life - Class B 1.35% .......................................                  --                  --                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................      $       292.03      $       205.64      $       147.62
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................      $           --      $           --      $           --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................      $           --      $           --      $           --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................      $       274.91      $       381.66      $       269.48
IL Protector - Class A and B 0.80% .....................................      $       217.17      $       151.18      $       109.58
Survivorship 2000 - Class A and B 0.60% ................................      $       268.14      $       224.49      $       165.31
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................      $       112.42      $        92.68      $        77.70
Survivorship Incentive Life - Class B 0.60% ............................      $           --      $           --      $           --
Accumulator Life - Class B 1.35% .......................................      $       108.00      $        88.73      $        88.55

                                                                                  EQ/Alliance
                                                                                 Intermediate
                                                                                  Government          EQ/Alliance
                                                                                  Securities         International
                                                                                 ------------        ------------
Assets:
Investments in shares of The Trust, at fair value .......................        $123,694,598        $ 55,916,278
Receivable for Trust shares sold ........................................                  --           3,616,965
Receivable for policy-related transactions ..............................                  --                  --
                                                                                 ------------        ------------
  Total assets ..........................................................         123,694,598          59,533,243
                                                                                 ------------        ------------
Liabilities:
Payable for Trust shares purchased ......................................              82,799                  --
Payable for policy-related transactions .................................             606,486           3,709,013
                                                                                 ------------        ------------
  Total liabilities .....................................................             689,285           3,709,013
                                                                                 ------------        ------------
Net Assets ..............................................................        $123,005,313        $ 55,824,230
                                                                                 ============        ============
Net Assets:
Accumulation Units ......................................................        $122,611,221        $ 55,652,607
Accumulation nonunitized ................................................             253,472              33,541
Retained by Equitable Life in Separate Account FP .......................             140,620             138,082
                                                                                 ------------        ------------
Total net assets ........................................................        $123,005,313        $ 55,824,230
                                                                                 ============        ============
Investments in shares of The Trust, at cost .............................        $120,721,180        $ 66,214,717
Trust shares held
 Class A ................................................................          11,588,461           6,369,361
 Class B ................................................................             941,582             600,489
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ....................................................                 241                  80
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% ......................                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ....................................................                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................                 357                 366
IL Protector - Class A and B 0.80% ......................................                   2                   3
Survivorship 2000 - Class A and B 0.90% .................................                  45                  44
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% .........................................                  79                  61
Survivorship Incentive Life - Class B 0.60% .............................                  --                  --
Accumulator Life - Class B 1.35% ........................................                  --                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ....................................................        $     160.72        $     107.16
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% ......................        $         --        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ....................................................        $         --        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................        $     188.55        $     102.89
IL Protector - Class A and B 0.80% ......................................        $     137.19        $      86.02
Survivorship 2000 - Class A and B 0.60% .................................        $     157.52        $     100.82
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% .........................................        $     116.45        $      78.27
Survivorship Incentive Life - Class B 0.60% .............................        $         --        $         --
Accumulator Life - Class B 1.35% ........................................        $     114.62        $      72.58

----------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                                EQ/Alliance          EQ/Alliance        EQ/Alliance
                                                                                Money Market       Premier Growth       Quality Bond
                                                                                ------------       --------------       ------------
Assets:
Investments in shares of The Trust, at fair value ......................        $484,159,800        $113,203,157        $145,492,358
Receivable for Trust shares sold .......................................                  --           2,266,404                  --
Receivable for policy-related transactions .............................          61,022,186                  --                  --
                                                                                ------------        ------------        ------------
  Total assets .........................................................         545,181,986         115,469,561         145,492,358
                                                                                ------------        ------------        ------------
Liabilities:
Payable for Trust shares purchased .....................................          60,643,526                  --             184,505
Payable for policy-related transactions ................................                  --           2,261,128              18,782
                                                                                ------------        ------------        ------------
  Total liabilities ....................................................          60,643,526           2,261,128             203,287
                                                                                ------------        ------------        ------------
Net Assets .............................................................        $484,538,460        $113,208,433        $145,289,071
                                                                                ============        ============        ============
Net Assets:
Accumulation Units .....................................................        $482,719,666        $113,162,853        $144,998,513
Accumulation nonunitized ...............................................           1,815,537                  --             146,120
Retained by Equitable Life in Separate Account FP ......................               3,257              45,580             144,438
                                                                                ------------        ------------        ------------
Total net assets .......................................................        $484,538,460        $113,208,433        $145,289,071
                                                                                ============        ============        ============
Investments in shares of The Trust, at cost ............................        $493,386,313        $124,976,401        $143,739,620
Trust shares held
 Class A ...............................................................          36,774,065                  --          13,665,988
 Class B ...............................................................           9,957,429          15,482,572           1,172,078
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................                 602                 104                 260
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................                  --               1,356                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................                  --                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................               1,244                  --                 526
IL Protector - Class A and B 0.80% .....................................                   4                   7                   2
Survivorship 2000 - Class A and B 0.90% ................................                 138                  82                  47
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................                 778                  --                  92
Survivorship Incentive Life - Class B 0.60% ............................                  --                  --                  --
Accumulator Life - Class B 1.35% .......................................                  --                  --                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................        $     143.20        $      74.19        $     173.20
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................        $         --        $      73.05        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................        $         --        $         --        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................        $     219.94        $         --        $     155.47
IL Protector - Class A and B 0.80% .....................................        $     127.25        $      72.67        $     145.42
Survivorship 2000 - Class A and B 0.90% ................................        $     142.55        $      72.48        $     151.64
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................        $     115.07        $         --        $     117.63
Survivorship Incentive Life - Class B 0.60% ............................        $         --        $         --        $         --
Accumulator Life - Class B 1.35% .......................................        $     108.27        $      70.27        $     115.96

                                                                                EQ/Alliance
                                                                                 Small Cap           EQ/Alliance         EQ/AXP New
                                                                                   Growth            Technology          Dimensions
                                                                                ------------        ------------        ------------
Assets:
Investments in shares of The Trust, at fair value ......................        $146,824,301        $ 44,441,039        $  3,242,846
Receivable for Trust shares sold .......................................           7,922,569                  --                  --
Receivable for policy-related transactions .............................                  --                  --               7,267
                                                                                ------------        ------------        ------------
  Total assets .........................................................         154,746,870          44,441,039           3,250,113
                                                                                ------------        ------------        ------------
Liabilities:
Payable for Trust shares purchased .....................................                  --              11,101               7,267
Payable for policy-related transactions ................................           7,875,496              17,232                  --
                                                                                ------------        ------------        ------------
  Total liabilities ....................................................           7,875,496              28,333               7,267
                                                                                ------------        ------------        ------------
Net Assets .............................................................        $146,871,374        $ 44,412,706        $  3,242,846
                                                                                ============        ============        ============
Net Assets:
Accumulation Units .....................................................        $146,755,378        $ 44,275,736        $  2,886,030
Accumulation nonunitized ...............................................                  --                  --                  --
Retained by Equitable Life in Separate Account FP ......................             115,996             136,970             356,816
                                                                                ------------        ------------        ------------
Total net assets .......................................................        $146,871,374        $ 44,412,706        $  3,242,846
                                                                                ============        ============        ============
Investments in shares of The Trust, at cost ............................        $147,278,801        $ 47,403,981        $  3,437,667
Trust shares held
 Class A ...............................................................           9,751,642               1,338                  --
 Class B ...............................................................           1,646,707           8,812,106             462,526
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................                 129                  79                   5
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................                  --                 769                  34
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................                  --                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................                 644                  --                  --
IL Protector - Class A and B 0.80% .....................................                   6                   3                  --
Survivorship 2000 - Class A and B 0.90% ................................                  59                  36                   2
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................                 185                  --                  --
Survivorship Incentive Life - Class B 0.60% ............................                  --                  --                  --
Accumulator Life - Class B 1.35% .......................................                  --                  --                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................        $     153.80        $      50.43        $      70.32
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................        $         --        $      49.91        $      69.76
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................        $         --        $         --        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................        $     149.53        $         --        $         --
IL Protector - Class A and B 0.80% .....................................        $     148.13        $      49.74        $      69.57
Survivorship 2000 - Class A and B 0.90% ................................        $     147.44        $      49.65        $      69.48
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................        $     113.58        $         --        $         --
Survivorship Incentive Life - Class B 0.60% ............................        $         --        $         --        $         --
Accumulator Life - Class B 1.35% .......................................        $     125.32        $      49.26        $      69.06

                                                                                    EQ/AXP Strategy
                                                                                      Aggressive           EQ/Balanced
                                                                                   ----------------     -----------------
Assets:
Investments in shares of The Trust, at fair value .......................            $ 2,937,869          $ 695,570,770
Receivable for Trust shares sold ........................................                     --                     --
Receivable for policy-related transactions ..............................                  6,351                     --
                                                                                     -----------          -------------
  Total assets ..........................................................              2,944,220            695,570,770
                                                                                     -----------          -------------
Liabilities:
Payable for Trust shares purchased ......................................                  6,351                204,757
Payable for policy-related transactions .................................                     --                377,265
                                                                                     -----------          -------------
  Total liabilities .....................................................                  6,351                582,022
                                                                                     -----------          -------------
Net Assets ..............................................................            $ 2,937,869          $ 694,988,748
                                                                                     ===========          =============
Net Assets:
Accumulation Units ......................................................            $ 2,725,740          $ 691,560,936
Accumulation nonunitized ................................................                     --              3,342,913
Retained by Equitable Life in Separate Account FP .......................                212,129                 84,899
                                                                                     -----------          -------------
Total net assets ........................................................            $ 2,937,869          $ 694,988,748
                                                                                     ===========          =============
Investments in shares of The Trust, at cost .............................            $ 3,405,486          $ 749,707,661
Trust shares held
 Class A ................................................................                     --             46,679,628
 Class B ................................................................                708,623              1,238,247
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ....................................................                     14                    174
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% ......................                     51                     --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ....................................................                     --                  1,229
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................                     --                      8
IL Protector - Class A and B 0.80% ......................................                     --                    176
Survivorship 2000 - Class A and B 0.90% .................................                     --                    169
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% .........................................                     --                     --
Survivorship Incentive Life - Class B 0.60% .............................                     --                     --
Accumulator Life - Class B 1.35% ........................................                     --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ....................................................            $     41.52          $      208.22
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% ......................            $     41.18          $          --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ....................................................            $        --          $          --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................            $        --          $      488.09
IL Protector - Class A and B 0.80% ......................................            $     41.07          $      161.78
Survivorship 2000 - Class A and B 0.90% .................................            $     41.02          $      207.26
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% .........................................            $        --          $      105.65
Survivorship Incentive Life - Class B 0.60% .............................            $        --          $          --
Accumulator Life - Class B 1.35% ........................................            $     40.77          $      101.79

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2001

                                                                                                      EQ/Capital       EQ/Capital
                                                                                 EQ/Bernstein          Guardian       Guardian U.S.
                                                                              Diversified Value        Research          Equity
                                                                              -----------------      -----------       -----------
Assets:
Investments in shares of The Trust, at fair value ......................         $82,415,399         $ 8,133,201       $ 9,167,556
Receivable for Trust shares sold .......................................                  --             599,849                --
Receivable for policy-related transactions .............................              42,407                  --            47,244
                                                                                 -----------         -----------       -----------
  Total assets .........................................................          82,457,806           8,733,050         9,214,800
                                                                                 -----------         -----------       -----------
Liabilities:
Payable for Trust shares purchased .....................................             101,242                  --            53,198
Payable for policy-related transactions ................................                  --             576,497                --
                                                                                 -----------         -----------       -----------
  Total liabilities ....................................................             101,242             576,497            53,198
                                                                                 -----------         -----------       -----------
Net Assets .............................................................         $82,356,564         $ 8,156,553       $ 9,161,602
                                                                                 ===========         ===========       ===========
Net Assets:
Accumulation Units .....................................................         $82,311,247         $ 8,117,110       $ 9,145,127
Accumulation nonunitized ...............................................                  --                  --                --
Retained by Equitable Life in Separate Account FP ......................              45,317              39,443            16,475
                                                                                 -----------         -----------       -----------
Total net assets .......................................................         $82,356,564         $ 8,156,553       $ 9,161,602
                                                                                 ===========         ===========       ===========
Investments in shares of The Trust, at cost ............................         $84,824,318         $ 8,007,129       $ 8,988,847
Trust shares held
 Class A ...............................................................                  --                  --                --
 Class B ...............................................................           7,001,105             744,002           897,037
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................                 170                  24                12
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................                 520                  48                74
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................                  --                  --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................                  --                  --                --
IL Protector - Class A and B 0.80% .....................................                   4                  --                --
Survivorship 2000 - Class A and B 0.90% ................................                  64                   1                 2
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................                   5                  --                --
Survivorship Incentive Life - Class B 0.60% ............................                  --                  --                --
Accumulator Life - Class B 1.35% .......................................                  --                  --                --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................         $     97.45         $    112.11       $    105.12
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................         $    111.27         $    110.55       $    103.65
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................         $        --         $        --       $        --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................         $        --         $        --       $        --
IL Protector - Class A and B 0.80% .....................................         $     95.61         $    110.03       $    103.17
Survivorship 2000 - Class A and B 0.90% ................................         $    110.12         $    109.77       $    102.92
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................         $     95.56         $        --       $        --
Survivorship Incentive Life - Class B 0.60% ............................         $        --         $        --       $        --
Accumulator Life - Class B 1.35% .......................................         $     94.36         $    107.84       $    100.40

                                                                                 EQ/Emerging       EQ/Equity 500        EQ/Evergreen
                                                                               Markets Equity           Index               Omega
                                                                               --------------      -------------        ------------
Assets:
Investments in shares of The Trust, at fair value ......................        $ 36,713,637        $614,982,397        $  1,192,831
Receivable for Trust shares sold .......................................           3,273,037           2,404,471                  --
Receivable for policy-related transactions .............................                  --                  --                 703
                                                                                ------------        ------------        ------------
  Total assets .........................................................          39,986,674         617,386,868           1,193,534
                                                                                ------------        ------------        ------------
Liabilities:
Payable for Trust shares purchased .....................................                  --                  --                 703
Payable for policy-related transactions ................................           3,273,686           2,000,478                  --
                                                                                ------------        ------------        ------------
  Total liabilities ....................................................           3,273,686           2,000,478                 703
                                                                                ------------        ------------        ------------
Net Assets .............................................................        $ 36,712,988        $615,386,390        $  1,192,831
                                                                                ============        ============        ============
Net Assets:
Accumulation Units .....................................................        $ 36,695,411        $614,813,868        $  1,189,235
Accumulation nonunitized ...............................................                  --             429,867                  --
Retained by Equitable Life in Separate Account FP ......................              17,577             142,655               3,596
                                                                                ------------        ------------        ------------
Total net assets .......................................................        $ 36,712,988        $615,386,390        $  1,192,831
                                                                                ============        ============        ============
Investments in shares of The Trust, at cost ............................        $ 48,110,760        $651,785,763        $  1,308,398
Trust shares held
 Class A ...............................................................                  --          25,644,447                  --
 Class B ...............................................................           6,538,162           2,256,114             149,336
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................                 131                 412                   4
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................                  --                  --                  12
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................                 404                  --                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................                  --               1,511                  --
IL Protector - Class A and B 0.80% .....................................                   2                  19                  --
Survivorship 2000 - Class A and B 0.90% ................................                  25                 211                  --
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................                  --                 575                  --
Survivorship Incentive Life - Class B 0.60% ............................                  12                  --                  --
Accumulator Life - Class B 1.35% .......................................                  --                  --                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ...................................................        $      64.83        $     271.91        $      78.47
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% .....................        $         --        $         --        $      74.98
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ...................................................        $      63.15        $         --        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ...................................        $         --        $     262.11        $         --
IL Protector - Class A and B 0.80% .....................................        $      62.59        $     181.73        $      77.01
Survivorship 2000 - Class A and B 0.90% ................................        $      62.32        $     255.97        $      76.83
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% ........................................        $         --        $      85.84        $         --
Survivorship Incentive Life - Class B 0.60% ............................        $      85.61        $         --        $         --
Accumulator Life - Class B 1.35% .......................................        $      92.15        $      81.74        $      75.99

                                                                                                            EQ/FI Small/Mid
                                                                                    EQ/FI Mid Cap              Cap Value
                                                                                    -------------           ---------------
Assets:
Investments in shares of The Trust, at fair value .......................            $15,113,216             $ 80,441,823
Receivable for Trust shares sold ........................................               715,529                        --
Receivable for policy-related transactions ..............................                    --                 1,101,947
                                                                                     -----------             ------------
  Total assets ..........................................................            15,828,745                81,543,770
                                                                                     -----------             ------------
Liabilities:
Payable for Trust shares purchased ......................................                    --                 1,108,964
Payable for policy-related transactions .................................               712,158                        --
                                                                                     -----------             ------------
  Total liabilities .....................................................               712,158                 1,108,964
                                                                                     -----------             ------------
Net Assets ..............................................................            $15,116,587             $ 80,434,806
                                                                                     ===========             ============
Net Assets:
Accumulation Units ......................................................            $15,038,654             $ 80,367,708
Accumulation nonunitized ................................................                    --                        --
Retained by Equitable Life in Separate Account FP .......................                77,933                    67,098
                                                                                     -----------             ------------
Total net assets ........................................................            $15,116,587             $ 80,434,806
                                                                                     ===========             ============
Investments in shares of The Trust, at cost .............................            $14,951,456             $ 78,149,828
Trust shares held
 Class A ................................................................                    --                        --
 Class B ................................................................             1,743,623                 6,930,973
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ....................................................                    14                        90
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% ......................                   151                        --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ....................................................                    --                        --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................                    --                        13
IL Protector - Class A and B 0.80% ......................................                    --                         4
Survivorship 2000 - Class A and B 0.90% .................................                     9                        47
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% .........................................                    --                       538
Survivorship Incentive Life - Class B 0.60% .............................                    --                        --
Accumulator Life - Class B 1.35% ........................................                    --                        --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00% ....................................................            $    86.96              $     119.34
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class A and B 0.60% ......................            $    86.26              $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and after -
 Class A and B 0.60% ....................................................            $       --              $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60% ....................................            $       --              $     116.03
IL Protector - Class A and B 0.80% ......................................            $    86.03              $     114.94
Survivorship 2000 - Class A and B 0.90% .................................            $    85.92              $     114.40
Incentive Life 2000 Sales 1999 and after, Survivorship
 Incentive Life - Class B 0.60% .........................................            $       --              $     112.71
Survivorship Incentive Life - Class B 0.60% .............................            $       --              $         --
Accumulator Life - Class B 1.35% ........................................            $    85.40              $      88.78

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2001

                                                                                               EQ/Janus
                                                                                               Large Cap     EQ/Marsico
                                                                                                Growth          Focus
                                                                                             ------------    ---------
Assets:
Investments in shares of The Trust, at fair value ........................................   $ 13,694,166    $ 699,409
Receivable for Trust shares sold .........................................................             --           --
Receivable for policy-related transactions ...............................................        113,253        2,623
                                                                                             ------------    ---------
  Total assets ...........................................................................     13,807,419      702,032
                                                                                             ------------    ---------
Liabilities:
Payable for Trust shares purchased .......................................................        113,508        2,623
Payable for policy-related transactions ..................................................             --           --
                                                                                             ------------    ---------
  Total liabilities ......................................................................        113,508        2,623
                                                                                             ------------    ---------
Net Assets ...............................................................................   $ 13,693,911    $ 699,409
                                                                                             ============    =========
Net Assets:
Accumulation Units .......................................................................   $ 13,648,368    $ 699,052
Accumulation nonunitized .................................................................             --           --
Retained by Equitable Life in Separate Account FP ........................................         45,543          357
                                                                                             ------------    ---------
Total net assets .........................................................................   $ 13,693,911    $ 699,409
                                                                                             ============    =========
Investments in shares of The Trust, at cost ..............................................   $ 14,977,756    $ 690,950
Trust shares held
 Class A .................................................................................             --           --
 Class B .................................................................................      2,110,977       61,395
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............             31           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............            173            6
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................             --           --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................             --           --
IL Protector - Class A and B 0.80% .......................................................              1           --
Survivorship 2000 - Class A and B 0.90% ..................................................              6            1
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....             --           --
Survivorship Incentive Life - Class B 0.60% ..............................................             --           --
Accumulator Life - Class B 1.35% .........................................................             --           --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............   $      64.96    $  106.25
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............   $      64.44    $  106.09
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................   $         --    $      --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................   $         --    $      --
IL Protector - Class A and B 0.80% .......................................................   $      64.27    $  106.04
Survivorship 2000 - Class A and B 0.90% ..................................................   $      64.18    $  106.01
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....   $         --    $      --
Survivorship Incentive Life - Class B 0.60% ..............................................   $         --    $      --
Accumulator Life - Class B 1.35% .........................................................   $      63.79    $  105.90


                                                                                                   EQ/Mercury
                                                                                                      Basic
                                                                                                  Value Equity
                                                                                                --------------
Assets:
Investments in shares of The Trust, at fair value ........................................        $ 97,534,467
Receivable for Trust shares sold .........................................................                  --
Receivable for policy-related transactions ...............................................             131,827
                                                                                                  ------------
  Total assets ...........................................................................          97,666,294
                                                                                                  ------------
Liabilities:
Payable for Trust shares purchased .......................................................             134,938
Payable for policy-related transactions ..................................................                  --
                                                                                                  ------------
  Total liabilities ......................................................................             134,938
                                                                                                  ------------
Net Assets ...............................................................................        $ 97,531,356
                                                                                                  ============
Net Assets:
Accumulation Units .......................................................................        $ 97,457,327
Accumulation nonunitized .................................................................                  --
Retained by Equitable Life in Separate Account FP ........................................              74,029
                                                                                                  ------------
Total net assets .........................................................................        $ 97,531,356
                                                                                                  ============
Investments in shares of The Trust, at cost ..............................................        $ 96,650,871
Trust shares held
 Class A .................................................................................                  --
 Class B .................................................................................           7,081,515
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............                  96
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............                  --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................                 386
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................                  --
IL Protector - Class A and B 0.80% .......................................................                   4
Survivorship 2000 - Class A and B 0.90% ..................................................                  46
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....                  --
Survivorship Incentive Life - Class B 0.60% ..............................................                  20
Accumulator Life - Class B 1.35% .........................................................                  --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............        $     183.25
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............        $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................        $     178.18
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................        $         --
IL Protector - Class A and B 0.80% .......................................................        $     176.51
Survivorship 2000 - Class A and B 0.90% ..................................................        $     175.68
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....        $         --
Survivorship Incentive Life - Class B 0.60% ..............................................        $     116.52
Accumulator Life - Class B 1.35% .........................................................        $     132.83



                                                                                                   EQ/MFS
                                                                                                  Emerging
                                                                                                   Growth              EQ/MFS
                                                                                                 Companies        Investors Trust
                                                                                          -- -----------------   -----------------
Assets:
Investments in shares of The Trust, at fair value ........................................     $ 216,263,275        $ 4,121,986
Receivable for Trust shares sold .........................................................         4,683,326              8,883
Receivable for policy-related transactions ...............................................                --                 --
                                                                                               -------------        -----------
  Total assets ...........................................................................       220,946,601          4,130,869
                                                                                               -------------        -----------
Liabilities:
Payable for Trust shares purchased .......................................................                --                 --
Payable for policy-related transactions ..................................................         4,686,319             35,338
                                                                                               -------------        -----------
  Total liabilities ......................................................................         4,686,319             35,338
                                                                                               -------------        -----------
Net Assets ...............................................................................     $ 216,260,282        $ 4,095,531
                                                                                               =============        ===========
Net Assets:
Accumulation Units .......................................................................     $ 216,160,799        $ 4,077,341
Accumulation nonunitized .................................................................                --                 --
Retained by Equitable Life in Separate Account FP ........................................            99,483             18,190
                                                                                               -------------        -----------
Total net assets .........................................................................     $ 216,260,282        $ 4,095,531
                                                                                               =============        ===========
Investments in shares of The Trust, at cost ..............................................     $ 290,047,429        $ 4,532,668
Trust shares held
 Class A .................................................................................                --                 --
 Class B .................................................................................        15,783,363            459,475
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............               158                  6
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............                --                 41
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................             1,163                 --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................                --                 --
IL Protector - Class A and B 0.80% .......................................................                 9                 --
Survivorship 2000 - Class A and B 0.90% ..................................................                76                  1
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....                --                 --
Survivorship Incentive Life - Class B 0.60% ..............................................                74                 --
Accumulator Life - Class B 1.35% .........................................................                --                 --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............     $      153.10        $     86.36
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............     $          --        $     85.03
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................     $      148.86        $        --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................     $          --        $        --
IL Protector - Class A and B 0.80% .......................................................     $      147.47        $     84.59
Survivorship 2000 - Class A and B 0.90% ..................................................     $      146.78        $     84.37
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....     $          --        $        --
Survivorship Incentive Life - Class B 0.60% ..............................................     $       85.53        $        --
Accumulator Life - Class B 1.35% .........................................................     $       96.14        $     84.83




                                                                                                EQ/MFS
                                                                                               Research
                                                                                           ---------------
Assets:
Investments in shares of The Trust, at fair value ........................................   $ 57,601,743
Receivable for Trust shares sold .........................................................      1,222,382
Receivable for policy-related transactions ...............................................             --
                                                                                             ------------
  Total assets ...........................................................................     58,824,125
                                                                                             ------------
Liabilities:
Payable for Trust shares purchased .......................................................             --
Payable for policy-related transactions ..................................................      1,222,364
                                                                                             ------------
  Total liabilities ......................................................................      1,222,364
                                                                                             ------------
Net Assets ...............................................................................   $ 57,601,761
                                                                                             ============
Net Assets:
Accumulation Units .......................................................................   $ 57,536,534
Accumulation nonunitized .................................................................             --
Retained by Equitable Life in Separate Account FP ........................................         65,227
                                                                                             ------------
Total net assets .........................................................................   $ 57,601,761
                                                                                             ============
Investments in shares of The Trust, at cost ..............................................   $ 63,150,896
Trust shares held
 Class A .................................................................................             --
 Class B .................................................................................      5,127,746
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............             82
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............             --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................            323
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................             --
IL Protector - Class A and B 0.80% .......................................................              4
Survivorship 2000 - Class A and B 0.90% ..................................................             28
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....             --
Survivorship Incentive Life - Class B 0.60% ..............................................             17
Accumulator Life - Class B 1.35% .........................................................             --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............   $     131.34
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............   $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................   $     127.70
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................   $         --
IL Protector - Class A and B 0.80% .......................................................   $     126.51
Survivorship 2000 - Class A and B 0.90% ..................................................   $     125.91
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....   $         --
Survivorship Incentive Life - Class B 0.60% ..............................................   $      85.96
Accumulator Life - Class B 1.35% .........................................................   $      88.20


                                                                                               EQ/Putnam      EQ/T. Rowe Price
                                                                                            Growth & Income    International
                                                                                                 Value             Stock
                                                                                           ----------------- -----------------
Assets:
Investments in shares of The Trust, at fair value ........................................   $ 29,065,646      $ 52,906,817
Receivable for Trust shares sold .........................................................             --         3,140,808
Receivable for policy-related transactions ...............................................          4,489                --
                                                                                             ------------      ------------
  Total assets ...........................................................................     29,070,135        56,047,625
                                                                                             ------------      ------------
Liabilities:
Payable for Trust shares purchased .......................................................          8,994                --
Payable for policy-related transactions ..................................................             --         3,140,339
                                                                                             ------------      ------------
  Total liabilities ......................................................................          8,994         3,140,339
                                                                                             ------------      ------------
Net Assets ...............................................................................   $ 29,061,141      $ 52,907,286
                                                                                             ============      ============
Net Assets:
Accumulation Units .......................................................................   $ 29,004,102      $ 52,848,336
Accumulation nonunitized .................................................................             --                --
Retained by Equitable Life in Separate Account FP ........................................         57,039            58,950
                                                                                             ------------      ------------
Total net assets .........................................................................   $ 29,061,141      $ 52,907,286
                                                                                             ============      ============
Investments in shares of The Trust, at cost ..............................................   $ 30,524,807      $ 67,553,791
Trust shares held
 Class A .................................................................................             --                --
 Class B .................................................................................      2,577,866         6,339,550
Units outstanding (000's):
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............             42               113
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............             --                --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................            159               395
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................             --                --
IL Protector - Class A and B 0.80% .......................................................              2                 2
Survivorship 2000 - Class A and B 0.90% ..................................................             16                52
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....             --                --
Survivorship Incentive Life - Class B 0.60% ..............................................             16                16
Accumulator Life - Class B 1.35% .........................................................             --                --
Unit value:
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00% ..............   $     128.70      $      93.88
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after, Survivorship Incentive Life - Class A and B 0.60% .............   $         --      $         --
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life
2000 Sales 1999 and after - Class A and B 0.60% ..........................................   $     125.14      $      91.28
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B
 0.60% ...................................................................................   $         --      $         --
IL Protector - Class A and B 0.80% .......................................................   $     123.96      $      90.42
Survivorship 2000 - Class A and B 0.90% ..................................................   $     123.38      $      90.00
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60% ....   $         --      $         --
Survivorship Incentive Life - Class B 0.60% ..............................................   $      87.82      $      81.73
Accumulator Life - Class B 1.35% .........................................................   $      95.74      $      79.63

-------
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Aggressive Stock
                                            ---------------------------------------------------
                                                   2001              2000             1999
                                            ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $    3,459,227    $    3,434,784    $   3,163,286
 Expenses:
  Mortality and expense risk charges ......       3,763,915         5,519,701        5,481,701
                                             --------------    --------------    -------------
Net Investment Income (Loss) ..............        (304,688)       (2,084,917)      (2,318,415)
                                             --------------    --------------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (212,487,401)       67,261,897      (27,888,194)
  Realized gain distribution from The
   Trust ..................................              --        62,772,904       61,642,419
                                             --------------    --------------    -------------
 Net realized gain (loss) .................    (212,487,401)      130,034,801       33,754,225
                                             --------------    --------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........       3,263,156      (261,224,627)     132,094,676
                                             --------------    --------------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (209,224,245)     (131,189,826)     165,848,901
                                             --------------    --------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (209,528,933)   $ (133,274,743)   $ 163,530,486
                                             ==============    ==============    =============


                                                          EQ/Alliance Common Stock               EQ/Alliance Global
                                            ---------------------------------------------------- ------------------
                                                   2001               2000             1999             2001
                                            ----------------- ------------------- -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $   66,366,976    $      20,631,257   $ 20,107,533   $           --
 Expenses:
  Mortality and expense risk charges ......      16,024,667           19,465,147     19,069,959        3,004,676
                                             --------------    -----------------   ------------   --------------
Net Investment Income (Loss) ..............      50,342,309            1,166,110      1,037,574       (3,004,676)
                                             --------------    -----------------   ------------   --------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (102,598,622)         227,158,194    221,690,581     (149,274,922)
  Realized gain distribution from The
   Trust ..................................       3,428,990          596,359,479    497,324,765          229,470
                                             --------------    -----------------   ------------   --------------
 Net realized gain (loss) .................     (99,169,632)         823,517,673    719,015,346     (149,045,452)
                                             --------------    -----------------   ------------   --------------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (277,010,784)      (1,333,854,337)    13,099,046       30,847,371
                                             --------------    -----------------   ------------   --------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (376,180,416)        (510,336,664)   732,114,392     (118,198,081)
                                             --------------    -----------------   ------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (325,838,107)   $    (509,170,554)  $733,151,966   $ (121,202,757)
                                             ==============    =================   ============   ==============


                                                   EQ/Alliance Global
                                            ---------------------------------
                                                   2000             1999
                                            ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $    1,173,280    $    561,424
 Expenses:
  Mortality and expense risk charges ......       4,131,640       3,438,444
                                             --------------    ------------
Net Investment Income (Loss) ..............      (2,958,360)     (2,877,020)
                                             --------------    ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....      44,316,191      67,795,783
  Realized gain distribution from The
   Trust ..................................      66,324,943      44,485,709
                                             --------------    ------------
 Net realized gain (loss) .................     110,641,134     112,281,492
                                             --------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (247,293,351)     89,001,859
                                             --------------    ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (136,652,217)    201,283,351
                                             --------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (139,610,577)   $198,406,331
                                             ==============    ============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Alliance Growth and Income
                                            ------------------------------------------------
                                                  2001            2000             1999
                                            --------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $   3,584,835   $    2,446,807    $   530,384
 Expenses:
  Mortality and expense risk charges ......      1,879,561        1,420,402      1,048,745
                                             -------------   --------------    -----------
Net Investment Income (Loss) ..............      1,705,274        1,026,405       (518,361)
                                             -------------   --------------    -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     (9,356,403)      26,185,528        730,688
  Realized gain distribution from The
   Trust ..................................     15,642,007       27,698,101     20,855,872
                                             -------------   --------------    -----------
 Net realized gain (loss) .................      6,285,604       53,883,629     21,586,560
                                             -------------   --------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (14,338,526)     (35,037,744)    10,929,728
                                             -------------   --------------    -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (8,052,922)      18,845,885     32,516,288
                                             -------------   --------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $  (6,347,648)  $   19,872,290    $31,997,927
                                             =============   ==============    ===========



                                                       EQ/Alliance Growth Investors
                                            --------------------------------------------------
                                                   2001              2000            1999
                                            ----------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $   20,405,940    $   21,379,395    $ 17,092,741
 Expenses:
  Mortality and expense risk charges ......       5,902,954         6,959,631       6,207,073
                                             --------------    --------------    ------------
Net Investment Income (Loss) ..............      14,502,986        14,419,764      10,885,668
                                             --------------    --------------    ------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....        (315,664)       16,392,372      15,284,978
  Realized gain distribution from The
   Trust ..................................              --        77,354,978     104,658,738
                                             --------------    --------------    ------------
 Net realized gain (loss) .................        (315,664)       93,747,350     119,943,716
                                             --------------    --------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (157,828,803)     (196,393,672)    120,308,421
                                             --------------    --------------    ------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (158,144,467)     (102,646,322)    240,252,137
                                             --------------    --------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (143,641,481)   $  (88,226,558)   $251,137,805
                                             ==============    ==============    ============



                                                          EQ/Alliance High Yield
                                            -------------------------------------------------
                                                  2001             2000            1999
                                            ---------------- --------------------------------
Income and Expenses:
 Investment Income:                          $   11,845,816   $  14,140,763   $  17,378,455
  Dividends from The Trust ................
 Expenses:                                          663,565         730,110         889,065
  Mortality and expense risk charges ......  --------------   -------------   -------------
                                                 11,182,251      13,410,653      16,489,390
Net Investment Income (Loss) ..............  --------------   -------------   -------------

Realized and Unrealized Gain (Loss)
 on Investments:                                (19,177,544)    (14,615,073)    (15,192,553)
  Realized gain (loss) on investments .....
  Realized gain distribution from The                    --              --         161,999
   Trust ..................................  --------------   -------------   -------------
                                                (19,177,544)    (14,615,073)    (15,030,554)
 Net realized gain (loss) .................  --------------   -------------   -------------

 Change in unrealized appreciation                8,741,806     (11,205,680)     (7,843,498)
  (depreciation) of investments ...........  --------------   -------------   -------------

Net Realized and Unrealized Gain                (10,435,738)    (25,820,753)    (22,874,052)
 (Loss) on Investments ....................  --------------   -------------   -------------

Net Increase (Decrease) in Net Assets        $      746,513   $ (12,410,100)  $  (6,384,662)
 Resulting from Operations ................  ==============   =============   =============


-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                EQ/Alliance Intermediate
                                                  Government Securities
                                       -------------------------------------------
                                            2001          2000           1999
                                       ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $4,259,499    $4,305,611    $   4,049,521
 Expenses:
  Mortality and expense risk charges .     252,420       193,617          378,916
                                        ----------    ----------    -------------
Net Investment Income (Loss) .........   4,007,079     4,111,994        3,670,605
                                        ----------    ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments    1,290,483        (3,837)        (194,507)
  Realized gain distribution from The
   Trust .............................          --            --               --
                                        ----------    ----------    -------------
 Net realized gain (loss) ............   1,290,483        (3,837)        (194,507)
                                        ----------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ......   1,797,986     2,567,919       (3,783,549)
                                        ----------    ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............   3,088,469     2,564,082       (3,978,056)
                                        ----------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $7,095,548    $6,676,076    $    (307,451)
                                        ==========    ==========    =============



                                                    EQ/Alliance International
                                       ---------------------------------------------------
                                              2001              2000             1999
                                       ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........   $   1,012,415     $     367,531     $        --
 Expenses:
  Mortality and expense risk charges .         324,908           438,450         321,035
                                         -------------     -------------     -----------
Net Investment Income (Loss) .........         687,507           (70,919)       (321,035)
                                         -------------     -------------     -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments       (8,267,592)       (1,758,393)      1,164,532
  Realized gain distribution from The
   Trust .............................         262,362         6,771,361       1,299,989
                                         -------------     -------------     -----------
 Net realized gain (loss) ............      (8,005,230)        5,012,968       2,464,521
                                         -------------     -------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ......      (9,474,456)      (26,115,157)     19,788,723
                                         -------------     -------------     -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............     (17,479,686)      (21,102,189)     22,253,244
                                         -------------     -------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........   $ (16,792,179)    $ (21,173,108)    $21,932,209
                                         =============     =============     ===========



                                                  EQ/Alliance Money Market
                                        ---------------------------------------------
                                             2001            2000           1999
                                        -------------- ------------------------------

Income and Expenses:
 Investment Income:                      $ 14,248,528   $   20,530,134  $13,943,193
  Dividends from The Trust ...........
 Expenses:                                  2,107,718        1,779,469    1,613,234
  Mortality and expense risk charges .   ------------   --------------  -----------
                                           12,140,810       18,750,665   12,329,959
Net Investment Income (Loss) .........   ------------   --------------  -----------

Realized and Unrealized Gain (Loss)
 on Investments:                           (1,312,388)      13,088,236      517,935
  Realized gain (loss) on investments
  Realized gain distribution from The              --          429,300       10,344
   Trust .............................   ------------   --------------  -----------
                                           (1,312,388)      13,517,536      528,279
 Net realized gain (loss) ............   ------------   --------------  -----------

 Change in unrealized appreciation          2,210,091      (12,753,418)    (219,635)
  (depreciation) of investments ......   ------------   --------------  -----------

Net Realized and Unrealized Gain              897,703          764,118      308,644
 (Loss) on Investments ...............   ------------   --------------  -----------

Net Increase (Decrease) in Net Assets    $ 13,038,513   $   19,514,783  $12,638,603
 Resulting from Operations ...........   ============   ==============  ===========


-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                EQ/Alliance Premier Growth (a)
                                       -------------------------------------------------
                                              2001             2000            1999
                                       ----------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $        9,667    $   2,922,865     $   30,540
 Expenses:
  Mortality and expense risk charges .         955,890        2,519,013         63,730
                                        --------------    -------------     ----------
Net Investment Income (Loss) .........        (946,223)         403,852        (33,190)
                                        --------------    -------------     ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments     (127,060,769)       1,799,789         83,605
  Realized gain distribution from The
   Trust .............................              --               --        106,890
                                        --------------    -------------     ----------
 Net realized gain (loss) ............    (127,060,769)       1,799,789        190,495
                                        --------------    -------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ......      66,507,612      (83,349,563)     5,068,707
                                        --------------    -------------     ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............     (60,553,157)     (81,549,774)     5,259,202
                                        --------------    -------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $  (61,499,380)   $ (81,145,922)    $5,226,012
                                        ==============    =============     ==========



                                                  EQ/Alliance Quality Bond
                                       -----------------------------------------------
                                             2001           2000            1999
                                       --------------- -------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $  7,364,252    $ 27,213,134   $  12,542,857
 Expenses:
  Mortality and expense risk charges .       885,373       2,318,268       1,329,147
                                        ------------    ------------   -------------
Net Investment Income (Loss) .........     6,478,879      24,894,866      11,213,710
                                        ------------    ------------   -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments     16,218,499      (1,145,872)     (1,493,664)
  Realized gain distribution from The
   Trust .............................            --              --         870,458
                                        ------------    ------------   -------------
 Net realized gain (loss) ............    16,218,499      (1,145,872)       (623,206)
                                        ------------    ------------   -------------
 Change in unrealized appreciation
  (depreciation) of investments ......    (6,369,381)     21,376,212     (16,621,791)
                                        ------------    ------------   -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............     9,849,118      20,230,340     (17,244,997)
                                        ------------    ------------   -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $ 16,327,997    $ 45,125,206   $  (6,031,287)
                                        ============    ============   =============





                                                  EQ/Alliance Small Cap Growth
                                       ------------------------------------------------
                                             2001             2000            1999
                                       ---------------- -------------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $   1,582,483    $           --   $        --
 Expenses:
  Mortality and expense risk charges .        753,493           616,222       284,347
                                        -------------    --------------   -----------
Net Investment Income (Loss) .........        828,990          (616,222)     (284,347)
                                        -------------    --------------   -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments     (29,857,146)       35,932,898     4,345,484
  Realized gain distribution from The
   Trust .............................        647,769        16,396,188            --
                                        -------------    --------------   -----------
 Net realized gain (loss) ............    (29,209,377)       52,329,086     4,345,484
                                        -------------    --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ......     10,471,452       (35,002,229)   15,295,322
                                        -------------    --------------   -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............    (18,737,925)       17,326,857    19,640,806
                                        -------------    --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $ (17,908,935)   $   16,710,635   $19,356,459
                                        =============    ==============   ===========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                          EQ/Alliance Technology (c)      EQ/AXP New Dimensions (d)
                                       --------------------------------- ---------------------------
                                             2001             2000            2001          2000
                                       ---------------- ---------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $       5,346    $          --    $    4,974     $   1,043
 Expenses:
  Mortality and expense risk charges .        221,007           76,288         9,892           240
                                        -------------    -------------    ----------     ---------
Net Investment Income (Loss) .........       (215,661)         (76,288)       (4,918)          803
                                        -------------    -------------    ----------     ---------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments     (18,298,009)        (506,295)     (117,138)       (1,822)
  Realized gain distribution from The
   Trust .............................             --               --            --            --
                                        -------------    -------------    ----------     ---------
 Net realized gain (loss) ............     18,298,009         (506,295)     (117,138)       (1,822)
                                        -------------    -------------    ----------     ---------
 Change in unrealized appreciation
  (depreciation) of investments ......      7,601,879      (10,564,821)      (97,780)      (97,042)
                                        -------------    -------------    ----------     ---------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............    (10,696,130)     (11,071,116)     (214,918)      (98,864)
                                        -------------    -------------    ----------     ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $ (10,911,791)   $ (11,147,404)   $ (219,836)    $ (98,061)
                                        =============    =============    ==========     =========




                                     EQ/AXP Strategy Aggressive (d)                     EQ/Balanced
                                     ------------------------------  -------------------------------------------------
                                            2001          2000            2001              2000            1999
                                     --------------- -------------   ---------------- ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ...........  $       --    $      742    $  18,337,028    $    17,202,195   $14,371,360
 Expenses:
  Mortality and expense risk charges .       7,936           694        3,720,250          3,249,089     3,107,759
                                        ----------    ----------    -------------    ---------------   -----------
Net Investment Income (Loss) .........      (7,936)           48       14,616,778         13,953,106    11,263,601
                                        ----------    ----------    -------------    ---------------   -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments     (219,356)     (145,965)      (7,624,110)         7,620,389     9,085,444
  Realized gain distribution from The
   Trust .............................          --            --               --         84,212,310    50,638,464
                                        ----------    ----------    -------------    ---------------   -----------
 Net realized gain (loss) ............    (219,356)     (145,965)      (7,624,110)        91,832,699    59,723,908
                                        ----------    ----------    -------------    ---------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ......    (267,292)     (200,326)     (31,738,236)      (115,634,605)   11,891,088
                                        ----------    ----------    -------------    ---------------   -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ...............    (486,648)     (346,291)     (39,362,346)       (23,801,906)   71,614,996
                                        ----------    ----------    -------------    ---------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ...........  $ (494,584)   $ (346,243)   $ (24,745,568)   $    (9,848,800)  $82,878,597
                                        ==========    ==========    =============    ===============   ===========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Bernstein
                                                  Diversified Value      EQ/Capital Guardian Research (b)
                                            --------------------------- ----------------------------------
                                                  2001          2000        2001        2000       1999
                                            --------------- ----------- ------------ ---------- ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $     717,948   $  4,179    $   15,176   $35,181    $   280
 Expenses:
  Mortality and expense risk charges ......        236,038        875        21,187     5,502        209
                                             -------------   --------    ----------   -------    -------
Net Investment Income (Loss) ..............        481,910      3,304        (6,011)   29,679         71
                                             -------------   --------    ----------   -------    -------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....       (429,986)    (2,223)      (96,597)   30,415      2,810
  Realized gain distribution from The
   Trust ..................................      1,424,280         --            --        --         27
                                             -------------   --------    ----------   -------    -------
 Net realized gain (loss) .................        994,294     (2,223)      (96,597)   30,415      2,837
                                             -------------   --------    ----------   -------    -------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (2,419,314)    10,394       105,383     9,596     11,093
                                             -------------   --------    ----------   -------    -------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (1,425,020)     8,171         8,786    40,011     13,930
                                             -------------   --------    ----------   -------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $    (943,110)  $ 11,475    $    2,775   $69,690    $14,001
                                             =============   ========    ==========   =======    =======



                                            EQ/Capital Guardian U.S. Equity (b)
                                            -----------------------------------
                                                2001        2000       1999
                                            ------------ ---------- ---------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $  24,798    $34,131    $ 1,159
 Expenses:
  Mortality and expense risk charges ......     21,388      5,877        378
                                             ---------    -------    -------
Net Investment Income (Loss) ..............      3,410     28,254        781
                                             ---------    -------    -------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (56,949)    16,165        451
  Realized gain distribution from The
   Trust ..................................         --      5,315      1,508
                                             ---------    -------    -------
 Net realized gain (loss) .................    (56,949)    21,480      1,959
                                             ---------    -------    -------
 Change in unrealized appreciation
  (depreciation) of investments ...........    154,385      6,999     17,325
                                             ---------    -------    -------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     97,436     28,479     19,284
                                             ---------    -------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ 100,846    $56,733    $20,065
                                             =========    =======    =======

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Emerging Markets Equity
                                          ------------------------------------------------
                                                2001             2000            1999
                                          ---------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............  $          --    $   3,734,636    $        --
 Expenses:
  Mortality and expense risk charges ....        164,902          225,716         66,405
                                           -------------    -------------    -----------
Net Investment Income (Loss) ............       (164,902)       3,508,920        (66,405)
                                           -------------    -------------    -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...    (15,753,531)       3,112,222        363,825
  Realized gain distribution from The
   Trust ................................         53,866        1,317,840        394,053
                                           -------------    -------------    -----------
 Net realized gain (loss) ...............    (15,699,665)       4,430,062        757,878
                                           -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments .........     13,760,152      (36,201,861)    13,987,219
                                           -------------    -------------    -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................     (1,939,513)     (31,771,799)    14,745,097
                                           -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............  $  (2,104,415)   $ (28,262,879)   $14,678,692
                                           =============    =============    ===========



                                                         EQ/Equity 500 Index                       EQ/Evergreen Omega (a)
                                          -------------------------------------------------- -----------------------------------
                                                2001              2000             1999           2001         2000       1999
                                          ---------------- ----------------- --------------- ------------- ------------ --------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ..............  $   6,734,669    $    4,807,410    $  7,575,355    $      110    $   1,189    $   99
 Expenses:
  Mortality and expense risk charges ....      3,292,002         3,730,581       3,729,959         4,270        1,838        18
                                           -------------    --------------    ------------    ----------    ---------    ------
Net Investment Income (Loss) ............      3,442,667         1,076,829       3,845,396        (4,160)        (649)       81
                                           -------------    --------------    ------------    ----------    ---------    ------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments ...    (50,673,179)      125,289,487      21,008,249       (39,991)     (18,345)       20
  Realized gain distribution from The
   Trust ................................        330,459        29,072,151       6,196,508            --           --        --
                                           -------------    --------------    ------------    ----------    ---------    ------
 Net realized gain (loss) ...............    (50,342,720)      154,361,638      27,204,757       (39,991)     (18,345)       20
                                           -------------    --------------    ------------    ----------    ---------    ------
 Change in unrealized appreciation
  (depreciation) of investments .........    (34,420,555)     (231,136,418)     92,088,291       (69,937)     (47,080)    1,450
                                           -------------    --------------    ------------    ----------    ---------    ------
Net Realized and Unrealized Gain
 (Loss) on Investments ..................    (84,763,275)      (76,774,780)    119,293,048      (109,928)     (65,425)    1,470
                                           -------------    --------------    ------------    ----------    ---------    ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ..............  $ (81,320,608)   $  (75,697,951)   $123,138,444    $ (114,088)   $ (66,074)   $1,551
                                           =============    ==============    ============    ==========    =========    ======

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                EQ/FI Mid Cap (d)              EQ/FI Small/Mid Cap Value
                                            ------------------------ -------------------------------------------
                                                 2001         2000        2001          2000           1999
                                            -------------- --------- ------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $   21,223    $ 2,614   $  400,316    $  355,229    $      67,108
 Expenses:
  Mortality and expense risk charges ......       44,269        895      275,246       171,556          180,999
                                              ----------    -------   ----------    ----------    -------------
Net Investment Income (Loss) ..............      (23,046)     1,719      125,070       183,673         (113,891)
                                              ----------    -------   ----------    ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     (487,515)    22,280      138,857      (925,533)      (1,591,217)
  Realized gain distribution from The
   Trust ..................................           --         --           --            --               --
                                              ----------    -------   ----------    ----------    -------------
 Net realized gain (loss) .................     (487,515)    22,280      138,857      (925,533)      (1,591,217)
                                              ----------    -------   ----------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ...........      115,983     45,777    2,231,073     2,355,805        1,920,459
                                              ----------    -------   ----------    ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (371,532)    68,057    2,369,930     1,430,272          329,242
                                              ----------    -------   ----------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (394,578)   $69,776   $2,495,000    $1,613,945    $     215,351
                                              ==========    =======   ==========    ==========    =============



                                            EQ/Janus Large Cap Growth (d)  EQ/Marsico Focus (e)
                                            ----------------------------- ----------------------
                                                  2001           2000              2001
                                            --------------- ------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $      1,409    $    4,295           $   --
 Expenses:
  Mortality and expense risk charges ......        45,823         2,998              365
                                             ------------    ----------           ------
Net Investment Income (Loss) ..............       (44,414)        1,297             (365)
                                             ------------    ----------           ------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....    (1,095,410)       (3,341)             159
  Realized gain distribution from The
   Trust ..................................            --            --               --
                                             ------------    ----------           ------
 Net realized gain (loss) .................    (1,095,410)       (3,341)             159
                                             ------------    ----------           ------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (1,003,017)     (280,573)           8,459
                                             ------------    ----------           ------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (2,098,427)     (283,914)           8,618
                                             ------------    ----------           ------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (2,142,841)   $ (282,617)          $8,253
                                             ============    ==========           ======

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                  EQ/Mercury Basic Value Equity
                                            -----------------------------------------
                                                 2001          2000          1999
                                            ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $2,910,068    $2,558,007    $  468,257
 Expenses:
  Mortality and expense risk charges ......     370,568       229,991       153,456
                                             ----------    ----------    ----------
Net Investment Income (Loss) ..............   2,539,500     2,328,016       314,801
                                             ----------    ----------    ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     164,816       622,843       426,168
  Realized gain distribution from The
   Trust ..................................   2,018,991     2,512,090     1,963,197
                                             ----------    ----------    ----------
 Net realized gain (loss) .................   2,183,807     3,134,933     2,389,365
                                             ----------    ----------    ----------
 Change in unrealized appreciation
  (depreciation) of investments ...........    (467,046)       80,020     1,362,581
                                             ----------    ----------    ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................   1,716,761     3,214,953     3,751,946
                                             ----------    ----------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $4,256,261    $5,542,969    $4,066,747
                                             ==========    ==========    ==========



                                                     EQ/MFS Emerging Growth Companies
                                            ---------------------------------------------------
                                                   2001              2000             1999
                                            ----------------- ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................  $       56,327    $    6,008,229     $        --
 Expenses:
  Mortality and expense risk charges ......       1,308,762         1,768,620         640,976
                                             --------------    --------------     -----------
Net Investment Income (Loss) ..............      (1,252,435)        4,239,609        (640,976)
                                             --------------    --------------     -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....     (79,597,391)       28,942,316      13,577,250
  Realized gain distribution from The
   Trust ..................................              --        13,303,804       3,969,879
                                             --------------    --------------     -----------
 Net realized gain (loss) .................     (79,597,391)       42,246,120      17,547,129
                                             --------------    --------------     -----------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (29,752,357)     (121,109,758)     70,081,784
                                             --------------    --------------     -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................    (109,349,748)      (78,863,638)     87,628,913
                                             --------------    --------------     -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................  $ (110,602,183)   $  (74,624,029)    $86,987,937
                                             ==============    ==============     ===========



                                                 EQ/MFS Investors Trust (a)
                                            --------------------------------------
                                                 2001          2000        1999
                                            -------------- -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ................   $   17,243    $   7,045    $ 1,268
 Expenses:
  Mortality and expense risk charges ......       17,100        5,820        431
                                              ----------    ---------    -------
Net Investment Income (Loss) ..............          143        1,225        837
                                              ----------    ---------    -------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .....      (95,215)      13,705       (227)
  Realized gain distribution from The
   Trust ..................................           --           --         --
                                              ----------    ---------    -------
 Net realized gain (loss) .................      (95,215)      13,705       (227)
                                              ----------    ---------    -------
 Change in unrealized appreciation
  (depreciation) of investments ...........     (389,623)     (41,696)    20,637
                                              ----------    ---------    -------
Net Realized and Unrealized Gain
 (Loss) on Investments ....................     (484,838)     (27,991)    20,410
                                              ----------    ---------    -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ................   $ (484,695)   $ (26,766)   $21,247
                                              ==========    =========    =======

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                        EQ/MFS Research
                                        -----------------------------------------------
                                              2001             2000            1999
                                        ---------------- ---------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ............  $      68,268    $     527,991    $   52,831
 Expenses:
  Mortality and expense risk charges ..        321,416          322,223       208,639
                                         -------------    -------------    ----------
Net Investment Income (Loss) ..........       (253,148)         205,768      (155,808)
                                         -------------    -------------    ----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .    (17,827,122)       6,836,827       995,232
  Realized gain distribution from The
   Trust ..............................      1,459,930        5,191,785     1,086,222
                                         -------------    -------------    ----------
 Net realized gain (loss) .............    (16,367,192)      12,028,612     2,081,454
                                         -------------    -------------    ----------
 Change in unrealized appreciation
  (depreciation) of investments .......      1,531,301      (17,114,439)    6,720,924
                                         -------------    -------------    ----------
Net Realized and Unrealized Gain
 (Loss) on Investments ................    (14,835,891)      (5,085,827)    8,802,378
                                         -------------    -------------    ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............  $ (15,089,039)   $  (4,880,059)   $8,646,570
                                         =============    =============    ==========




                                               EQ/Putnam Growth & Income Value
                                        ---------------------------------------------
                                              2001           2000           1999
                                        --------------- ------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ............  $    271,562    $  237,259    $     278,910
 Expenses:
  Mortality and expense risk charges ..       133,534       111,139          110,374
                                         ------------    ----------    -------------
Net Investment Income (Loss) ..........       138,028       126,120          168,536
                                         ------------    ----------    -------------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .      (289,234)     (439,753)         276,186
  Realized gain distribution from The
   Trust ..............................            --            --        1,499,307
                                         ------------    ----------    -------------
 Net realized gain (loss) .............      (289,234)     (439,753)       1,775,493
                                         ------------    ----------    -------------
 Change in unrealized appreciation
  (depreciation) of investments .......    (1,766,064)    1,779,700       (2,633,398)
                                         ------------    ----------    -------------
Net Realized and Unrealized Gain
 (Loss) on Investments ................    (2,055,298)    1,339,947         (857,905)
                                         ------------    ----------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............  $ (1,917,270)   $1,466,067    $    (689,369)
                                         ============    ==========    =============



                                                                 EQ/T. Rowe Price
                                                                International Stock
                                                 -------------------------------------------------
                                                        2001             2000             1999
                                                 ----------------- -------------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trust ............            $     114,232    $      19,551    $   192,580
 Expenses:
  Mortality and expense risk charges ..                  264,512          299,185        200,684
                                                   -------------    -------------    -----------
Net Investment Income (Loss) ..........                 (150,280)        (279,634)         8,104
                                                   -------------    -------------    -----------
Realized and Unrealized Gain (Loss)
 on Investments:
  Realized gain (loss) on investments .               (6,943,616)       2,210,907      4,626,661
  Realized gain distribution from The
   Trust ..............................                    8,452        4,843,178        583,215
                                                   -------------    -------------    -----------
 Net realized gain (loss) .............               (6,935,164)       7,054,085      5,209,876
                                                   -------------    -------------    -----------
 Change in unrealized appreciation
  (depreciation) of investments .......               (6,085,964)     (17,906,392)     7,742,298
                                                   -------------    -------------    -----------
Net Realized and Unrealized Gain
 (Loss) on Investments ................              (13,021,128)     (10,852,307)    12,952,174
                                                   -------------    -------------    -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations ............            $ (13,171,408)   $ (11,131,941)   $12,944,070
                                                   =============    =============    ===========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Aggressive Stock
                                               ------------------------------------------------------
                                                      2001              2000              1999
                                               ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $      (304,688)  $    (2,084,917)   $   (2,318,415)
 Net realized gain (loss) on investments .....     (212,487,401)      130,034,801        33,754,225
 Change in unrealized appreciation
  (depreciation) on investments ..............        3,263,156      (261,224,627)      132,094,676
                                                ---------------   ---------------    --------------
 Net increase (decrease) in net assets from
  operations .................................     (209,528,933)     (133,274,743)      163,530,486
                                                ---------------   ---------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......       96,108,525       122,336,721       145,241,493
  Transfers between funds and guaranteed
   interest account, net .....................      (44,712,711)     (113,067,315)     (131,040,290)
  Transfers for contract benefits and
   terminations ..............................      (33,567,150)      (41,817,294)      (41,821,443)
  Contract maintenance charges ...............      (49,339,864)      (53,052,495)      (57,256,360)
                                                ---------------   ---------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions .................      (31,511,200)      (85,600,383)      (84,876,600)
                                                ---------------   ---------------    --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP .......           73,978      (221,437,380)        2,197,124
                                                ---------------   ---------------    --------------
Increase (Decrease) in Net Assets ............     (240,966,155)      (21,327,952)       80,851,010
Net Assets - Beginning of Period .............      830,607,683     1,052,045,063       971,194,053
                                                ---------------   ---------------    --------------
Net Assets - End of Period ...................  $   589,641,528   $   830,607,683    $1,052,045,063
                                                ===============   ===============    ==============




                                                               EQ/Alliance Common Stock
                                               --------------------------------------------------------
                                                      2001                2000               1999
                                               ------------------ ------------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................   $   50,342,309    $       1,166,110   $    1,037,574
 Net realized gain (loss) on investments .....      (99,169,632)         823,517,673      719,015,346
 Change in unrealized appreciation
  (depreciation) on investments ..............     (277,010,784)      (1,333,854,337)      13,099,046
                                                 --------------    -----------------   --------------
 Net increase (decrease) in net assets from
  operations .................................     (325,838,107)        (509,170,554)     733,151,966
                                                 --------------    -----------------   --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......      316,285,256          358,046,737      361,261,385
  Transfers between funds and guaranteed
   interest account, net .....................     (103,425,024)        (396,289,850)      (6,084,277)
  Transfers for contract benefits and
   terminations ..............................     (112,788,632)        (129,262,766)    (107,811,075)
  Contract maintenance charges ...............     (151,157,302)        (147,249,534)    (138,531,902)
                                                 --------------    -----------------   --------------
Net increase (decrease) in net assets from
 contractowners transactions .................      (51,085,702)        (314,755,413)     108,834,130
                                                 --------------    -----------------   --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP .......          162,962            3,190,692       (5,343,344)
                                                 --------------    -----------------   --------------
Increase (Decrease) in Net Assets ............     (376,760,847)        (820,735,275)     836,642,752
Net Assets - Beginning of Period .............    2,959,133,917        3,779,869,192    2,943,226,440
                                                 --------------    -----------------   --------------
Net Assets - End of Period ...................   $2,582,373,070    $   2,959,133,917   $3,779,869,192
                                                 ==============    =================   ==============




                                                               EQ/Alliance Global
                                               ---------------------------------------------------
                                                      2001              2000             1999
                                               ---------------------------------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $    (3,004,676)  $    (2,958,360)  $  (2,877,020)
 Net realized gain (loss) on investments .....     (149,045,452)      110,641,134     112,281,492
 Change in unrealized appreciation
  (depreciation) on investments ..............       30,847,371      (247,293,351)     89,001,859
                                                ---------------   ---------------   -------------
 Net increase (decrease) in net assets from
  operations .................................     (121,202,757)     (139,610,577)    198,406,331
                                                ---------------   ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ......       65,626,144        80,791,023      71,950,825
  Transfers between funds and guaranteed
   interest account, net .....................      (29,008,478)         (873,557)    (19,514,700)
  Transfers for contract benefits and
   terminations ..............................      (23,554,931)      (28,772,452)    (24,209,649)
  Contract maintenance charges ...............      (30,141,778)      (29,817,062)    (27,461,922)
                                                ---------------   ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions .................      (17,079,043)       21,327,952        (764,554)
                                                ---------------   ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP .......         (210,391)         (223,279)         23,216
                                                ---------------   ---------------   -------------
Increase (Decrease) in Net Assets ............     (138,492,191)     (118,505,904)    199,195,101
Net Assets - Beginning of Period .............      606,396,330       724,902,234     525,707,133
                                                ---------------   ---------------   -------------
Net Assets - End of Period ...................  $   467,904,139   $   606,396,330   $ 724,902,234
                                                ===============   ===============   =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Alliance Growth and Income
                                                  --------------------------------------------------
                                                        2001             2000             1999
                                                  ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   1,705,274    $   1,026,405    $    (518,361)
 Net realized gain (loss) on investments ........      6,285,604       53,883,629       21,586,560
 Change in unrealized appreciation
  (depreciation) on investments .................    (14,338,526)     (35,037,744)      10,929,728
                                                   -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     (6,347,648)      19,872,290       31,997,927
                                                   -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     63,003,886       51,375,171       43,151,141
  Transfers between funds and guaranteed
   interest account, net ........................     61,784,294       18,026,255       22,904,422
  Transfers for contract benefits and
   terminations .................................    (12,314,818)     (12,474,188)      (5,529,385)
  Contract maintenance charges ..................    (20,046,318)     (14,381,414)     (11,510,715)
                                                   -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     92,427,044       42,545,824       49,015,463
                                                   -------------    -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........         21,489           29,752         (144,843)
                                                   -------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     86,100,885       62,447,866       80,868,547
Net Assets - Beginning of Period ................    294,767,515      232,319,649      151,451,102
                                                   -------------    -------------    -------------
Net Assets - End of Period ......................  $ 380,868,400    $ 294,767,515    $ 232,319,649
                                                   =============    =============    =============




                                                               EQ/Alliance Growth Investors
                                                  ------------------------------------------------------
                                                         2001              2000              1999
                                                  ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    14,502,986   $   14,419,764     $   10,885,668
 Net realized gain (loss) on investments ........         (315,664)      93,747,350        119,943,716
 Change in unrealized appreciation
  (depreciation) on investments .................     (157,828,803)    (196,393,672)       120,308,421
                                                   ---------------   --------------     --------------
 Net increase (decrease) in net assets from
  operations ....................................     (143,641,481)     (88,226,558)       251,137,805
                                                   ---------------   --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      103,260,635      114,476,090        118,892,312
  Transfers between funds and guaranteed
   interest account, net ........................      (35,376,168)     (18,160,356)       (33,233,500)
  Transfers for contract benefits and
   terminations .................................      (52,850,001)     (43,839,962)       (44,435,531)
  Contract maintenance charges ..................      (55,701,103)     (54,298,453)       (53,085,072)
                                                   ---------------   --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (40,666,637)      (1,822,681)       (11,861,791)
                                                   ---------------   --------------     --------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........         (208,130)          48,135           (471,570)
                                                   ---------------   --------------     --------------
Increase (Decrease) in Net Assets ...............     (184,516,248)     (90,001,104)       238,804,444
Net Assets - Beginning of Period ................    1,126,891,245    1,216,892,349        978,087,905
                                                   ---------------   --------------     --------------
Net Assets - End of Period ......................  $   942,374,997   $1,126,891,245     $1,216,892,349
                                                   ===============   ==============     ==============



                                                               EQ/Alliance High Yield
                                                  -------------------------------------------------
                                                        2001            2000             1999
                                                  -------------------------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  11,182,251   $  13,410,653    $  16,489,390
 Net realized gain (loss) on investments ........    (19,177,544)    (14,615,073)     (15,030,554)
 Change in unrealized appreciation
  (depreciation) on investments .................      8,741,806     (11,205,680)      (7,843,498)
                                                   -------------   -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................        746,513     (12,410,100)      (6,384,662)
                                                   -------------   -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     18,089,741      24,114,311       30,001,760
  Transfers between funds and guaranteed
   interest account, net ........................     (3,097,120)    (21,187,150)     (27,719,490)
  Transfers for contract benefits and
   terminations .................................     (6,596,529)     (6,510,833)      (7,404,940)
  Contract maintenance charges ..................     (9,310,362)     (9,706,663)     (11,174,876)
                                                   -------------   -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       (914,270)    (13,290,335)     (16,297,546)
                                                   -------------   -------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........         (4,036)     (2,037,976)       2,143,697
                                                   -------------   -------------    -------------
Increase (Decrease) in Net Assets ...............       (171,793)    (27,738,411)     (20,538,511)
Net Assets - Beginning of Period ................    122,096,071     149,834,482      170,372,993
                                                   -------------   -------------    -------------
Net Assets - End of Period ......................  $ 121,924,278   $ 122,096,071    $ 149,834,482
                                                   =============   =============    =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                   EQ/Alliance Intermediate Government Securities
                                                  ------------------------------------------------
                                                        2001            2000             1999
                                                  --------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  4,007,079    $    4,111,994   $  3,670,605
 Net realized gain (loss) on investments ........     1,290,483            (3,837)      (194,507)
 Change in unrealized appreciation
  (depreciation) on investments .................     1,797,986         2,567,919     (3,783,549)
                                                   ------------    --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,095,548         6,676,076       (307,451)
                                                   ------------    --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    19,225,366        10,221,162     16,691,635
  Transfers between funds and guaranteed
   interest account, net ........................    31,274,865       (12,624,593)    (4,529,957)
  Transfers for contract benefits and
   terminations .................................    (4,636,804)       (2,804,930)    (3,290,939)
  Contract maintenance charges ..................    (5,020,072)       (4,423,012)    (4,845,729)
                                                   ------------    --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    40,843,355        (9,631,373)     4,025,010
                                                   ------------    --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........      (259,993)         (592,639)       184,107
                                                   ------------    --------------   ------------
Increase (Decrease) in Net Assets ...............    47,678,910        (3,547,936)     3,901,666
Net Assets - Beginning of Period ................    75,326,403        78,874,339     74,972,673
                                                   ------------    --------------   ------------
Net Assets - End of Period ......................  $123,005,313    $   75,326,403   $ 78,874,339
                                                   ============    ==============   ============




                                                             EQ/Alliance International
                                                  ------------------------------------------------
                                                        2001             2000            1999
                                                  ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      687,507   $      (70,919)  $   (321,035)
 Net realized gain (loss) on investments ........      (8,005,230)       5,012,968      2,464,521
 Change in unrealized appreciation
  (depreciation) on investments .................      (9,474,456)     (26,115,157)    19,788,723
                                                   --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (16,792,179)     (21,173,108)    21,932,209
                                                   --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      11,004,808       14,728,538     11,367,096
  Transfers between funds and guaranteed
   interest account, net ........................      (4,327,437)       8,264,334     (6,228,006)
  Transfers for contract benefits and
   terminations .................................      (2,344,613)      (2,024,318)    (1,985,650)
  Contract maintenance charges ..................      (4,271,767)      (4,159,142)    (3,388,996)
                                                   --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................          60,991       16,809,412       (235,556)
                                                   --------------   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........          21,335           16,024        (49,840)
                                                   --------------   --------------   ------------
Increase (Decrease) in Net Assets ...............     (16,709,853)      (4,347,672)    21,646,813
Net Assets - Beginning of Period ................      72,534,083       76,881,755     55,234,942
                                                   --------------   --------------   ------------
Net Assets - End of Period ......................  $   55,824,230   $   72,534,083   $ 76,881,755
                                                   ==============   ==============   ============




                                                                 EQ/Alliance Money Market
                                                  ----------------------------------------------------
                                                         2001             2000              1999
                                                  ---------------------------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    12,140,810  $    18,750,665   $    12,329,959
 Net realized gain (loss) on investments ........       (1,312,388)      13,517,536           528,279
 Change in unrealized appreciation
  (depreciation) on investments .................        2,210,091      (12,753,418)         (219,635)
                                                   ---------------  ---------------   ---------------
 Net increase (decrease) in net assets from
  operations ....................................       13,038,513       19,514,783        12,638,603
                                                   ---------------  ---------------   ---------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      281,063,327      261,734,365       231,007,033
  Transfers between funds and guaranteed
   interest account, net ........................     (148,469,048)    (159,392,173)     (102,498,970)
  Transfers for contract benefits and
   terminations .................................      (27,698,359)     (33,650,289)      (22,889,296)
  Contract maintenance charges ..................      (33,347,788)     (30,749,863)      (29,994,931)
                                                   ---------------  ---------------   ---------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       71,548,132       37,942,040        75,623,836
                                                   ---------------  ---------------   ---------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........          113,926       (2,047,311)        1,075,796
                                                   ---------------  ---------------   ---------------
Increase (Decrease) in Net Assets ...............       84,700,571       55,409,512        89,338,235
Net Assets - Beginning of Period ................      399,837,889      344,428,377       255,090,142
                                                   ---------------  ---------------   ---------------
Net Assets - End of Period ......................  $   484,538,460  $   399,837,889   $   344,428,377
                                                   ===============  ===============   ===============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Alliance Premier Growth (a)
                                                  -------------------------------------------------
                                                         2001             2000            1999
                                                  ----------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $      (946,223)  $     403,852    $   (33,190)
 Net realized gain (loss) on investments ........     (127,060,769)      1,799,789        190,495
 Change in unrealized appreciation
  (depreciation) on investments .................       66,507,612     (83,349,563)     5,068,707
                                                   ---------------   -------------    -----------
 Net increase (decrease) in net assets from
  operations ....................................      (61,499,380)    (81,145,922)     5,226,012
                                                   ---------------   -------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       35,081,429      32,898,694      6,362,938
  Transfers between funds and guaranteed
   interest account, net ........................     (256,325,233)    418,028,445     40,600,125
  Transfers for contract benefits and
   terminations .................................       (4,042,683)     (4,487,489)      (346,799)
  Contract maintenance charges ..................      (10,065,785)     (6,486,655)      (628,821)
                                                   ---------------   -------------    -----------
Net increase (decrease) in net assets from
 contractonwers transactions ....................     (235,352,272)    439,952,995     45,987,443
                                                   ---------------   -------------    -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........           28,641           7,014          3,902
                                                   ---------------   -------------    -----------
Increase (Decrease) in Net Assets ...............     (296,823,011)    358,814,087     51,217,357
Net Assets - Beginning of Period ................      410,031,444      51,217,357             --
                                                   ---------------   -------------    -----------
Net Assets - End of Period ......................  $   113,208,433   $ 410,031,444    $51,217,357
                                                   ===============   =============    ===========




                                                                 EQ/Alliance Quality Bond
                                                  --------------------------------------------------
                                                         2001             2000            1999
                                                  ----------------- --------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     6,478,879   $ 24,894,866    $  11,213,710
 Net realized gain (loss) on investments ........       16,218,499     (1,145,872)        (623,206)
 Change in unrealized appreciation
  (depreciation) on investments .................       (6,369,381)    21,376,212      (16,621,791)
                                                   ---------------   ------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................       16,327,997     45,125,206       (6,031,287)
                                                   ---------------   ------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       16,627,569     14,531,506       19,416,861
  Transfers between funds and guaranteed
   interest account, net ........................     (332,114,013)   172,786,920          760,540
  Transfers for contract benefits and
   terminations .................................       (6,024,239)    (7,947,244)      (5,541,046)
  Contract maintenance charges ..................       (5,122,804)    (3,170,115)      (3,107,058)
                                                   ---------------   ------------    -------------
Net increase (decrease) in net assets from
 contractonwers transactions ....................     (326,633,487)   176,201,067       11,529,297
                                                   ---------------   ------------    -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........           17,676        346,180         (553,219)
                                                   ---------------   ------------    -------------
Increase (Decrease) in Net Assets ...............     (310,287,814)   221,672,453        4,944,791
Net Assets - Beginning of Period ................      455,576,885    233,904,432      228,959,641
                                                   ---------------   ------------    -------------
Net Assets - End of Period ......................  $   145,289,071   $455,576,885    $ 233,904,432
                                                   ===============   ============    =============



                                                             EQ/Alliance Small Cap Growth
                                                  -----------------------------------------------
                                                        2001            2000            1999
                                                  -------------------------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     828,990   $    (616,222)   $   (284,347)
 Net realized gain (loss) on investments ........    (29,209,377)     52,329,086       4,345,484
 Change in unrealized appreciation
  (depreciation) on investments .................     10,471,452     (35,002,229)     15,295,322
                                                   -------------   -------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (17,908,935)     16,710,635      19,356,459
                                                   -------------   -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     27,628,862      21,647,575      16,092,219
  Transfers between funds and guaranteed
   interest account, net ........................     (1,365,248)     51,092,256      (8,749,007)
  Transfers for contract benefits and
   terminations .................................     (4,420,805)     (3,606,884)     (1,349,630)
  Contract maintenance charges ..................     (8,183,889)     (5,013,960)     (3,529,695)
                                                   -------------   -------------    ------------
Net increase (decrease) in net assets from
 contractonwers transactions ....................     13,658,920      64,118,987       2,463,887
                                                   -------------   -------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........         61,768        (150,422)        (99,856)
                                                   -------------   -------------    ------------
Increase (Decrease) in Net Assets ...............     (4,188,247)     80,679,200      21,720,490
Net Assets - Beginning of Period ................    151,059,621      70,380,421      48,659,931
                                                   -------------   -------------    ------------
Net Assets - End of Period ......................  $ 146,871,374   $ 151,059,621    $ 70,380,421
                                                   =============   =============    ============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                     EQ/Alliance Technology (c)     EQ/AXP New Dimensions (d)
                                                  --------------------------------- -------------------------
                                                        2001             2000            2001         2000
                                                  ---------------- ---------------- ------------- -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (215,661)  $      (76,288)  $   (4,918)   $     803
 Net realized gain (loss) on investments ........     (18,298,009)        (506,295)    (117,138)      (1,822)
 Change in unrealized appreciation
  (depreciation) on investments .................       7,601,879      (10,564,821)     (97,780)     (97,042)
                                                   --------------   --------------   ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................     (10,911,791)     (11,147,404)    (219,836)     (98,061)
                                                   --------------   --------------   ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      13,314,847        7,114,732      743,333       25,593
  Transfers between funds and guaranteed
   interest account, net ........................      11,082,053       40,543,591    2,074,691      354,422
  Transfers for contract benefits and
   terminations .................................        (886,319)        (772,878)     (23,135)          --
  Contract maintenance charges ..................      (3,496,414)        (811,950)    (117,970)      (2,140)
                                                   --------------   --------------   ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................      20,014,167       46,073,495    2,676,919      377,875
                                                   --------------   --------------   ----------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........         (42,048)         426,287        5,707      500,242
                                                   --------------   --------------   ----------    ---------
Increase (Decrease) in Net Assets ...............       9,060,328       35,352,378    2,462,790      780,056
Net Assets - Beginning of Period ................      35,352,378               --      780,056           --
                                                   --------------   --------------   ----------    ---------
Net Assets - End of Period ......................  $   44,412,706   $   35,352,378   $3,242,846    $ 780,056
                                                   ==============   ==============   ==========    =========



                                                  EQ/AXP Strategy Aggressive (d)
                                                  ------------------------------
                                                       2001           2000
                                                  ------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (7,936)    $       48
 Net realized gain (loss) on investments ........    (219,356)      (145,965)
 Change in unrealized appreciation
  (depreciation) on investments .................    (267,292)      (200,326)
                                                   ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    (494,584)      (346,243)
                                                   ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     679,581         25,666
  Transfers between funds and guaranteed
   interest account, net ........................   2,157,388        564,195
  Transfers for contract benefits and
   terminations .................................     (37,022)            (8)
  Contract maintenance charges ..................    (114,123)        (2,630)
                                                   ----------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   2,685,824        587,223
                                                   ----------     ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........       4,955        500,694
                                                   ----------     ------------
Increase (Decrease) in Net Assets ...............   2,196,195        741,674
Net Assets - Beginning of Period ................     741,674             --
                                                   ----------     ------------
Net Assets - End of Period ......................  $2,937,869     $  741,674
                                                   ==========     ============



                                                                      EQ/Balanced
                                                  ---------------------------------------------------
                                                        2001              2000             1999
                                                  ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  14,616,778    $    13,953,106   $  11,263,601
 Net realized gain (loss) on investments ........     (7,624,110)        91,832,699      59,723,908
 Change in unrealized appreciation
  (depreciation) on investments .................    (31,738,236)      (115,634,605)     11,891,088
                                                   -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................    (24,745,568)        (9,848,800)     82,878,597
                                                   -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     52,423,463         43,380,686      45,762,044
  Transfers between funds and guaranteed
   interest account, net ........................    223,284,135        (18,801,218)    (32,690,258)
  Transfers for contract benefits and
   terminations .................................    (31,418,693)       (23,090,558)    (22,220,063)
  Contract maintenance charges ..................    (36,290,597)       (25,919,768)    (25,882,673)
                                                   -------------    ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    207,998,308        (24,430,858)    (35,030,950)
                                                   -------------    ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........        (38,485)          (657,407)         34,900
                                                   -------------    ---------------   -------------
Increase (Decrease) in Net Assets ...............    183,214,255        (34,937,065)     47,882,547
Net Assets - Beginning of Period ................    511,774,493        546,711,558     498,829,011
                                                   -------------    ---------------   -------------
Net Assets - End of Period ......................  $ 694,988,748    $   511,774,493   $ 546,711,558
                                                   =============    ===============   =============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/Bernstein
                                                       Diversified Value            EQ/Capital Guardian Research (b)
                                                  --------------------------- -----------------------------------------
                                                        2001          2000         2001          2000          1999
                                                  --------------- ----------- ------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    481,910    $  3,304    $   (6,011)    $   29,679     $     71
 Net realized gain (loss) on investments ........       994,294      (2,223)      (96,597)        30,415        2,837
 Change in unrealized appreciation
  (depreciation) on investments .................    (2,419,314)     10,394       105,383          9,596       11,093
                                                   ------------    --------    ----------     ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................      (943,110)     11,475         2,775         69,690       14,001
                                                   ------------    --------    ----------     ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     7,544,069      41,252     1,822,578        711,351       63,883
  Transfers between funds and guaranteed
   interest account, net ........................    79,211,110     483,081     3,683,627      2,253,279      115,765
  Transfers for contract benefits and
   terminations .................................    (1,699,250)        (44)      (81,815)       (66,372)          --
  Contract maintenance charges ..................    (2,322,983)     (7,905)     (333,607)      (114,994)        (503)
                                                   ------------    --------    ----------     ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    82,732,946     516,384     5,090,783      2,783,264      179,145
                                                   ------------    --------    ----------     ----------     --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........        38,863           6        11,644          5,042          209
                                                   ------------    --------    ----------     ----------     --------
Increase (Decrease) in Net Assets ...............    81,836,377     527,865     5,105,202      2,857,996      193,355
Net Assets - Beginning of Period ................       527,865          --     3,051,351        193,355           --
                                                   ------------    --------    ----------     ----------     --------
Net Assets - End of Period ......................  $ 82,356,564    $527,865    $8,156,553     $3,051,351     $193,355
                                                   ============    ========    ==========     ==========     ========



                                                     EQ/Capital Guardian U.S. Equity (b)
                                                  -----------------------------------------
                                                       2001          2000          1999
                                                  ------------- -------------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    3,410     $   28,254    $     781
 Net realized gain (loss) on investments ........     (56,949)        21,480        1,959
 Change in unrealized appreciation
  (depreciation) on investments .................     154,385          6,999       17,325
                                                   ----------     ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................     100,846         56,733       20,065
                                                   ----------     ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........   1,068,480        536,209      115,934
  Transfers between funds and guaranteed
   interest account, net ........................   6,314,186      1,033,573      390,589
  Transfers for contract benefits and
   terminations .................................     (51,509)       (68,022)     (12,706)
  Contract maintenance charges ..................    (272,829)       (84,915)      (2,423)
                                                   ----------     ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................   7,058,328      1,416,845      491,394
                                                   ----------     ----------    ---------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........      11,558          5,455          378
                                                   ----------     ----------    ---------
Increase (Decrease) in Net Assets ...............   7,170,732      1,479,033      511,837
Net Assets - Beginning of Period ................   1,990,870        511,837           --
                                                   ----------     ----------    ---------
Net Assets - End of Period ......................  $9,161,602     $1,990,870    $ 511,837
                                                   ==========     ==========    =========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Emerging Markets Equity
                                                  ------------------------------------------------
                                                        2001             2000            1999
                                                  ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (164,902)  $    3,508,920   $    (66,405)
 Net realized gain (loss) on investments ........     (15,699,665)       4,430,062        757,878
 Change in unrealized appreciation
  (depreciation) on investments .................      13,760,152      (36,201,861)    13,987,219
                                                   --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................      (2,104,415)     (28,262,879)    14,678,692
                                                   --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       8,992,159       13,667,286      4,138,455
  Transfers between funds and guaranteed
   interest account, net ........................      (5,239,900)      19,732,771     15,981,886
  Transfers for contract benefits and
   terminations .................................      (1,302,774)      (1,935,931)      (614,746)
  Contract maintenance charges ..................      (3,268,963)      (3,117,702)      (888,987)
                                                   --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................        (819,478)      28,346,424     18,616,608
                                                   --------------   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........           4,496       (1,141,709)    (1,953,290)
                                                   --------------   --------------   ------------
Increase (Decrease) in Net Assets ...............      (2,919,397)      (1,058,164)    31,342,010
Net Assets - Beginning of Period ................      39,632,385       40,690,549      9,348,539
                                                   --------------   --------------   ------------
Net Assets - End of Period ......................  $   36,712,988   $   39,632,385   $ 40,690,549
                                                   ==============   ==============   ============



                                                                  EQ/Equity 500 Index
                                                  ---------------------------------------------------
                                                        2001              2000             1999
                                                  ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   3,442,667    $     1,076,829   $   3,845,396
 Net realized gain (loss) on investments ........    (50,342,720)       154,361,638      27,204,757
 Change in unrealized appreciation
  (depreciation) on investments .................    (34,420,555)      (231,136,418)     92,088,291
                                                   -------------    ---------------   -------------
 Net increase (decrease) in net assets from
  operations ....................................    (81,320,608)       (75,697,951)    123,138,444
                                                   -------------    ---------------   -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    111,734,358        141,841,978     123,310,198
  Transfers between funds and guaranteed
   interest account, net ........................    (11,874,126)      (188,630,273)    214,661,006
  Transfers for contract benefits and
   terminations .................................    (23,714,086)       (31,072,192)    (21,408,589)
  Contract maintenance charges ..................    (38,885,384)       (37,557,252)    (32,012,123)
                                                   -------------    ---------------   -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     37,260,762       (115,417,739)    284,550,492
                                                   -------------    ---------------   -------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........          7,463            249,927      (1,148,745)
                                                   -------------    ---------------   -------------
Increase (Decrease) in Net Assets ...............    (44,052,383)      (190,865,763)    406,540,191
Net Assets - Beginning of Period ................    659,438,773        850,304,536     443,764,345
                                                   -------------    ---------------   -------------
Net Assets - End of Period ......................  $ 615,386,390    $   659,438,773   $ 850,304,536
                                                   =============    ===============   =============



                                                              EQ/Evergreen Omega (a)
                                                    -------------------------------------
                                                         2001          2000       1999
                                                    -------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $   (4,160)   $    (649)  $    81
 Net realized gain (loss) on investments ........        (39,991)     (18,345)       20
 Change in unrealized appreciation
  (depreciation) on investments .................        (69,937)     (47,080)    1,450
                                                      ----------    ---------   -------
 Net increase (decrease) in net assets from
  operations ....................................       (114,088)     (66,074)    1,551
                                                      ----------    ---------   -------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        276,356      170,085     6,341
  Transfers between funds and guaranteed
   interest account, net ........................        658,839      389,449    21,241
  Transfers for contract benefits and
   terminations .................................        (40,663)     (14,028)       --
  Contract maintenance charges ..................        (73,843)     (26,554)     (471)
                                                      ----------    ---------   -------
Net increase (decrease) in net assets from
 contractowners transactions ....................        820,689      518,952    27,111
                                                      ----------    ---------   -------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........          2,867        1,805        18
                                                      ----------    ---------   -------
Increase (Decrease) in Net Assets ...............        709,468      454,683    28,680
Net Assets - Beginning of Period ................        483,363       28,680        --
                                                      ----------    ---------   -------
Net Assets - End of Period ......................     $1,192,831    $ 483,363   $28,680
                                                      ==========    =========   =======

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/FI Mid Cap (d)                 EQ/FI Small/Mid Cap Value
                                                  ----------------------------- ----------------------------------------------
                                                       2001           2000            2001            2000           1999
                                                  -------------- -------------- --------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (23,046)    $    1,719    $    125,070    $    183,673    $   (113,891)
 Net realized gain (loss) on investments ........     (487,515)        22,280         138,857        (925,533)     (1,591,217)
 Change in unrealized appreciation
  (depreciation) on investments .................      115,983         45,777       2,231,073       2,355,805       1,920,459
                                                   -----------     ----------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (394,578)        69,776       2,495,000       1,613,945         215,351
                                                   -----------     ----------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    3,104,260        366,696      12,839,917       8,252,522      11,009,658
  Transfers between funds and guaranteed
   interest account, net ........................   11,391,130      1,093,460      32,580,993      (4,015,926)     (7,936,496)
  Transfers for contract benefits and
   terminations .................................     (134,130)        (4,645)     (2,101,751)     (1,679,638)     (1,320,477)
  Contract maintenance charges ..................     (576,665)        (7,269)     (3,235,147)     (2,277,996)     (2,723,017)
                                                   -----------     ----------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   13,784,595      1,448,242      40,084,012         278,962        (970,332)
                                                   -----------     ----------    ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........     (292,342)       500,894          29,365         (14,691)        (23,731)
                                                   -----------     ----------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............   13,097,675      2,018,912      42,608,377       1,878,216        (778,712)
Net Assets - Beginning of Period ................    2,018,912             --      37,826,429      35,948,213      36,726,925
                                                   -----------     ----------    ------------    ------------    ------------
Net Assets - End of Period ......................  $15,116,587     $2,018,912    $ 80,434,806    $ 37,826,429    $ 35,948,213
                                                   ===========     ==========    ============    ============    ============



                                                  EQ/Janus Large Cap Growth (d)  EQ/Marsico Focus (e)
                                                  ----------------------------- ----------------------
                                                        2001           2000              2001
                                                  --------------- ------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (44,414)   $    1,297          $   (365)
 Net realized gain (loss) on investments ........    (1,095,410)       (3,341)              159
 Change in unrealized appreciation
  (depreciation) on investments .................    (1,003,017)     (280,573)            8,459
                                                   ------------    ----------          --------
 Net increase (decrease) in net assets from
  operations ....................................    (2,142,841)     (282,617)            8,253
                                                   ------------    ----------          --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     4,178,096       531,995            58,977
  Transfers between funds and guaranteed
   interest account, net ........................     8,973,650     3,230,829           634,874
  Transfers for contract benefits and
   terminations .................................      (127,892)          (11)               --
  Contract maintenance charges ..................      (840,444)      (28,450)           (3,060)
                                                   ------------    ----------          --------
Net increase (decrease) in net assets from
 contractowners transactions ....................    12,183,410     3,734,363           690,791
                                                   ------------    ----------          --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........      (301,402)      502,998               365
                                                   ------------    ----------          --------
Increase (Decrease) in Net Assets ...............     9,739,167     3,954,744           699,409
Net Assets - Beginning of Period ................     3,954,744            --                --
                                                   ------------    ----------          --------
Net Assets - End of Period ......................  $ 13,693,911    $3,954,744          $699,409
                                                   ============    ==========          ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic Value Equity
                                                  -----------------------------------------------
                                                        2001            2000            1999
                                                  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  2,539,500    $  2,328,016    $    314,801
 Net realized gain (loss) on investments ........     2,183,807       3,134,933       2,389,365
 Change in unrealized appreciation
  (depreciation) on investments .................      (467,046)         80,020       1,362,581
                                                   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     4,256,261       5,542,969       4,066,747
                                                   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........    15,725,847      14,274,696      10,931,366
  Transfers between funds and guaranteed
   interest account, net ........................    30,278,072        (709,168)      7,324,607
  Transfers for contract benefits and
   terminations .................................    (2,364,969)     (2,590,934)       (738,457)
  Contract maintenance charges ..................    (3,962,409)     (2,726,971)     (1,912,295)
                                                   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    39,676,541       8,247,623      15,605,221
                                                   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........        19,766          (2,113)        (43,053)
                                                   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............    43,952,568      13,788,479      19,628,915
Net Assets - Beginning of Period ................    53,578,788      39,790,309      20,161,394
                                                   ------------    ------------    ------------
Net Assets - End of Period ......................  $ 97,531,356    $ 53,578,788    $ 39,790,309
                                                   ============    ============    ============



                                                            EQ/MFS Emerging Growth Companies
                                                  ----------------------------------------------------
                                                         2001              2000             1999
                                                  ----------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    (1,252,435)  $     4,239,609    $   (640,976)
 Net realized gain (loss) on investments ........      (79,597,391)       42,246,120      17,547,129
 Change in unrealized appreciation
  (depreciation) on investments .................      (29,752,357)     (121,109,758)     70,081,784
                                                   ---------------   ---------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................     (110,602,183)      (74,624,029)     86,987,937
                                                   ---------------   ---------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       59,452,044        70,287,748      32,825,036
  Transfers between funds and guaranteed
   interest account, net ........................      (17,664,893)      106,624,803      73,824,786
  Transfers for contract benefits and
   terminations .................................       (8,729,236)      (11,540,315)     (4,302,249)
  Contract maintenance charges ..................      (18,898,434)      (16,274,107)     (7,077,162)
                                                   ---------------   ---------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       14,159,481       149,098,129      95,270,411
                                                   ---------------   ---------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........           59,311           (13,468)        (72,131)
                                                   ---------------   ---------------    ------------
Increase (Decrease) in Net Assets ...............      (96,383,391)       74,460,632     182,186,217
Net Assets - Beginning of Period ................      312,643,673       238,183,041      55,996,824
                                                   ---------------   ---------------    ------------
Net Assets - End of Period ......................  $   216,260,282   $   312,643,673    $238,183,041
                                                   ===============   ===============    ============




                                                         EQ/MFS Investors Trust (a)
                                                 ----------------------------------------
                                                      2001          2000          1999
                                                 ------------- --------------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................... $      143    $    1,225     $    837
 Net realized gain (loss) on investments ........    (95,215)       13,705         (227)
 Change in unrealized appreciation
  (depreciation) on investments .................   (389,623)      (41,696)      20,637
                                                  ----------    ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................   (484,695)      (26,766)      21,247
                                                  ----------    ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........  1,308,391       915,571       44,806
  Transfers between funds and guaranteed
   interest account, net ........................  1,379,673     1,166,335      327,072
  Transfers for contract benefits and
   terminations .................................    (64,804)     (108,500)        (780)
  Contract maintenance charges ..................   (304,911)     (125,415)      (6,662)
                                                  ----------    ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................  2,318,349     1,847,991      364,437
                                                  ----------    ----------     --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........      4,927        20,011       30,030
                                                  ----------    ----------     --------
Increase (Decrease) in Net Assets ...............  1,838,581     1,841,236      415,714
Net Assets - Beginning of Period ................  2,256,950       415,714           --
                                                  ----------    ----------     --------
Net Assets - End of Period ...................... $4,095,531    $2,256,950     $415,714
                                                  ==========    ==========     ========

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                                  EQ/MFS Research
                                                  ------------------------------------------------
                                                        2001             2000            1999
                                                  ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (253,148)  $      205,768   $   (155,808)
 Net realized gain (loss) on investments ........     (16,367,192)      12,028,612      2,081,454
 Change in unrealized appreciation
  (depreciation) on investments .................       1,531,301      (17,114,439)     6,720,924
                                                   --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (15,089,039)      (4,880,059)     8,646,570
                                                   --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      14,828,761       15,542,973     12,506,780
  Transfers between funds and guaranteed
   interest account, net ........................      (2,775,964)      13,683,263      3,706,530
  Transfers for contract benefits and
   terminations .................................      (2,042,120)      (2,403,003)    (1,462,985)
  Contract maintenance charges ..................      (4,452,048)      (3,467,296)    (2,771,825)
                                                   --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       5,558,629       23,355,937     11,978,500
                                                   --------------   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........          21,603           (2,662)        (9,698)
                                                   --------------   --------------   ------------
Increase (Decrease) in Net Assets ...............      (9,508,807)      18,473,216     20,615,372
Net Assets - Beginning of Period ................      67,110,568       48,637,352     28,021,980
                                                   --------------   --------------   ------------
Net Assets - End of Period ......................  $   57,601,761   $   67,110,568   $ 48,637,352
                                                   ==============   ==============   ============





                                                          EQ/Putnam Growth & Income Value
                                                  -----------------------------------------------
                                                        2001            2000            1999
                                                  --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    138,028    $    126,120    $    168,536
 Net realized gain (loss) on investments ........      (289,234)       (439,753)      1,775,493
 Change in unrealized appreciation
  (depreciation) on investments .................    (1,766,064)      1,779,700      (2,633,398)
                                                   ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    (1,917,270)      1,466,067        (689,369)
                                                   ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     5,774,568       6,483,419       7,146,178
  Transfers between funds and guaranteed
   interest account, net ........................     3,224,087      (2,317,055)      1,334,522
  Transfers for contract benefits and
   terminations .................................      (883,203)     (1,310,344)     (1,065,152)
  Contract maintenance charges ..................    (1,704,681)     (1,561,710)     (1,608,392)
                                                   ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     6,410,771       1,294,310       5,807,156
                                                   ------------    ------------    ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........        16,347          (2,863)        (67,263)
                                                   ------------    ------------    ------------
Increase (Decrease) in Net Assets ...............     4,509,848       2,757,514       5,050,524
Net Assets - Beginning of Period ................    24,551,293      21,793,779      16,743,255
                                                   ------------    ------------    ------------
Net Assets - End of Period ......................  $ 29,061,141    $ 24,551,293    $ 21,793,779
                                                   ============    ============    ============




                                                        EQ/T. Rowe Price International  Stock
                                                  ------------------------------------------------
                                                        2001             2000            1999
                                                  --------------------------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     (150,280)  $     (279,634)  $     (8,104)
 Net realized gain (loss) on investments ........      (6,935,164)       7,054,085      5,209,876
 Change in unrealized appreciation
  (depreciation) on investments .................      (6,085,964)     (17,906,392)     7,742,298
                                                   --------------   --------------   ------------
 Net increase (decrease) in net assets from
  operations ....................................     (13,171,408)     (11,131,941)    12,944,069
                                                   --------------   --------------   ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      12,319,123       13,284,127     10,327,110
  Transfers between funds and guaranteed
   interest account, net ........................       1,299,195        7,328,519      2,706,127
  Transfers for contract benefits and
   terminations .................................      (1,644,110)      (2,555,818)    (1,157,065)
  Contract maintenance charges ..................      (3,272,522)      (2,874,773)    (2,168,146)
                                                   --------------   --------------   ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................       8,701,686       15,182,055      9,708,026
                                                   --------------   --------------   ------------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account FP ..........          15,684           (2,816)         1,578
                                                   --------------   --------------   ------------
Increase (Decrease) in Net Assets ...............      (4,454,038)       4,047,298     22,653,673
Net Assets - Beginning of Period ................      57,361,324       53,314,026     30,660,353
                                                   --------------   --------------   ------------
Net Assets - End of Period ......................  $   52,907,286   $   57,361,324   $ 53,314,026
                                                   ==============   ==============   ============

-------
(a) Commenced operations on June 4, 1999.
(b) Commenced operations on August 30, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
(e) Commenced operations on October 22, 2001.
The accompanying notes are an integral part of these financial statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001


1. Organization

   The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account FP (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-ended diversified management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account. The Account consists of 39 variable investment options of which 32 are reported herein(1):

   o EQ/Aggressive Stock(2)                                               o EQ/Bernstein Diversified Value(9)
   o EQ/Alliance Common Stock                                             o EQ/Capital Guardian Research
   o EQ/Alliance Global                                                   o EQ/Capital Guardian U.S. Equity
   o EQ/Alliance Growth and Income                                        o EQ/Emerging Markets Equity(3)
   o EQ/Alliance Growth Investors                                         o EQ/Equity 500 Index(4)
   o EQ/Alliance High Yield                                               o EQ/Evergreen Omega(5)
   o EQ/Alliance Intermediate Government Securities                       o EQ/FI Mid Cap
   o EQ/Alliance International                                            o EQ/FI Small/Mid Cap Value(6)
   o EQ/Alliance Money Market                                             o EQ/Janus Large Cap Growth
   o EQ/Alliance Premier Growth                                           o EQ/Marsico Focus
   o EQ/Alliance Quality Bond                                             o EQ/Mercury Basic Value Equity(7)
   o EQ/Alliance Small Cap Growth                                         o EQ/MFS Emerging Growth Companies
   o EQ/Alliance Technology                                               o EQ/MFS Investors Trust(8)
   o EQ/AXP New Dimensions                                                o EQ/MFS Research
   o EQ/AXP Strategy Aggressive                                           o EQ/Putnam Growth & Income Value
   o EQ/Balanced                                                          o EQ/T. Rowe Price International Stock


   ----------
   1) Effective May 18, 2001 the names of the investment                  6) Formerly known as Warburg Pincus Small Company Value.
      options include EQ/.                                                7) Formerly known as Merrill Lynch Basic Value Equity.
   2) Formerly known as Alliance Aggressive.                              8) Formerly known as MFS Growth with Income.
   3) Formerly known as Morgan Stanley Emerging Markets Equity.           9) Formerly known as Lazard Large Cap Value.
   4) Formerly known as Alliance Equity Index.
   5) Formerly known as EQ/Evergreen.



   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Life's other assets and liabilities. All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

   The Account is used to fund benefits for Variable Life products issued by Equitable Life including Incentive Life, Incentive Life 2000, Incentive Life 2000 Sales 1999 and after, Incentive Life Plus(SM), IL Protector(SM), IL COLI, and Incentive Life COLI, flexible premium variable life insurance policies; Champion 2000, modified premium variable whole life insurance policies; Survivorship 2000, Survivorship Incentive Life, modified single premium variable life insurance policies; Accumulator Life, flexible premium joint survivorship variable life insurance policies; and SP-Flex, variable life insurance policies with additional premium option (collectively, the "Contracts"). The Incentive Life 2000, Champion 2000 and Survivorship 2000 policies are herein referred to as the "Series 2000 Policies." Incentive Life Plus(SM) policies offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus(SM)." Incentive Life Plus policies issued with a prior prospectus are referred to as "Incentive Life Plus Original Series." Incentive Life policies sold during 1999 and thereafter are referred to as "Incentive Life 2000 Sales 1999 and after," reflect an investment in Class IB shares and are different from Incentive Life products.

   The Account supports the operations of various Equitable Life insurance products. These products are sold through both Equitable's Agent Distribution channel and Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those life insurance products (IL Plus Original Series, IL COLI, Incentive Life COLI, Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, IL Protector, Survivorship 2000, Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life, Accumulator Life, and SP-Flex) which are sold through Equitable's Agent Distribution channel.

   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality and expense charges and administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risk charges and administrative charges. Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2001 presentation.

   On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" which was effective for the December 31, 2001 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividend and capital gains are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from Equitable Life's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (excluding amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and (except for SP-Flex policies), to the guaranteed interest account of Equitable Life's General Account. Transfers between funds and guaranteed interest account, net are amounts that participants have directed to be moved among funds, including permitted transfers to and from the Guaranteed Interest Account. The net assets of any variable investment option may not be less that the aggregate of the Contractowners account allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for the unearned portion of monthly charges for mortality costs and other policy benefits, as required by state insurance law. Equitable Life's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under the Contracts. Included in Contract maintenance charges are administrative and cost of insurance charges deducted monthly under the Contracts.

   The operations of the Account are included in the federal income tax return of Equitable Life which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:


                                                             Purchases              Sales
                                                      ------------------ ------------------
   EQ/Aggressive Stock                                 $   998,986,082    $ 1,031,136,312
   EQ/Alliance Common Stock                                350,510,973        342,795,239
   EQ/Alliance Global                                    1,762,130,872      1,782,341,601
   EQ/Alliance Growth and Income                           563,009,719        453,199,522
   EQ/Alliance Growth Investors                             69,942,769         96,311,044
   EQ/Alliance High Yield                                  110,624,817        100,490,370
   EQ/Alliance Intermediate Government Securities           72,419,940         27,857,846
   EQ/Alliance International                                87,457,134         86,414,086
   EQ/Alliance Money Market                              3,432,776,344      3,349,511,382
   EQ/Alliance Premier Growth                              304,222,924        541,480,665
   EQ/Alliance Quality Bond                                 79,533,145        400,867,509
   EQ/Alliance Small Cap Growth                            467,407,606        452,205,128
   EQ/Alliance Technology                                   65,691,445         45,930,009
   EQ/AXP New Dimensions                                     3,533,138            855,430
   EQ/AXP Strategy Aggressive                                3,722,254          1,039,413
   EQ/Balanced                                             514,385,735        291,660,749
   EQ/Bernstein Diversified Value                          100,455,797         15,718,964
   EQ/Capital Guardian Research                             17,868,684         12,772,270
   EQ/Capital Guardian U.S. Equity                           8,379,879          1,300,628
   EQ/Emerging Markets Equity                               51,470,141         52,336,064
   EQ/Equity 500 Index                                     794,197,449        752,954,143
   EQ/Evergreen Omega                                        1,189,561            370,166
   EQ/FI Mid Cap                                            31,482,577         18,016,739
   EQ/FI Small/Mid Cap Value                                54,928,300         14,693,502
   EQ/Janus Large Cap Growth                                18,297,647          6,459,798
   EQ/Marsico Focus                                            702,193             11,402
   EQ/Mercury Basic Value Equity                            54,083,284          9,826,225
   EQ MFS Emerging Growth Companies                        232,576,268        219,619,347
   EQ/MFS Investors Trust                                    3,046,471            723,052
   EQ/MFS Research                                         150,865,834        144,080,781
   EQ/Putnam Growth & Income Value                          10,740,665          4,173,642
   EQ/T. Rowe Price International Stock                     63,214,534         54,647,449
                                                       ---------------    ---------------
                                                       $10,479,854,181    $10,311,800,478
                                                       ===============    ===============

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in Class IA shares or Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect to activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees will vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


4. Expenses and Related Party Transactions (Concluded)

   Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios (including EQ/Aggressive Stock, EQ/Balanced, EQ/Bernstein Diversified Value, and EQ/Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

   AXA Advisors and Equitable Distributors, Inc. ("EDI") are distributors and principal underwriters of the Contracts and the Account. Both are affiliates of Equitable Life. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc.

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries or AXA Network Insurance Agency of Texas, Inc. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with EDI. The licensed insurance agents who sell the policies for these companies are appointed as agents of Equitable Life and are registered representatives of the agencies and affiliated broker-dealer. The registered representatives are compensated on a commission basis by Equitable Life. AXA Advisors receives commissions and other service-related payments under its Distribution Agreement with Equitable Life and its Networking Agreement with AXA Network. EDI receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.


5. Substitutions

   On May 18, 2001 the EQ/Balanced Portfolio acquired all the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of:

   o 17,996,107 Class IA shares of Alliance Conservative Investors (valued at $213,613,796), 369,654 Class IB shares of Alliance Conservative Investors (valued at $4,369,307),

   o 29,561 Class IA shares of EQ/Evergreen Foundation (valued at $279,939), 22,643 Class IB shares of EQ/Evergreen Foundation (valued at $214,429),

   o 910,237 Class IA shares of EQ/Putnam Balanced (valued at $11,241,432), 107,226 Class IB shares of EQ/Putnam Balanced (valued at $1,324,236),

   o 475,863 Class IA shares of Mercury World Strategy (valued at $4,668,221), 59,561 Class IB shares of Mercury World Strategy (valued at $584,293)

   for 14,665,181 Class IA shares of the EQ/Balanced Portfolio and 416,171 Class IB shares of the EQ/Balanced Portfolio outstanding (valued at $236,295,653). On May 18, 2001 the assets of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy at that date were combined with those of EQ/Balanced. The aggregate net assets of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, Mercury World Strategy and EQ/Balanced immediately before the substitution were $217,983,103, $494,368, $12,565,668, $5,252,514 and $515,130,871,
   respectively, resulting in combined assets after substitution of $751,426,524 in EQ/Balanced Portfolio.

   On May 18, 2001 the EQ/Bernstein Diversified Value Portfolio (Bernstein), formerly the Lazard Large Cap Portfolio, acquired all the net assets of the
   T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with the Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 5,374,332 Class IB shares of T. Rowe Price Equity Income (valued at $71,048,669) for 5,785,722 of Class IB shares of Bernstein outstanding (valued at $71,048,669). On May 18, 2001 the T. Rowe Price Equity Income Portfolio assets at that date were combined with those of the Bernstein Portfolio. The aggregate net assets of the Bernstein Portfolio and the T. Rowe Price Equity Income Portfolio immediately before the substitution were $648,683 and $71,048,669, respectively, resulting in combined assets after the substitution of $71,697,352 in EQ/Bernstein Portfolio.

   On October 6, 2000 EQ/Equity 500 Index Portfolio, formerly the Alliance Equity Index Portfolio, acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction was treated as a merger. The substitution was accomplished by a tax free exchange of 35,800 Class IB shares of EQ/Equity 500 Index Portfolio (valued at $1,013,069) for the 71,158 Class IB shares of BT Equity 500 Index Portfolio outstanding (valued at $1,013,069). BT Equity 500 Index Portfolio's assets at that date were combined with those of EQ/Equity 500 Index Portfolio. The aggregate net assets of EQ/Equity 500 Index Portfolio and BT

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


5. Substitutions (Concluded)

   Equity 500 Index Portfolio immediately before the substitution were $713,508,296 and $1,013,069, respectively, resulting in combined assets after the substitution of $714,521,365 in EQ/Equity 500 Index Portfolio.


6. Asset Charges

   Under the Contracts Equitable Life assumes mortality and expense risks and to cover these risks, charges the daily net assets of the Account. These charges apply to all products supported by the Account. The products sold through Equitable's Independent Broker Dealer Distribution channel have charges currently for Incentive Life, Incentive Life Plus, and Survivorship Incentive Life of 0.60%, for Survivorship 2000 of 0.90%, and Accumulator Life of 1.35%. The products sold through Equitable's Agent Distribution channel have charges currently as shown below:

                                                                   Mortality and
                                                                      Expense     Mortality   Administrative   Total
                                                                  -------------- ----------- ---------------- ------
   Incentive Life, Incentive Life 2000, Incentive Life 2000
   Sales 1999 and after, Incentive Life Plus,
   Champion 2000 (a) ..........................................    .60%          --          --                .60%
   IL Plus Original Series (b) ................................    .85%          --          --                .85%
   IL COLI (b) ................................................    .20%          --          --                .20%
   Incentive Life COLI (b) ....................................    .60%          --          --                .60%
   Survivorship Incentive Life (a) ............................    .60%          --          --                .60%
   Survivorship 2000 (a) ......................................    .90%          --          --                .90%
   IL Protector (a) ...........................................    .80%          --          --                .80%
   Accumulator Life (a) .......................................   1.35%          --          --               1.35%
   SP-Flex (a) ................................................    .85%          .60%        .35%             1.80%

   ----------
   (a) Charged to daily net assets of the Account.
   (b) Charged to Contractowners Account and is included in Transfer for contract benefits and terminations in the Statements of Changes in Net Assets.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, IL COLI, Incentive Life COLI, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Accumulator Life and the Series 2000 Policies, Equitable Life deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium sales charge (Incentive Life Plus, Survivorship Incentive Life, Incentive Life 2000 Sales 1999 and after, Accumulator Life and Series 2000 Policies) from premiums. Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

   All contractowners accounts are assessed monthly by Equitable Life for mortality (cost of insurance and optional rider benefit charges) and administrative charges. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for contract benefits and terminations.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding

   Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                   EQ/Aggressive Stock
                                                          --------------------------------------
                                                              2001        2000          1999
                                                          ----------- ------------ -------------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................       208       170            185
Units Redeemed ..........................................      (222)     (154)          (158)
                                                               ----      ------         ----
Net Increase (Decrease) .................................       (14)       16             27
                                                               ----      ------         ----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
Sales 1999 and after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ............................................        --        --             --
Units Redeemed ..........................................        --        --             --
                                                               ----      ------         ----
Net Increase (Decrease) .................................        --        --             --
                                                               ----      ------         ----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000
Sales 1999 and after - Class A and B 0.60%
Units Issued ............................................        --        --             --
Units Redeemed ..........................................        --        --             --
                                                               ----      ------         ----
Net Increase (Decrease) .................................        --        --             --
                                                               ----      ------         ----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion - Class A and B 2000 0.60%
Units Issued ............................................     1,735       811            939
Units Redeemed ..........................................    (1,790)     (917)        (1,050)
                                                             ------      ------       ------
Net Increase (Decrease) .................................       (55)     (106)          (111)
                                                             ------      ------       ------
IL Protector - Class A and B 0.80%
Units Issued ............................................        12        11             13
Units Redeemed ..........................................       (10)       (8)            (9)
                                                             ------      -------      ------
Net Increase (Decrease) .................................         2         3              4
                                                             ------      ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ............................................       173       122            114
Units Redeemed ..........................................      (171)     (129)          (122)
                                                             ------      ------       ------
Net Increase (Decrease) .................................         2        (7)            (8)
                                                             ------      -------      ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................       327       175             40
Units Redeemed ..........................................      (274)     (138)           (26)
                                                             ------      ------       ------
Net Increase (Decrease) .................................        53        37             14
                                                             ------      ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................        --        --             --
Units Redeemed ..........................................        --        --             --
                                                             ------      ------       ------
Net Increase (Decrease) .................................        --        --             --
                                                             ------      ------       ------
Accumulator Life - Class B 1.35% (d)
Units Issued ............................................        --        --             --
Units Redeemed ..........................................        --        --             --
                                                             ------      ------       ------
Net Increase (Decrease) .................................        --        --             --
                                                             ------      ------       ------



                                                              EQ/Alliance Common Stock          EQ/Alliance Global
                                                          --------------------------------- ---------------------------
                                                             2001       2000        1999         2001          2000
                                                          --------- ----------- ----------- ------------- -------------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................     248         226         279         286            89
Units Redeemed ..........................................    (217)       (186)       (181)       (284)          (55)
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................      31          40          98           2            34
                                                             ----      ------      ------      ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ............................................      --          --          --          --            --
Units Redeemed ..........................................      --          --          --          --            --
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................      --          --          --          --            --
                                                             ----      ------      ------      ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and after -
Class A and B 0.60%
Units Issued ............................................      --          --          --          --            --
Units Redeemed ..........................................      --          --          --          --            --
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................      --          --          --          --            --
                                                             ----      ------      ------      ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion - Class A and B 2000 0.60%
Units Issued ............................................     657         656       1,181       5,113         2,167
Units Redeemed ..........................................    (809)     (1,081)     (1,136)     (5,187)       (2,170)
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................    (152)       (425)         45         (74)           (3)
                                                             ----      ------      ------      ------        ------
IL Protector - Class A and B 0.80%
Units Issued ............................................      23          23          27           4             4
Units Redeemed ..........................................     (17)        (14)        (14)         (3)           (2)
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................       6           9          13           1             2
                                                             ----      ------      ------      ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ............................................      75          95         142         161            65
Units Redeemed ..........................................     (64)        (57)        (83)       (159)          (55)
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................      11          38          59           2            10
                                                             ----      ------      ------      ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     811         691         150         170           147
Units Redeemed ..........................................    (321)       (222)        (53)        (60)          (39)
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................     490         469          97         110           108
                                                             ----      ------      ------      ------      --------
Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................      --          --          --          --            --
Units Redeemed ..........................................      --          --          --          --            --
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................      --          --          --          --            --
                                                             ----      ------      ------      ------      --------
Accumulator Life - Class B 1.35% (d)
Units Issued ............................................      --          --          --          --            --
Units Redeemed ..........................................      --          --          --          --            --
                                                             ----      ------      ------      ------        ------
Net Increase (Decrease) .................................      --          --          --          --            --
                                                             ----      ------      ------      ------      --------



                                                          EQ/Alliance                EQ/Alliance
                                                             Global               Growth and Income
                                                              1999         2001          2000         1999
                                                          ----------- ------------- ------------- -----------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................      73           110            68          76
Units Redeemed ..........................................     (37)          (86)          (39)        (29)
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................      36            24            29          47
                                                             ----        ------        ------        ----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class A
 and B 0.60%
Units Issued ............................................      --            --            --          --
Units Redeemed ..........................................      --            --            --          --
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................      --            --            --          --
                                                             ----        ------        ------        ----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after - Class A and B 0.60%
Units Issued ............................................      --            --            --          --
Units Redeemed ..........................................      --            --            --          --
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................      --            --            --          --
                                                             ----        ------        ------        ----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion - Class A and B 2000 0.60%
Units Issued ............................................     930         2,023         1,613         260
Units Redeemed ..........................................    (953)       (1,847)       (1,554)       (138)
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................     (23)          176            59         122
                                                             ----        ------        ------        ----
IL Protector - Class A and B 0.80%
Units Issued ............................................       3             5             5           6
Units Redeemed ..........................................      (2)           (3)           (3)         (3)
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................       1             2             2           3
                                                             ----        ------        ------        ----
Survivorship 2000 - Class A and B 0.90%
Units Issued ............................................      39            66            30          36
Units Redeemed ..........................................     (33)          (47)          (18)        (10)
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................       6            19            12          26
                                                             ----        ------        ------        ----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................      15           374           164          34
Units Redeemed ..........................................      (3)         (102)          (35)         (4)
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................      12           272           129          30
                                                             ----        ------        ------        ----
Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................      --            --            --          --
Units Redeemed ..........................................      --            --            --          --
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................      --            --            --          --
                                                             ----        ------        ------        ----
Accumulator Life - Class B 1.35% (d)
Units Issued ............................................      --            --            --          --
Units Redeemed ..........................................      --            --            --          --
                                                             ----        ------        ------        ----
Net Increase (Decrease) .................................      --            --            --          --
                                                             ----        ------        ------        ----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):


                                  EQ/Alliance Growth Investors            EQ/Alliance High Yield
                              ------------------------------------ -------------------------------------
                                  2001         2000        1999        2001         2000         1999
                              ------------ ----------- ----------- ------------ ------------ -----------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ................      110          75          89          63           65          115
Units Redeemed ..............     (115)        (59)        (74)        (68)         (72)         (93)
                                 -----         ---         ---       -----       ------       ------
Net Increase (Decrease) .....       (5)         16          15          (5)          (7)          22
                                 -----         ---         ---      ------       ------       ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ................      --           --          --          --           --           --
Units Redeemed ..............      --           --          --          --           --           --
                                 -----         ---         ---      ------        -----        -----
Net Increase (Decrease) .....      --           --          --          --           --           --
                                 -----         ---         ---      ------        -----        -----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
and after - Class A and B 0.60%
Units Issued ................      --           --          --          --           --           --
Units Redeemed ..............      --           --          --          --           --           --
                                 -----         ---         ---      ------        -----        -----
Net Increase (Decrease) .....      --           --          --          --           --           --
                                 -----         ---      ------      ------        -----        -----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B 0.60%
Units Issued ................     292          297         358         364          136          213
Units Redeemed ..............    (419)        (344)       (413)       (374)        (193)        (268)
                                 -----        ----      ------      ------        -----       ------
Net Increase (Decrease) .....    (127)         (47)        (55)        (10)         (57)         (55)
                                 -----        ----      ------      ------        -----       ------
IL Protector - Class A and B 0.80%
Units Issued ................       5            5           5           3            3            3
Units Redeemed ..............      (3)          (3)         (3)         (2)          (2)          (3)
                                 -----        ----      ------      ------       ------       ------
Net Increase (Decrease) .....       2            2           2           1            1           --
                                 -----        ----      ------      ------       ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ................       29          33          48           9           10           14
Units Redeemed ..............      (31)        (19)        (28)        (10)         (13)         (13)
                                 -----        ----      ------      ------       ------       ------
Net Increase (Decrease) .....       (2)         14          20          (1)          (3)           1
                                 -----        ----      ------      ------       ------       ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ................      175         150          36          54           27            3
Units Redeemed ..............      (53)        (45)        (10)        (17)          (6)          --
                                 -----        ----      ------      ------       -------      ------
Net Increase (Decrease) .....      122         105          26          37           21            3
                                 -----        ----      ------      ------       ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ................      --           --          --          --           --           --
Units Redeemed ..............      --           --          --          --           --           --
                                 -----        ----      ------      ------       ------       ------
Net Increase (Decrease) .....      --           --          --          --           --           --
                                 -----        ----      ------      ------       ------       ------
Accumulator Life - Class B 1.35% (d)
Units Issued ................      --           --          --          --           --           --
Units Redeemed ..............      --           --          --          --           --           --
                                 -----        ----      ------      ------       ------       ------
Net Increase (Decrease) .....      --           --          --          --           --           --
                                 -----        ----      ------      ------       ------       ------



                                   EQ/Alliance Intermediate
                                     Government Securities              EQ/Alliance International
                              ----------------------------------- --------------------------------------
                                  2001        2000        1999        2001          2000         1999
                              ----------- ----------- ----------- ------------ ------------- -----------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ................      248          68         108         407           78           32
Units Redeemed ..............     (121)        (82)        (75)       (415)         (57)         (26)
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....      127         (14)         33          (8)          21           6
                                  ----        ----        ----      ------       ------      ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
and after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ................       --          --          --          --           --          --
Units Redeemed ..............       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999
and after - Class A and B 0.60%
Units Issued ................       --          --          --          --           --          --
Units Redeemed ..............       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B 0.60%
Units Issued ................      180          68         128         447        2,238         920
Units Redeemed ..............     (107)       (130)       (131)       (455)      (2,187)       (923)
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       73         (62)         (3)         (8)          51          (3)
                                  ----        ----        ----      ------       ------      ------
IL Protector - Class A and B 0.80%
Units Issued ................        1          --           1           1            1           1
Units Redeemed ..............       --          --          --          (1)          (1)         (1)
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....        1          --           1          --           --          --
                                  ----        ----        ----      ------       ------      ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ................       17           3          10          36           88          42
Units Redeemed ..............       (5)         (4)        (10)        (40)         (79)        (43)
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       12          (1)         --          (4)           9          (1)
                                  ----        ----        ----      ------       ------      ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ................       90          36           1          49           42           3
Units Redeemed ..............      (41)         (7)         --         (23)         (10)         --
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       49          29           1          26           32           3
                                  ----        ----        ----      ------       ------      ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ................       --          --          --          --           --          --
Units Redeemed ..............       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Accumulator Life - Class B 1.35% (d)
Units Issued ................       --          --          --          --           --          --
Units Redeemed ..............       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------
Net Increase (Decrease) .....       --          --          --          --           --          --
                                  ----        ----        ----      ------       ------      ------

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):


                                              EQ/Alliance                             EQ/Alliance
                                             Money Market                         Premier Growth (a)
                              ------------------------------------------- -----------------------------------
                                   2001           2000           1999          2001         2000       1999
                              -------------- -------------- ------------- ------------- ----------- ---------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ................      2,600            980         1,153           124         111        34
Units Redeemed ..............     (2,494)          (910)         (983)         (112)        (48)       (4)
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....        106             70           170            12          63        30
                                 -------        -------        ------        ------       -----     -----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ................         --             --            --         4,232       4,464       407
Units Redeemed ..............         --             --            --        (6,953)       (752)      (46)
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....         --             --            --        (2,721)      3,712       361
                                 -------        -------        ------        ------       -----     -----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after - Class A and B 0.60%
Units Issued ................         --             --            --            --          --        --
Units Redeemed ..............         --             --            --            --          --        --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....         --             --            --            --          --        --
                                 -------        -------        ------        ------       -----     -----
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B 0.60%
Units Issued ................     15,961         14,099         9,677            --          --        --
Units Redeemed ..............    (16,062)       (14,079)       (9,492)           --          --        --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....       (101)            20           185            --          --        --
                                 -------        -------        ------        ------       -----     -----

IL Protector - Class A and B 0.80%
Units Issued ................          9             17            28             4           5         1
Units Redeemed ..............         (8)           (19)          (29)           (2)         (1)       --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....          1             (2)           (1)            2           4         1
                                 -------        -------        ------        ------       -----     -----
Survivorship 2000 - Class A and B 0.90%
Units Issued ................        685            683           550            --          --        --
Units Redeemed ..............       (718)          (668)         (514)           --          --        --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....        (33)            15            36            --          --        --
                                 -------        -------        ------        ------       -----     -----
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ................      3,175          2,537           706            --          --        --
Units Redeemed ..............     (2,738)        (2,356)         (546)           --          --        --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....        437            181           160            --          --        --
                                 -------        -------        ------        ------       -----     -----
Survivorship Incentive Life - Class B 0.60%
Units Issued ................         --             --            --            --          --        --
Units Redeemed ..............         --             --            --            --          --        --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....         --             --            --            --          --        --
                                 -------        -------        ------        ------       -----     -----
Accumulator Life - Class B 1.35% (d)
Units Issued ................         --              1            --            --          --        --
Units Redeemed ..............         (1)            --            --            --          --        --
                                 -------        -------        ------        ------       -----     -----
Net Increase (Decrease) .....         (1)             1            --            --          --        --
                                 -------        -------        ------        ------       -----     -----



                                           EQ/Alliance                             EQ/Alliance
                                          Quality Bond                          Small Cap Growth
                              ------------------------------------- -----------------------------------------
                                   2001         2000        1999         2001          2000          1999
                              ------------- ----------- ----------- ------------- ------------- -------------
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ................       194         109         148            92            87            53
Units Redeemed ..............      (115)        (70)        (75)          (83)          (40)          (25)
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        79          39          73             9            47            28
                                 ------       -----        ----        ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after, Survivorship Incentive Life - Class A and B 0.60%
Units Issued ................        --          --          --            --            --            --
Units Redeemed ..............        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000, Incentive Life 2000 Sales 1999 and
after - Class A and B 0.60%
Units Issued ................        --          --          --            --            --            --
Units Redeemed ..............        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Incentive Life, Incentive Life 2000, Incentive Life Plus, Champion 2000 - Class A and B 0.60%
Units Issued ................       264       1,488         250         3,279         7,838         5,677
Units Redeemed ..............    (2,653)       (172)       (255)       (3,278)       (7,546)       (5,657)
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....    (2,389)      1,316          (5)            1           292            20
                                 ------       -----        ----        ------        ------        ------
IL Protector - Class A and B 0.80%
Units Issued ................         1           1           1             3             2             3
Units Redeemed ..............        --          --          (1)           (1)           (1)           (2)
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....         1           1          --             2             1             1
                                 ------       -----        ----        ------        ------        ------
Survivorship 2000 - Class A and B 0.90%
Units Issued ................        19           8          18            86           149            79
Units Redeemed ..............        (6)         (4)        (12)          (75)         (127)          (75)
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        13           4           6            11            22             4
                                 ------       -----        ----        ------        ------        ------
Incentive Life 2000 Sales 1999 and after, Survivorship Incentive Life - Class B 0.60%
Units Issued ................        91          19           2           162            83             3
Units Redeemed ..............       (16)         (4)         --           (48)          (15)           --
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        75          15           2           114            68             3
                                 ------       -----        ----        ------        ------        ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ................        --          --          --            --            --            --
Units Redeemed ..............        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Accumulator Life - Class B 1.35% (d)
Units Issued ................        --          --          --            --            --            --
Units Redeemed ..............        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------
Net Increase (Decrease) .....        --          --          --            --            --            --
                                 ------       -----        ----        ------        ------        ------

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)

   Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                                                          EQ/Alliance                EQ/AXP
                                                                                          Technology (c)         New Dimensions (e)
                                                                                     ----------------------   ----------------------
                                                                                     2001      2000    1999   2001      2000    1999
                                                                                     ----      ----    ----   ----      ----    ----
IL Plus Original Series, IL COLI,
 Incentive Life COLI - Class A and B 0.00%
Units Issued .....................................................................     118       100    --       10        --     --
Units Redeemed ...................................................................     (94)      (44)   --       (5)       --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      24        56    --        5        --     --
                                                                                    ------    ------    --   ------    ------   ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship  Incentive Life
 - Class A and B 0.60%
Units Issued .....................................................................   1,342       698    --       41         4     --
Units Redeemed ...................................................................  (1,018)     (254)   --      (11)       --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................     324       444    --       30         4     --
                                                                                    ------    ------    --   ------    ------   ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and after
 - Class A and B 0.60%
Units Issued .....................................................................      --        --    --       --        --     --
Units Redeemed ...................................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Incentive Life, Incentive Life 2000,
Incentive Life Plus, Champion 2000
- Class A  and B I 0.60%
Units Issued .....................................................................      --        --    --       --        --     --
Units Redeemed ...................................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
IL Protector - Class A and B 0.80%
Units Issued .....................................................................       2         2    --       --        --     --
Units Redeemed ...................................................................      (1)       --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................       1         2    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Survivor 2000 - Class A and B 0.90%
Units Issued .....................................................................      --        --    --       --        --     --
Units Redeemed ...................................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life - Class B 0.60%
Units Issued .....................................................................      --        --    --       --        --     --
Units Redeemed ...................................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Survivorship Incentive Life - Class B 0.60%
Units Issued .....................................................................      --        --    --       --        --     --
Units Redeemed ...................................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Accumulator Life - Class B 1.35% (d)
Units Issued .....................................................................      --        --    --       --        --     --
Units Redeemed ...................................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
Net Increase (Decrease) ..........................................................      --        --    --       --        --     --
                                                                                    ------    ------    --   ------    ------   ----
                                                                         EQ/AXP Strategy
                                                                          Aggressive (e)                      EQ/Balanced (h)
                                                                 ----------------------------        ------------------------------
                                                                 2001         2000       1999        2001         2000        1999
                                                                 ----         ----       ----        ----         ----         ----
IL Plus Original Series, IL COLI, Incentive Life COLI - Class A and B 0.00%
Units Issued ............................................          21         --           --         133           41           47
Units Redeemed ..........................................          (7)        --           --         (64)         (32)         (20)
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          14         --           --          69            9           27
                                                                 ----         ----       ----        ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000  Sales 1999 and
 after, Survivorship  Incentive Life
 - Class A and B 0.60%
Units Issued ............................................          68           77         --        --           --           --
Units Redeemed ..........................................         (19)         (71)        --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          49            6         --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000  Sales 1999 and after
 - Class A and B 0.60%
Units Issued ............................................        --           --           --        --           --           --
Units Redeemed ..........................................        --           --           --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000
 - Class A and B I 0.60%
Units Issued ............................................        --           --           --         507           90          120
Units Redeemed ..........................................        --           --           --        (193)        (151)        (214)
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --         314          (61)         (94)
                                                                 ----         ----       ----        ----         ----         ----
IL Protector - Class A and B 0.80%
Units Issued ............................................        --           --           --           5            1            2
Units Redeemed ..........................................        --           --           --          (1)          (1)          (1)
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --           4         --              1
                                                                 ----         ----       ----        ----         ----         ----
Survivor 2000 - Class A and B 0.90%
Units Issued ............................................        --           --           --         101           10           16
Units Redeemed ..........................................        --           --           --         (29)          (5)          (5)
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --         (72)          (5)         (11)
                                                                 ----         ----       ----        ----         ----         ----
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................        --           --           --         153           48           21
Units Redeemed ..........................................        --           --           --         (33)         (11)          (9)
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --         120           37           12
                                                                 ----         ----       ----        ----         ----         ----
Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................        --           --           --        --           --           --
Units Redeemed ..........................................        --           --           --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Accumulator Life - Class B 1.35% (d)
Units Issued ............................................        --           --           --        --           --           --
Units Redeemed ..........................................        --           --           --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----
Net Increase (Decrease) .................................        --           --           --        --           --           --
                                                                 ----         ----       ----        ----         ----         ----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                               EQ/Bernstein             EQ/Capital             EQ/Capital
                                                                  Diversified            Guardian             Guardian U.S.
                                                                  Value (g)            Research (b)            Equity (b)
                                                            --------------------  --------------------   ---------------------
                                                            2001     2000   1999  2001    2000    1999   2001    2000    1999
                                                            ----     ----   ----  ----    ----    ----   ----    ----    ----

IL Plus Original Series, IL COLI, Incentive Life COLI -
 Class A and B 0.00%
Units Issued ............................................    188       --    --     34      16      --     18       5       1
Units Redeemed ..........................................    (18)      --    --    (20)     (6)     --    (10)     (2)     --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................    170       --    --     14      10      --      8       3       1
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000,  Incentive Life 2000 Sales 1999 and after,
 Survivorship  Incentive Life - Class A and B 0.60%
Units Redeemed ..........................................    692        6    --    140      18       1     65      14       4
Units Redeemed ..........................................   (175)      (3)   --   (107)     (4)     --     (6)     (3)     --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................    517        3    --     33       4       1     59      11       4
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000, Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ............................................     --       --    --     --      --      --     --      --      --
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Incentive Life, Incentive Life 2000, Incentive Life Plus,
 Champion 2000 - Class A and B 0.60%
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
IL Protector - Class A and B 0.80%
Units Issued ............................................      4       --    --     --      --      --     --      --      --
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................      4       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Survivorship 2000 - Class A and B 0.90%
Units Issued ............................................     64       --    --     --      --      --      2      --      --
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................     64       --    --     --      --      --      2      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................     --       --    --     --      --      --     --      --      --
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................      5        2    --     --      --      --     --      --      --
Units Redeemed ..........................................     (2)      --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................      3        2    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Accumulator Life - Class B 1.35% (d)
Units Issued ............................................     --       --    --     --      --      --     --      --      --
Units Redeemed ..........................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----
Net Increase (Decrease) .................................     --       --    --     --      --      --     --      --      --
                                                            ----     ----  ----   ----    ----    ----   ----    ----    ----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7. Changes in Units Outstanding (Continued)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                               EQ/Emerging Markets Equity               EQ/Equity 500 Index (i)
                                                            --------------------------------       --------------------------------
                                                             2001         2000         1999         2001         2000         1999
                                                            ------       ------       ------       ------       ------       ------
IL Plus Original Series, IL COLI,
 Incentive Life COLI 0.00%
Units Issued .........................................         744          146          115          247          249          214
Units Redeemed .......................................        (787)         (90)         (34)        (218)        (160)         (92)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................         (43)          56           81           29           89          122
                                                            ------       ------       ------       ------       ------       ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship  Incentive Life
 - Class A and B 0.60%
Units Issued .........................................          --           --           --           --           --           --
Units Redeemed .......................................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued .........................................         265          490          252           --           --           --
Units Redeemed .......................................        (239)        (319)        (118)          --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          26           17          134           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Incentive Life, Incentive Life 2000,
Incentive Life Plus, Champion 2000 -
Class A and B 0.60%
Units Issued .........................................          --           --           --        3,046        3,537        4,134
Units Redeemed .......................................          --           --           --       (3,050)      (4,086)      (3,348)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           (4)        (549)         786
                                                            ------       ------       ------       ------       ------       ------
IL Protector - Class A and B 0.80%
Units Issued .........................................           2            2            1            7            7            9
Units Redeemed .......................................           0           (2)          (1)          (5)          (5)          (4)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          (2)          --           --            2            2            5
                                                            ------       ------       ------       ------       ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .........................................           5           62           18          126          102           84
Units Redeemed .......................................          (6)         (55)          (9)         (98)         (79)         (38)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          (1)           7            9           28           23           46
                                                            ------       ------       ------       ------       ------       ------
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .........................................          --           --           --          534          428           65
Units Redeemed .......................................          --           --           --         (261)        (177)         (15)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --          273          251           50
                                                            ------       ------       ------       ------       ------       ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .........................................           5            7           --           --           --           --
Units Redeemed .......................................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................           5            7           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Accumulator Life - Class B 1.35% (d)
Units Issued .........................................          --           --           --           --           --           --
Units Redeemed .......................................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------

                                                                      EQ/Evergreen Omega (a)                 EQ/FI Mid Cap (d)
                                                                 -----------------------------        ------------------------------
                                                                 2001          2000       1999        2001         2000         1999
                                                                 ----          ----       ----        ----         ----         ----

IL Plus Original Series, IL COLI,
 Incentive Life COLI 0.00%
Units Issued ............................................           6             7         --          28            4           --
Units Redeemed ..........................................          (2)           (7)        --         (17)          (1)          --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................           4            --         --          11            3           --
                                                                 ----          ----       ----        ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship  Incentive Life
 - Class A and B 0.60%
Units Issued ............................................          10             6         --         388           59           --
Units Redeemed ..........................................          (3)           (1)        --        (248)         (48)          --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................           7             5         --         140           11           --
                                                                 ----          ----       ----        ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ............................................          --            --         --          --           --           --
Units Redeemed ..........................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000
 - Class A and B 0.60%
Units Issued ............................................          --            --         --          --           --           --
Units Redeemed ..........................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
IL Protector - Class A and B 0.80%
Units Issued ............................................          --            --         --           1           --           --
Units Redeemed ..........................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --           1           --           --
                                                                 ----          ----       ----        ----         ----         ----
Survivorship 2000 - Class A and B 0.90%
Units Issued ............................................          --            --         --          10            1           --
Units Redeemed ..........................................          --            --         --          (2)          --           --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --           8            1           --
                                                                 ----          ----       ----        ----         ----         ----
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................          --            --         --          --           --           --
Units Redeemed ..........................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Survivorship Incentive Life - Class B 0.60%
Units Issued ............................................          --            --         --          --           --           --
Units Redeemed ..........................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --          --           --           --
                                                                 ----          ----         --        ----         ----         ----
Accumulator Life - Class B 1.35% (d)
Units Issued ............................................          --            --         --          --           --           --
Units Redeemed ..........................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----
                                                                 ----          ----       ----        ----         ----         ----
Net Increase (Decrease) .................................          --            --         --          --           --           --
                                                                 ----          ----       ----        ----         ----         ----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7.  Changes in Units Outstanding (Continued)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):




                                                              EQ/FI Small/Mid Cap Value (e)            EQ/Janus Large Cap Growth
                                                             ------------------------------         ------------------------------
                                                             2001         2000         1999         2001         2000         1999
                                                             ----         ----         ----         ----         ----         ----
IL Plus Original Series, IL COLI,
 Incentive Life COLI - Class A and B 0.00%
Units Issued ..........................................        74           35           38           61            5           --
Units Redeemed ........................................       (42)         (28)         (34)         (33)          (1)          --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................        32            7            4           28            4           --
                                                             ----         ----         ----         ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship  Incentive Life -
 Class A and B 0.60%
Units Issued ..........................................        --           --           --          224           40           --
Units Redeemed ........................................        --           --           --          (87)          (4)          --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................        --           --           --          137           36           --
                                                             ----         ----         ----         ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and after
 - Class A and B s0.60%
Units Issued ..........................................        --           --           --           --           --           --
Units Redeemed ........................................        --           --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................        --           --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000
 - Class A and B 0.60%
Units Issued ..........................................       149          100          129           --           --           --
Units Redeemed ........................................      (387)        (109)        (141)          --           --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................      (238)          (9)         (12)          --           --           --
                                                             ----         ----         ----         ----         ----         ----
IL Protector - Class A and B 0.80%
Units Issued ..........................................         3            1            2            1           --           --
Units Redeemed ........................................        (1)          (1)          (1)          --           --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................         2           --            1            1           --           --
                                                             ----         ----         ----         ----         ----         ----
Survivorship 2000 - Class A and B 0.90%
Units Issued ..........................................        28            7            9            6            2           --
Units Redeemed ........................................        (4)          (5)         (10)          (2)          --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................        24            2           (1)           4            2           --
                                                             ----         ----         ----         ----         ----         ----
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life
 - Class B 0.60%
Units Issued ..........................................       600            2           --           --           --           --
Units Redeemed ........................................       (64)          --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................       536            2           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Survivorship Incentive Life - Class B 0.60%
Units Issued ..........................................        --           --           --           --           --           --
Units Redeemed ........................................        --           --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................        --           --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Accumulator Life - Class B 1.35% (d)
Units Issued ..........................................        --           --           --           --           --           --
Units Redeemed ........................................        --           --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----
Net Increase (Decrease) ...............................        --           --           --           --           --           --
                                                             ----         ----         ----         ----         ----         ----

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Concluded)

December 31, 2001


7. Changes in Units Outstanding (Continued)

Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                            EQ/Marsico           EQ/Mercury Basic             EQ/MFS Emerging
                                                             Focus (f)             Value Equity               Growth Companies
                                                       ------------------- --------------------------    --------------------------
                                                        2001   2000  1999    2001      2000      1999      2001      2000     1999
                                                        ----   ---- -----    ----      ----      ----      ----      ----     ----
IL Plus Original Series, IL COLI,
 Incentive Life COLI - Class A and B 0.00%
Units Issued .......................................       --    --   --       52        58        37       108       120        92
Units Redeemed .....................................       --    --   --      (29)      (27)      (16)      (95)      (72)      (25)
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --       23        31        21        13        48        67
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive Life
 - Class A and B 0.60%
Units Issued .......................................        6    --   --       --        --        --        --        --        --
Units Redeemed .....................................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................        6    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and after
 - Class A and B 0.60%
Units Issued .......................................       --    --   --      262        73       125     1,557     1,556     1,179
Units Redeemed .....................................       --    --   --      (83)      (60)      (51)   (1,514)   (1,121)     (781)
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --      179        13        74        43       435       398
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000
 - Class A and B 0.60%
Units Issued .......................................       --    --   --       --        --        --        --        --        --
Units Redeemed .....................................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
IL Protector - Class A and B 0.80%
Units Issued .......................................       --    --   --        2         1         1         4         4         4
Units Redeemed .....................................       --    --   --       (1)       (1)       (1)       (2)       (2)       (1)
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --        1        --        --         2         2         3
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .......................................        1    --   --       25        11        11        55        36        47
Units Redeemed .....................................       --    --   --       (6)       (4)       (4)      (55)      (13)      (16)
                                                       ------    --   --   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................        1    --   --       19         7         7        --        23        31
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .......................................       --    --   --       --        --        --        --        --        --
Units Redeemed .....................................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Survivorship Incentive Life - Class B 0.60%
Units Issued .......................................       --    --   --       67        24         7       131        79        19
Units Redeemed .....................................       --    --   --      (54)      (19)       (5)      (99)      (40)      (16)
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --       13         5         2        32        39         3
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Accumulator Life 1.35% - Class B (d)
Units Issued .......................................       --    --   --       --        --        --        --        --        --
Units Redeemed .....................................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------
Net Increase (Decrease) ............................       --    --   --       --        --        --        --        --        --
                                                       ------  ---- ----   ------    ------    ------    ------    ------    ------

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7.  Changes in Units Outstanding (Continued)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                                EQ/MFS Investors Trust (a)              EQ/MFS Research
                                                            --------------------------------       --------------------------------
                                                             2001         2000         1999         2001        2000          1999
                                                            ------       ------       ------       ------       ------       ------
IL Plus Original Series, IL COLI,
 Incentive Life COLI
 - Class A and B 0.00%
Units Issued .........................................           4            6            1           67           60           35
Units Redeemed .......................................          (2)          (3)          --          (57)         (29)         (14)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................           2            3            1           10           31           21
                                                            ------       ------       ------       ------       ------       ------
 Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and \
 after, Survivorship Incentive  Life
 - Class A and B 0.60%
Units Issued .........................................          34           16            4           --           --           --
Units Redeemed .......................................         (10)          (2)          (1)          --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          24           14            3           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive  Life
 - Class A and B 0.60%
Units Issued .........................................          --           --           --        1,144          978          127
Units Redeemed .......................................          --           --           --       (1,116)        (893)         (77)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           28           85           50
                                                            ------       ------       ------       ------       ------       ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after, Survivorship Incentive  Life
 - Class A and B 0.60%
Units Issued .........................................          --           --           --           --           --           --
Units Redeemed .......................................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
IL Protector - Class A and B 0.80%
Units Issued .........................................          --           --           --            2            2            2
Units Redeemed .......................................          --           --           --           (1)          (1)          (1)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --            1            1            1
                                                            ------       ------       ------       ------       ------       ------
Survivorship 2000 - Class A and B 0.90%
Units Issued .........................................           1            1           --           29           15           26
Units Redeemed .......................................          (1)          --           --          (31)          (7)         (18)
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --            1           --           (2)           8            8
                                                            ------       ------       ------       ------       ------       ------
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued .........................................          --           --           --           --           --           --
Units Redeemed .......................................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Survivorship Incentive Life Class B 0.60%
Units Issued .........................................          --           11            1          101           42            1
Units Redeemed .......................................          --           (2)          --          (94)         (33)          --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --            9            1            7            9            1
                                                            ------       ------       ------       ------       ------       ------
Accumulator Life Class B 1.35% (d)
Units Issued .........................................          --           --           --           --           --           --
Units Redeemed .......................................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------
Net Increase (Decrease) ..............................          --           --           --           --           --           --
                                                            ------       ------       ------       ------       ------       ------



                                                             EQ/Putnam Growth
                                                               & Income Value
                                                          ---------------------
                                                          2001     2000     1999
                                                          ----     ----     ----
IL Plus Original Series, IL COLI,
Incentive Life COLI - Class A and B 0.00%
Units Issued ........................................      22       26       22
Units Redeemed ......................................     (16)     (18)     (10)
                                                          ---      ---      ---
Net Increase (Decrease) .............................       6        8       12
                                                          ---      ---      ---
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive
 Life - Class A and B 0.60%
Units Issued ........................................      --       --       --
Units Redeemed ......................................      --       --       --
                                                          ---      ---      ---
Net Increase (Decrease) .............................      --       --       --
                                                          ---      ---      ---
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive  Life
 - Class A and B 0.60%
Units Issued ........................................      45       41       66
Units Redeemed ......................................      (9)     (45)     (38)
                                                          ---      ---      ---
Net Increase (Decrease) .............................      36       (4)      28
                                                          ---      ---      ---
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive
 Life - Class A and B 0.60%
Units Issued ........................................      --       --       --
Units Redeemed ......................................      --       --       --
                                                          ---      ---      ---
Net Increase (Decrease) .............................      --       --       --
                                                          ---      ---      ---
IL Protector - Class A and B 0.80%
Units Issued ........................................       1        1        1
Units Redeemed ......................................      (1)      (1)      --
                                                          ---      ---      ---
Net Increase (Decrease) .............................      --       --        1
                                                          ---      ---      ---
Survivorship 2000 - Class A and B 0.90%
Units Issued ........................................       4        6        7
Units Redeemed ......................................      (2)      (6)      (3)
                                                          ---      ---      ---
Net Increase (Decrease) .............................       2       --        4
                                                          ---      ---      ---
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ........................................      --       --       --
Units Redeemed ......................................      --       --       --
                                                          ---      ---      ---
Net Increase (Decrease) .............................      --       --       --
                                                          ---      ---      ---
Survivorship Incentive Life Class B 0.60%
Units Issued ........................................      35       16        1
Units Redeemed ......................................     (27)      (9)      --
                                                          ---      ---      ---
Net Increase (Decrease) .............................       8        7        1
                                                          ---      ---      ---
Accumulator Life Class B 1.35% (d)
Units Issued ........................................      --       --       --
Units Redeemed ......................................      --       --       --
                                                          ---      ---      ---
Net Increase (Decrease) .............................      --       --       --
                                                          ---      ---      ---

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


7.  Changes in Units Outstanding (Concluded)

    Accumulation units issued and redeemed during the periods indicated were (in thousands):



                                                                                          EQ/T. Rowe Price International Stock
                                                                                     ----------------------------------------------
                                                                                      2001                2000                1999
                                                                                     ------              ------              ------
IL Plus Original Series, IL COLI,
Incentive Life COLI - Class A and B 0.00%
Units Issued ...........................................................                462                  51                  56
Units Redeemed .........................................................               (448)                (30)                (22)
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 14                  21                  34
                                                                                     ------              ------              ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after Survivorship  Incentive Life
 - Class A and B 0.60%
Units Issued ...........................................................                 --                  --                  --
Units Redeemed .........................................................                 --                  --                  --
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 --                  --                  --
                                                                                     ------              ------              ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000,
 Incentive Life 2000 Sales 1999 and
 after - Class A and B 0.60%
Units Issued ...........................................................                235               2,286               1,035
Units Redeemed .........................................................               (174)             (2,204)               (989)
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 61                  82                  46
                                                                                     ------              ------              ------
Incentive Life, Incentive Life 2000,
 Incentive Life Plus, Champion 2000
 - Class A and B 0.60%
Units Issued ...........................................................                 --                  --                  --
Units Redeemed .........................................................                 --                  --                  --
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 --                  --                  --
                                                                                     ------              ------              ------
IL Protector - Class A and B 0.80%
Units Issued ...........................................................                  1                   1                   1
Units Redeemed .........................................................                 (1)                 (1)                 --
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 --                  --                   1
                                                                                     ------              ------              ------
Survivorship - Class A and B 2000 0.90%
Units Issued ...........................................................                 47                 103                  52
Units Redeemed .........................................................                (38)                (93)                (45)
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                  9                  10                   7
                                                                                     ------              ------              ------
Incentive Life 2000 Sales 1999 and after,
 Survivorship Incentive Life - Class B 0.60%
Units Issued ...........................................................                 --                  --                  --
Units Redeemed .........................................................                 --                  --                  --
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 --                  --                  --
                                                                                     ------              ------              ------
Survivorship Incentive Life - Class B 0.60%
Units Issued ...........................................................                 49                  39                   1
Units Redeemed .........................................................                (42)                (31)                 --
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                  7                   8                   1
                                                                                     ------              ------              ------
Accumulator Life - Class B 1.35% (d)
Units Issued ...........................................................                 --                  --                  --
Units Redeemed .........................................................                 --                  --                  --
                                                                                     ------              ------              ------
Net Increase (Decrease) ................................................                 --                  --                  --
                                                                                     ------              ------              ------

----------
(a) Units were made available for sale on June 4, 1999.
(b) Units were made available for sale on August 30, 1999.
(c) Units were made available for sale on May 22, 2000.
(d) Units were made available for sale on June 22, 2000.
(e) Units were made available for sale on October 22, 2000.
(f) Units were made available for sale on October 22, 2001.
(g) A substitution of T. Rowe Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See Note 5).
(h) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced, and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(i) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                  2001          2000         1999          1998         1997
                                                             ------------- ------------- ------------ ------------- ------------
EQ/Aggressive Stock
-------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 139.88      $ 186.45      $ 214.65     $ 180.62      $ 180.10
 Net Assets (000's) ........................................   $ 48,818      $ 67,681      $ 74,913     $ 57,618      $ 44,485
 Number of units outstanding, end of period (000's) ........        349           363           349          319           247
 Total Return ..............................................     (24.98)%      (13.13)%       18.84%        0.29%        10.94%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 585.07      $ 784.63      $ 908.70     $ 769.26      $ 771.69
 Net Assets (000's) ........................................   $503,745      $718,721      $928,691     $871,572      $875,868
 Number of units outstanding, end of period (000's) ........        861           916         1,022        1,133         1,135
 Total Return ..............................................     (25.43)%      (13.65)%       18.13%       (0.31)%       10.14%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $  87.81      $ 118.01      $ 136.94     $ 116.16      $ 116.76
 Net Assets (000's) ........................................   $  2,546      $  3,068      $  3,287     $  2,323      $  1,401
 Number of units outstanding, end of period (000's) ........         29            26            24           20            12
 Total Return ..............................................     (25.59)%     (13.83)%       17.83%       (0.52)%        9.92%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 159.24      $ 214.20      $ 248.82     $ 211.28      $ 212.58
 Net Assets (000's) ........................................   $ 25,956      $ 34,486      $ 41,802     $ 37,185      $ 31,462
 Number of units outstanding, end of period (000's) ........        163           161           168          176           148
 Total Return ..............................................    (25.66)%      (13.91)%       17.77%       (0.62)%        9.81%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  72.23      $  97.12      $ 112.75           --            --
 Net Assets (000's) ........................................   $  7,512      $  4,953      $  1,579           --            --
 Number of units outstanding, end of period (000's) ........        104            51            14           --            --
 Total Return ..............................................     (25.63)%      (13.86)%       17.83%          --            --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  70.78      $  95.89            --           --            --
 Net Assets (000's) ........................................         --            --            --           --            --
 Number of units outstanding, end of period (000's) ........         --            --            --           --            --
 Total Return ..............................................     (26.19)%      (19.49)%          --           --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                Years Ended December 31,
                                                             -------------------------------
                                                                   2001            2000
                                                             --------------- ---------------
EQ/Alliance Common Stock
------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................    $  266.27       $  297.57
 Net Assets (000's) ........................................    $ 186,389       $ 199,074
 Number of units outstanding, end of period (000's) ........          700             669
 Total Return ..............................................      (10.52)%        (14.03)%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................    $  735.40       $  826.84
 Net Assets (000's) ........................................    $2,122,364      $2,511,940
 Number of units outstanding, end of period (000's) ........        2,886           3,038
 Total Return ..............................................     (11.06)%        (14.54)%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................    $  181.64       $  204.64
 Net Assets (000's) ........................................    $  11,443       $  11,460
 Number of units outstanding, end of period (000's) ........           63              56
 Total Return ..............................................       (11.24)%        (14.72)%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................    $  313.16       $  353.18
 Net Assets (000's) ........................................    $ 147,812       $ 162,816
 Number of units outstanding, end of period (000's) ........          472             461
 Total Return ..............................................       (11.33)%        (14.80)%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................    $  101.14       $  114.00
 Net Assets (000's) ........................................    $ 106,703       $  64,410
 Number of units outstanding, end of period (000's) ........        1,055             565
 Total Return ..............................................       (11.28)%        (14.75)%
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................    $   82.58       $   93.79
 Net Assets (000's) ........................................           --              --
 Number of units outstanding, end of period (000's) ........           --              --
 Total Return ..............................................       (11.95)%        (15.40)%



                                                                       Years Ended December 31,
                                                             --------------------------------------------
                                                                  1999           1998           1997
                                                             -------------- -------------- --------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $   346.14     $   276.49     $   213.70
 Net Assets (000's) ........................................   $  218,414     $  147,922     $   89,113
 Number of units outstanding, end of period (000's) ........          631            535            417
 Total Return ..............................................        25.19%         29.38%         29.40%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $   967.57     $   777.53     $   604.57
 Net Assets (000's) ........................................   $3,350,695     $2,657,598     $2,021,682
 Number of units outstanding, end of period (000's) ........        3,463          3,418          3,344
 Total Return ..............................................        24.44%         28.61%         28.44%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $   239.96     $   193.22     $   150.54
 Net Assets (000's) ........................................   $   11,518     $    6,569     $    2,860
 Number of units outstanding, end of period (000's) ........           48             34             19
 Total Return ..............................................        24.19%         28.35%         28.18%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $   414.53     $   334.12     $   260.58
 Net Assets (000's) ........................................   $  175,346     $  121,620     $   76,350
 Number of units outstanding, end of period (000's) ........          423            364            293
 Total Return ..............................................        24.07%         28.22%         28.06%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $   133.73             --             --
 Net Assets (000's) ........................................   $   12,838             --             --
 Number of units outstanding, end of period (000's) ........           96             --             --
 Total Return ..............................................        24.13%            --             --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................           --             --             --
 Net Assets (000's) ........................................           --             --             --
 Number of units outstanding, end of period (000's) ........           --             --             --
 Total Return ..............................................           --             --             --

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Alliance Global
------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 167.44      $ 209.44      $ 257.49     $ 185.88     $ 152.61
 Net Assets (000's) ........................................   $ 35,497      $ 43,773      $ 45,318     $ 26,209     $ 17,550
 Number of units outstanding, end of period (000's) ........        212           209           176          141          115
 Total Return ..............................................     (20.05)%      (18.66)%       38.52%       21.80%       11.66%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 316.53      $ 398.33      $ 492.66     $ 357.79     $ 295.53
 Net Assets (000's) ........................................   $379,836      $507,871      $629,619     $465,485     $388,326
 Number of units outstanding, end of period (000's) ........      1,200         1,275         1,278        1,301        1,314
 Total Return ..............................................     (20.54)%      (19.15)%       37.70%       21.07%       10.88%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 125.54      $ 158.30      $ 196.19     $ 142.77     $ 118.16
 Net Assets (000's) ........................................   $  1,255      $  1,266      $  1,373     $    714     $    354
 Number of units outstanding, end of period (000's) ........         10             8             7            5            3
 Total Return ..............................................     (20.70)%      (19.31)%       37.42%       20.83%       10.65%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 223.25      $ 281.80      $ 349.58     $ 254.65     $ 210.97
 Net Assets (000's) ........................................   $ 31,925      $ 39,734      $ 46,145     $ 32,086     $ 22,996
 Number of units outstanding, end of period (000's) ........        143           141           132          126          109
 Total Return ..............................................     (20.78)%      (19.39)%       37.28%       20.70%       10.54%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  81.33      $ 102.62      $ 127.23           --           --
 Net Assets (000's) ........................................   $ 18,706      $ 12,314      $  1,527           --           --
 Number of units outstanding, end of period (000's) ........        230           120            12           --           --
 Total Return ..............................................     (20.74)%      (19.35)%       27.23%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  75.15      $  95.54            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................     (21.34)%      (19.95)%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                  2001         2000         1999         1998         1997
                                                             ------------- ------------ ------------ ------------ ------------
EQ/Alliance Growth and Income
-----------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 292.03      $ 295.84     $ 271.53     $ 228.82    $ 189.32
 Net Assets (000's) ........................................   $ 50,521      $ 43,784     $ 32,584     $ 17,162    $  8,141
 Number of units outstanding, end of period (000's) ........        173           148          120           75          43
 Total Return ..............................................      (1.29)%        8.95%       18.66%       20.86%      26.90%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 274.91      $ 280.19     $ 258.71     $ 219.33    $ 182.57
 Net Assets (000's) ........................................   $247,419      $203,138     $172,301     $119,754    $ 72,298
 Number of units outstanding, end of period (000's) ........        900           725          666          546         396
 Total Return ..............................................      (1.88)%        8.30%       17.95%       20.14%      25.99%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 217.17      $ 221.79     $ 205.20     $ 174.32    $ 145.39
 Net Assets (000's) ........................................   $  2,823      $  2,440     $  1,847     $  1,046    $    291
 Number of units outstanding, end of period (000's) ........         13            11            9            6           2
 Total Return ..............................................      (2.08)%        8.09%       17.71%       19.90%      25.74%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 268.14      $ 274.12     $ 253.86     $ 215.88    $ 180.24
 Net Assets (000's) ........................................   $ 31,372      $ 26,864     $ 21,832     $ 12,953    $  6,849
 Number of units outstanding, end of period (000's) ........        117            98           86           60          38
 Total Return ..............................................      (2.18)%        7.98%       17.60%       19.78%      25.61%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $ 112.42      $ 114.87     $ 106.33           --           --
 Net Assets (000's) ........................................   $ 48,453      $ 18,149     $  3,190           --           --
 Number of units outstanding, end of period (000's) ........        431           158           30           --           --
 Total Return ..............................................      (2.13)%        8.03%        6.33%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $ 108.00      $ 111.21           --           --           --
 Net Assets (000's) ........................................         --            --           --           --           --
 Number of units outstanding, end of period (000's) ........         --            --           --           --           --
 Total Return ..............................................      (2.88)%        7.22%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                             --------------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
                                                             ------------- ------------- -------------- ------------ ------------
EQ/Alliance Growth Investors
----------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 205.64      $ 234.79      $   251.67     $ 198.82     $ 166.89
 Net Assets (000's) ........................................   $ 62,309      $ 72,315      $   73,739     $ 55,670     $ 39,553
 Number of units outstanding, end of period (000's) ........        303           308             293          280          237
 Total Return ..............................................     (12.41)%       (6.71)%         26.58%       19.13%       16.87%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 381.66      $ 438.42      $   472.76     $ 375.73     $ 317.30
 Net Assets (000's) ........................................   $785,456      $958,386      $1,054,728     $859,295     $734,867
 Number of units outstanding, end of period (000's) ........      2,058         2,186           2,231        2,287        2,316
 Total Return ..............................................     (12.95)%       (7.26)%         25.82%       18.41%       16.07%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 151.18      $ 174.02      $   188.03     $ 149.74     $ 126.71
 Net Assets (000's) ........................................   $  2,268      $  2,262      $    2,068     $  1,198     $    507
 Number of units outstanding, end of period (000's) ........         15            13              11            8            4
 Total Return ..............................................     (13.12)%       (7.45)%         25.57%       18.18%       15.84%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 224.49      $ 258.65      $   279.75     $ 223.01     $ 188.90
 Net Assets (000's) ........................................   $ 68,245      $ 79,147      $   81,687     $ 60,659     $ 46,658
 Number of units outstanding, end of period (000's) ........        304           306             292          272          247
 Total Return ..............................................     (13.21)%       (7.54)%         25.44%       18.06%       15.72%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  92.68      $ 106.72      $   115.36           --           --
 Net Assets (000's) ........................................   $ 23,448      $ 13,980      $    3,115           --           --
 Number of units outstanding, end of period (000's) ........        253           131              27           --           --
 Total Return ..............................................      (3.15)%       (7.49)%         15.36%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  88.73      $ 102.96              --           --           --
 Net Assets (000's) ........................................         --            --              --           --           --
 Number of units outstanding, end of period (000's) ........         --            --              --           --           --
 Total Return ..............................................     (13.82)%       (8.19)%            --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                 2001         2000          1999          1998         1997
                                                             ------------ ------------ ------------- ------------- ------------
EQ/Alliance High Yield
----------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 147.62     $ 146.24     $ 160.08      $ 165.63      $ 174.63
 Net Assets (000's) ........................................   $ 18,305     $ 19,011     $ 20,810      $ 19,213      $ 10,478
 Number of units outstanding, end of period (000's) ........        124          130          130           116            60
 Total Return ..............................................       0.95%       (8.65)%      (3.35)%       (5.15)%       18.47%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 269.48     $ 268.57     $ 295.76      $ 307.87      $ 326.55
 Net Assets (000's) ........................................   $ 89,737     $ 92,120     $118,304      $140,081      $143,682
 Number of units outstanding, end of period (000's) ........        333          343          400           455           440
 Total Return ..............................................       0.34%       (9.19)%      (3.93)%       (5.72)%       17.76%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 109.58     $ 109.43     $ 120.75      $ 125.95      $ 133.86
 Net Assets (000's) ........................................   $    657     $    657     $    604      $    630      $    268
 Number of units outstanding, end of period (000's) ........          6            6            5             5             2
 Total Return ..............................................       0.14%       (9.38)%      (4.13)%       (5.91)%       17.52%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 165.31     $ 165.25     $ 182.53      $ 190.58      $ 202.75
 Net Assets (000's) ........................................   $  7,439     $  7,602     $  8,761      $  8,957      $  6,691
 Number of units outstanding, end of period (000's) ........         45           46           48            47            33
 Total Return ..............................................       0.03%       (9.47)%      (4.22)%       (6.00)%       17.40%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  77.70     $  77.64     $  85.73            --            --
 Net Assets (000's) ........................................   $  4,740     $  1,863     $    257            --            --
 Number of units outstanding, end of period (000's) ........         61           24            3            --            --
 Total Return ..............................................       0.08%       (9.44)%      (4.16)%          --            --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  88.55     $  89.16           --            --            --
 Net Assets (000's) ........................................         --           --           --            --            --
 Number of units outstanding, end of period (000's) ........         --           --           --            --            --
 Total Return ..............................................      (0.68)%     (10.12)%         --            --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001         2000          1999         1998         1997
                                                             ------------ ------------ ------------- ------------ ------------
EQ/Alliance intermediate Government Securities
----------------------------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................  $  160.72    $  148.60     $ 136.12     $  135.93    $  126.16
 Net Assets (000's) ........................................  $  38,734    $  16,940     $ 17,151     $  13,049    $   7,696
 Number of units outstanding, end of period (000's) ........        241          114          126            96           61
 Total Return ..............................................       8.16%        9.17%        0.14%         7.75%        7.29%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................  $  188.55    $  175.38     $ 161.62     $  162.37    $  151.61
 Net Assets (000's) ........................................  $  67,312    $  49,808     $ 55,921     $  56,667    $  47,302
 Number of units outstanding, end of period (000's) ........        357          284          346           349          312
 Total Return ..............................................       7.51%        8.51%       (0.46)%        7.10%        6.65%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................  $  137.19    $  127.88     $ 118.08     $  118.87    $  111.21
 Net Assets (000's) ........................................  $     274    $     128     $    118     $     119           --
 Number of units outstanding, end of period (000's) ........          2            1            1             1           --
 Total Return ..............................................       7.28%        8.30%       (0.66)%        6.88%        6.43%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................  $  157.52    $  146.97     $ 135.85     $  136.89    $  128.20
 Net Assets (000's) ........................................  $   7,088    $   4,703     $  4,483     $   4,517    $   2,820
 Number of units outstanding, end of period (000's) ........         45           32           33            33           22
 Total Return ..............................................       7.18%        8.19%       (0.76)%        6.78%        6.33%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................  $  116.45    $  108.59     $ 100.32            --           --
 Net Assets (000's) ........................................  $   9,200    $   3,258     $    100            --           --
 Number of units outstanding, end of period (000's) ........         79           30            1            --           --
 Total Return ..............................................       7.24%        8.24%        0.32%           --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................  $  114.62    $  107.70           --            --           --
 Net Assets (000's) ........................................         --           --           --            --           --
 Number of units outstanding, end of period (000's) ........         --           --           --            --           --
 Total Return ..............................................       6.43%        7.43%          --            --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance International
-------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 107.16     $ 138.93    $  180.49    $  131.00     $ 118.48
 Net Assets (000's) ........................................   $  8,573     $ 12,087    $  11,912    $   7,860     $  5,924
 Number of units outstanding, end of period (000's) ........         80           87           66           60           50
 Total Return ..............................................     (22.87)%     (22.77)%      37.78%       10.57%       (3.05)%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 102.89     $ 134.21    $  175.41    $  128.07     $ 116.53
 Net Assets (000's) ........................................   $ 37,658     $ 50,195    $  56,657    $  41,879     $ 35,658
 Number of units outstanding, end of period (000's) ........        366          374          323          327          306
 Total Return ..............................................     (23.34)%     (23.49)%      36.96%        9.90%       (3.63)%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $  86.02     $ 112.42    $  147.23    $  107.71     $  98.20
 Net Assets (000's) ........................................   $    258     $    225    $     294    $     215     $     98
 Number of units outstanding, end of period (000's) ........          3            2            2            2            1
 Total Return ..............................................     (23.49)%     (23.64)%      36.68%        9.68%       (3.83)%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 100.82     $ 131.90    $  172.91    $  126.63     $ 115.57
 Net Assets (000's) ........................................   $  4,436     $  6,199    $   6,743    $   5,065     $  4,161
 Number of units outstanding, end of period (000's) ........         44           47           39           40           36
 Total Return ..............................................     (23.57)%     (23.72)%      36.55%        9.57%       (3.93)%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  78.27     $ 102.67    $  134.41           --           --
 Net Assets (000's) ........................................   $  4,774     $  3,491    $     269           --           --
 Number of units outstanding, end of period (000's) ........         61           34            2           --           --
 Total Return ..............................................     (23.77)%     (23.61)%      34.41%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  72.58     $  95.93           --           --           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................     (24.10)%     (24.18)%         --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Money Market
------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 143.20     $ 137.89     $ 129.78     $ 123.62     $ 117.36
 Net Assets (000's) ........................................   $ 86,206     $ 68,393     $ 55,546     $ 32,759     $ 15,022
 Number of units outstanding, end of period (000's) ........        602          496          428          265          128
 Total Return ..............................................       3.85%        6.24%        4.96%        5.34%        5.42%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 219.94     $ 213.06     $ 201.73     $ 193.32     $ 184.63
 Net Assets (000's) ........................................   $273,605     $267,177     $248,531     $203,373     $153,981
 Number of units outstanding, end of period (000's) ........      1,244        1,254        1,232        1,052          834
 Total Return ..............................................       3.23%        5.62%        4.35%        4.71%        4.79%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 127.25     $ 123.52     $ 117.19     $ 112.53     $ 107.69
 Net Assets (000's) ........................................   $    509     $    494     $    586     $    788     $    431
 Number of units outstanding, end of period (000's) ........          4            4            5            7            4
 Total Return ..............................................       3.02%        5.40%        4.14%        4.50%        4.57%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 142.55     $ 138.51     $ 131.54     $ 126.44     $ 121.12
 Net Assets (000's) ........................................   $ 19,672     $ 23,685     $ 20,520     $ 15,679     $ 13,565
 Number of units outstanding, end of period (000's) ........        138          171          156          124          112
 Total Return ..............................................       2.92%        5.30%        4.04%        4.39%        4.47%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $ 115.07     $ 111.78     $ 106.09           --           --
 Net Assets (000's) ........................................   $ 89,524     $ 38,005     $ 16,868           --           --
 Number of units outstanding, end of period (000's) ........        778          340          159           --           --
 Total Return ..............................................       2.94%        5.36%        4.10%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $ 108.27     $ 105.98           --           --           --
 Net Assets (000's) ........................................         --     $    106           --           --           --
 Number of units outstanding, end of period (000's) ........         --            1           --           --           --
 Total Return ..............................................       2.16%        4.57%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                    Years Ended December 31,
                                                                  -------------------------------------------------------------
                                                                       2001            2000           1999        1998     1997
                                                                  -------------   -------------   ------------   ------   -----
EQ/Alliance Premier Growth
--------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI
0.00% - Class B (c)
 Unit Value, end of period ....................................     $  74.19        $  97.57       $  119.55     --       --
 Net Assets (000's) ...........................................     $  7,716        $  9,074       $   3,587     --       --
 Number of units outstanding, end of period (000's) ...........          104              93              30     --       --
 Total Return .................................................       (23.96)%        (18.34)%         18.97%    --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (c)
 Unit Value, end of period ....................................     $  73.05        $  96.65       $  119.14     --       --
 Net Assets (000's) ...........................................     $ 99,056        $394,042       $  43,486     --       --
 Number of units outstanding, end of period (000's) ...........        1,356           4,077             365     --       --
 Total Return .................................................       (24.42)%        (18.88)%         18.52%    --       --
IL Protector - Class B 0.80% (c)
 Unit Value, end of period ....................................     $  72.67        $  96.34       $  119.00     --       --
 Net Assets (000's) ...........................................     $    509        $    385       $     119     --       --
 Number of units outstanding, end of period (000's) ...........            7               4               1     --       --
 Total Return .................................................       (24.57)%        (19.04)%         18.36%    --       --
Survivorship 2000 - Class B 0.90% (c)
 Unit Value, end of period ....................................     $  72.48        $  96.19       $  118.93     --       --
 Net Assets (000's) ...........................................     $  5,943        $  6,541       $   4,044     --       --
 Number of units outstanding, end of period (000's) ...........           82              68              34     --       --
 Total Return .................................................       (24.65)%        (19.12)%         18.28%    --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $  70.27        $  93.68              --     --       --
 Net Assets (000's) ...........................................           --              --              --     --       --
 Number of units outstanding, end of period (000's) ...........           --              --              --     --       --
 Total Return .................................................       (24.99)%        (19.49)%            --     --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             -----------------------------------------------------------------
                                                                 2001         2000          1999         1998         1997
                                                             ------------ ------------ ------------- ------------ ------------
EQ/Alliance Quality Bond
------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................  $  173.20     $ 159.94     $ 143.47      $ 146.39     $ 134.69
 Net Assets (000's) ........................................  $  45,032     $ 28,949     $ 20,229      $ 10,833     $  3,367
 Number of units outstanding, end of period (000's) ........        260          181          141            74           25
 Total Return ..............................................       8.29%       11.48%       (2.00)%        8.69%        9.14%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................  $  155.47     $ 144.44     $ 130.34      $ 133.80     $ 123.85
 Net Assets (000's) ........................................  $  81,777     $419,887     $208,414      $214,749     $150,230
 Number of units outstanding, end of period (000's) ........        526        2,907        1,599         1,605        1,213
 Total Return ..............................................       7.64%       10.82%       (2.59)%        8.03%        8.49%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................  $  145.42     $ 135.37     $ 122.40      $ 125.91     $ 116.78
 Net Assets (000's) ........................................  $     291     $    135     $    122            --           --
 Number of units outstanding, end of period (000's) ........          2            1            1            --           --
 Total Return ..............................................       7.42%       10.60%       (2.78)%        7.82%        8.27%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................  $  151.64     $ 141.31     $ 127.90      $ 131.69     $ 122.27
 Net Assets (000's) ........................................  $   7,127     $  4,805     $  3,709      $  2,897     $  1,467
 Number of units outstanding, end of period (000's) ........         47           34           29            22           12
 Total Return ..............................................       7.31%       10.48%       (2.88)%        7.71%        8.16%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................  $  117.63     $ 109.56     $  99.05            --           --
 Net Assets (000's) ........................................  $  10,822     $  1,863     $     99            --           --
 Number of units outstanding, end of period (000's) ........         92           17            1            --           --
 Total Return ..............................................       7.36%       10.62%       (0.95)%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................  $ 115.96      $ 108.83           --            --           --
 Net Assets (000's) ........................................         --           --           --            --           --
 Number of units outstanding, end of period (000's) ........         --           --           --            --           --
 Total Return ..............................................       6.55%        9.71%          --            --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Alliance Small Cap Growth
----------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00% (b)
 Unit Value, end of period .................................   $ 153.80     $ 176.81    $  155.12     $ 121.27    $  126.69
 Net Assets (000's) ........................................   $ 19,840     $ 21,040    $  11,324     $  5,578    $   1,267
 Number of units outstanding, end of period (000's) ........        129          119           73           46           10
 Total Return ..............................................     (13.02)%      13.98%       27.91%       (4.28)%      26.69%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60% (a)
 Unit Value, end of period .................................   $ 149.53     $ 172.96    $  152.65     $ 120.06    $  126.18
 Net Assets (000's) ........................................   $ 96,297     $111,386    $  53,580     $ 39,740    $  19,810
 Number of units outstanding, end of period (000's) ........        644          644          351          331          157
 Total Return ..............................................    (13.55)%       14.12%       27.75%       (4.85)%      26.18%
IL Protector - Class A 0.80% (a)
 Unit Value, end of period .................................   $ 148.13     $ 171.69    $  151.83     $ 119.66     $ 126.01
 Net Assets (000's) ........................................   $    889     $    858    $     455     $    239           --
 Number of units outstanding, end of period (000's) ........          6            5            3            2           --
 Total Return ..............................................     (13.72)%      13.08%       26.89%       (5.04)%      26.01%
Survivorship 2000 - Class A 0.90% (a)
 Unit Value, end of period .................................   $ 147.44     $ 171.05    $  151.42     $ 119.45    $  125.92
 Net Assets (000's) ........................................   $  8,699     $  8,381    $   4,088     $  2,867    $   1,133
 Number of units outstanding, end of period (000's) ........         59           49           27           24            9
 Total Return ..............................................    (13.80)%       12.96%       26.76%       (5.13)%      25.92%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $ 113.58     $ 131.71    $  116.59           --           --
 Net Assets (000's) ........................................   $ 21,012     $  9,351    $     350           --           --
 Number of units outstanding, end of period (000's) ........        185           71            3           --           --
 Total Return ..............................................     (13.76)%      12.97%       26.86%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $ 125.32     $ 146.43           --           --           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................     (14.42)%      12.12%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                                  -------------------------------------------------------
                                                                       2001            2000        1999     1998     1997
                                                                  -------------   -------------   ------   ------   -----
EQ/Alliance Technology
----------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (e)
 Unit Value, end of period ....................................     $  50.43        $  66.74      --       --       --
 Net Assets (000's) ...........................................     $  3,984        $  3,671      --       --       --
 Number of units outstanding, end of period (000's) ...........           79              55      --       --       --
 Total Return .................................................       (24.44)%        (33.30)%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (e)
 Unit Value, end of period ....................................     $  49.91        $  66.46      --       --       --
 Net Assets (000's) ...........................................     $ 38,381        $ 29,442      --       --       --
 Number of units outstanding, end of period (000's) ...........          769             443      --       --       --
 Total Return .................................................       (24.90)%        (33.52)%    --       --       --
IL Protector - Class B 0.80% (e)
 Unit Value, end of period ....................................     $  49.74        $  66.36      --       --       --
 Net Assets (000's) ...........................................     $    149        $    133      --       --       --
 Number of units outstanding, end of period (000's) ...........            3               2      --       --       --
 Total Return .................................................       (25.04)%        (33.61)%    --       --       --
Survivorship 2000 - Class B 0.90% (e)
 Unit Value, end of period ....................................     $  49.65        $  66.31      --       --       --
 Net Assets (000's) ...........................................     $  1,787        $  1,857      --       --       --
 Number of units outstanding, end of period (000's) ...........           36              28      --       --       --
 Total Return .................................................       (25.13)%        (33.66)%    --       --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $  49.26        $  66.10      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (25.48)%        (33.86)%    --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                                  -------------------------------------------------------
                                                                       2001            2000        1999     1998     1997
                                                                  -------------   -------------   ------   ------   -----
EQ/AXP New Dimensions
---------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (g)
 Unit Value, end of period ....................................     $  70.32        $  83.24      --       --       --
 Net Assets (000's) ...........................................     $    352              --      --       --       --
 Number of units outstanding, end of period (000's) ...........            5              --      --       --       --
 Total Return .................................................       (15.52)%        (16.78)%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (g)
 Unit Value, end of period ....................................     $  69.76        $  83.07      --       --       --
 Net Assets (000's) ...........................................     $  2,372        $    332      --       --       --
 Number of units outstanding, end of period (000's) ...........           34               4      --       --       --
 Total Return .................................................       (16.03)%        (16.93)%    --       --       --
IL Protector - Class B 0.80% (g)
 Unit Value, end of period ....................................     $  69.57        $  83.02      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (16.20)%        (16.98)%    --       --       --
Survivorship 2000 - Class B 0.90% (g)
 Unit Value, end of period ....................................     $  69.48        $  82.99      --       --       --
 Net Assets (000's) ...........................................     $    139              --      --       --       --
 Number of units outstanding, end of period (000's) ...........            2              --      --       --       --
 Total Return .................................................       (16.28)%        (17.01)%    --       --       --
Accumulator Life - Class B 1.35% (g)
 Unit Value, end of period ....................................     $  69.06        $  82.87      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (16.66)%        (17.13)%    --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                                  -------------------------------------------------------
                                                                       2001            2000        1999     1998     1997
                                                                  -------------   -------------   ------   ------   -----
EQ/AXP Strategy Aggressive
--------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (g)
 Unit Value, end of period ....................................     $  41.52        $  62.40      --       --       --
 Net Assets (000's) ...........................................     $    581              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           14              --      --       --       --
 Total Return .................................................       (33.46)%        (37.61)%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (g)
 Unit Value, end of period ....................................     $  41.18        $  62.27      --       --       --
 Net Assets (000's) ...........................................     $  2,100        $    374      --       --       --
 Number of units outstanding, end of period (000's) ...........           51               6      --       --       --
 Total Return .................................................       (33.87)%        (37.73)%    --       --       --
IL Protector - Class B 0.80% (g)
 Unit Value, end of period ....................................     $  41.07        $  62.23      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (34.00)%        (37.77)%    --       --       --
Survivorship 2000 - Class B 0.90% (g)
 Unit Value, end of period ....................................     $  41.02        $  62.21      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (34.06)%        (37.79)%    --       --       --
Accumulator Life - Class B 1.35% (g)
 Unit Value, end of period ....................................     $  40.77        $  62.12      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (34.37)%        (37.88)%    --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Balanced (j)
---------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 208.22      $ 212.12      $ 214.97     $ 182.49     $ 154.51
 Net Assets (000's) ........................................   $ 36,230      $ 22,273      $ 20,852     $ 12,774     $  6,180
 Number of units outstanding, end of period (000's) ........        174           105            97           70           40
 Total Return ..............................................      (1.84)%       (1.32)%       17.79%       18.11%       15.06%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 488.09      $ 500.27      $ 510.02     $ 435.59     $ 371.02
 Net Assets (000's) ........................................   $599,863      $457,747      $496,759     $464,339     $408,122
 Number of units outstanding, end of period (000's) ........      1,229           915           974        1,066        1,100
 Total Return ..............................................      (2.43)%       (1.91)%       17.09%       17.40%       14.30%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 161.78      $ 166.15      $ 169.73     $ 145.25     $ 123.97
 Net Assets (000's) ........................................   $  1,294      $    665      $    509     $    291     $    124
 Number of units outstanding, end of period (000's) ........          8             4             3            2            1
 Total Return ..............................................      (2.63)%       (2.11)%       16.85%       17.17%       14.07%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 207.26      $ 213.08      $ 217.89     $ 186.65     $ 159.46
 Net Assets (000's) ........................................   $ 36,478      $ 22,160      $ 21,571     $ 16,612     $ 12,278
 Number of units outstanding, end of period (000's) ........        176           104            99           89           77
 Total Return ..............................................      (2.73)%       (2.21)%       16.73%       17.05%       13.96%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $ 105.65      $ 108.57      $ 110.98           --           --
 Net Assets (000's) ........................................   $ 17,855      $  5,320      $  1,332           --           --
 Number of units outstanding, end of period (000's) ........        169            49            12           --           --
 Total Return ..............................................      (2.69)%       (2.17)%       10.98%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $ 101.79      $ 105.41            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................      (3.43)%       (2.90)%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                                  ------------------------------------------------------
                                                                       2001           2000        1999     1998     1997
                                                                  -------------   ------------   ------   ------   -----
EQ/Bernstein Diversified Value (i)
----------------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (i)
 Unit Value, end of period ....................................     $  97.45              --     --       --       --
 Net Assets (000's) ...........................................     $ 16,567              --     --       --       --
 Number of units outstanding, end of period (000's) ...........          170              --     --       --       --
 Total Return .................................................        (0.92)%            --     --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (g)
 Unit Value, end of period ....................................     $ 111.27        $ 108.58     --       --       --
 Net Assets (000's) ...........................................     $ 57,860        $    280     --       --       --
 Number of units outstanding, end of period (000's) ...........          520               3     --       --       --
 Total Return .................................................         2.48%          (2.55)%   --       --       --
IL Protector - Class B 0.80% (i)
 Unit Value, end of period ....................................     $  95.61              --     --       --       --
 Net Assets (000's) ...........................................     $    382              --     --       --       --
 Number of units outstanding, end of period (000's) ...........            4              --     --       --       --
 Total Return .................................................        (2.03)%            --     --       --       --
Survivorship Incentive Life 0.60% (g)
 Unit Value, end of period ....................................     $  95.56        $  93.25     --       --       --
 Net Assets (000's) ...........................................     $    478        $    187     --       --       --
 Number of units outstanding, end of period (000's) ...........            5               2     --       --       --
 Total Return .................................................         2.48%          (2.55)%   --       --       --
Survivorship 2000 - Class B 0.90% (i)
 Unit Value, end of period ....................................     $ 110.12              --     --       --       --
 Net Assets (000's) ...........................................     $  7,048              --     --       --       --
 Number of units outstanding, end of period (000's) ...........           64              --     --       --       --
 Total Return .................................................        (2.09)%            --     --       --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $  94.36        $  92.78     --       --       --
 Net Assets (000's) ...........................................           --              --     --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --     --       --       --
 Total Return .................................................         1.70%          (0.24)%   --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                   Years Ended December 31,
                                                                  -----------------------------------------------------------
                                                                      2001           2000           1999        1998     1997
                                                                  ------------   ------------   ------------   ------   -----
EQ/Capital Guardian Research
----------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (d)
 Unit Value, end of period ....................................     $ 112.11      $  114.42      $  108.04     --       --
 Net Assets (000's) ...........................................     $  2,691      $   1,144             --     --       --
 Number of units outstanding, end of period (000's) ...........           24             10             --     --       --
 Total Return .................................................        (2.02)%         5.92%          7.10%    --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (d)
 Unit Value, end of period ....................................     $ 110.55      $  113.51      $  107.82     --       --
 Net Assets (000's) ...........................................     $  5,306      $   1,703      $     108     --       --
 Number of units outstanding, end of period (000's) ...........           48             15              1     --       --
 Total Return .................................................        (2.61)%         5.28%          6.67%    --       --
IL Protector - Class B 0.80% (d)
 Unit Value, end of period ....................................     $ 110.03      $  113.20      $  107.75     --       --
 Net Assets (000's) ...........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ...........           --             --             --     --       --
 Total Return .................................................        (2.80)%         5.07%          6.53%    --       --
Survivorship 2000 - Class B 0.90% (d)
 Unit Value, end of period ....................................     $ 109.77      $  113.05      $  107.71      --       --
 Net Assets (000's) ...........................................     $    110      $     113             --     --       --
 Number of units outstanding, end of period (000's) ...........            1              1             --     --       --
 Total Return .................................................        (2.90)%         5.07%          6.46%    --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $ 107.84      $  111.57             --     --       --
 Net Assets (000's) ...........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ...........           --             --             --     --       --
 Total Return .................................................        (3.34)%         4.49%            --     --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                   Years Ended December 31,
                                                                  -----------------------------------------------------------
                                                                      2001           2000           1999        1998     1997
                                                                  ------------   ------------   ------------   ------   -----
EQ/Capital Guardian U.S. Equity
-------------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (d)
 Unit Value, end of period ....................................     $ 105.12      $  107.27      $  103.56     --       --
 Net Assets (000's) ...........................................     $  1,261      $     429      $     104     --       --
 Number of units outstanding, end of period (000's) ...........           12              4              1     --       --
 Total Return .................................................        (2.01)%         3.58%          3.76%    --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (d)
 Unit Value, end of period ....................................     $ 103.65      $  106.42      $  103.35     --       --
 Net Assets (000's) ...........................................     $  7,670      $   1,596      $     413     --       --
 Number of units outstanding, end of period (000's) ...........           74             15              4     --       --
 Total Return .................................................        (2.60)%         2.97%          3.32%    --       --
IL Protector - Class B 0.80% (d)
 Unit Value, end of period ....................................     $ 103.17      $  106.13      $  103.28     --       --
 Net Assets (000's) ...........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ...........           --             --             --     --       --
 Total Return .................................................        (2.79)%         2.76%          3.28%    --       --
Survivorship 2000 - Class B 0.90% (d)
 Unit Value, end of period ....................................     $ 102.92      $  105.99      $  103.25     --       --
 Net Assets (000's) ...........................................     $    206             --             --     --       --
 Number of units outstanding, end of period (000's) ...........            2             --             --     --       --
 Total Return .................................................        (2.90)%         2.66%          3.11%    --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $ 100.40      $  103.87             --     --       --
 Net Assets (000's) ...........................................           --             --             --     --       --
 Number of units outstanding, end of period (000's) ...........           --             --             --     --       --
 Total Return .................................................        (3.34)%         2.19%            --     --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             -------------------------------------------------------------------
                                                                 2001          2000         1999          1998          1997
                                                             ------------ ------------- ------------ ------------- -------------
EQ/Emerging Markets Equity
--------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (b)
 Unit Value, end of period .................................   $ 64.83      $  68.35     $  114.00     $  58.24      $  79.81
 Net Assets (000's) ........................................   $ 8,493      $ 11,825     $  13,452     $  2,213      $    239
 Number of units outstanding, end of period (000's) ........       131           173           118           38             3
 Total Return ..............................................     (5.15)%      (40.12)%       95.74%      (27.03)%      (20.19)%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after - Class B 0.60%
 Unit Value, end of period .................................   $ 63.15      $  66.98     $  112.39     $  57.77      $  79.63
 Net Assets (000's) ........................................   $25,513      $ 25,318     $  23,265     $  4,217      $  2,150
 Number of units outstanding, end of period (000's) ........       404           378           207           73            27
 Total Return ..............................................     (5.72)%      (40.40)%       94.55%      (27.45)%      (20.37)%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................   $ 62.59      $  66.53     $  111.86     $  57.61      $  79.58
 Net Assets (000's) ........................................   $   125            --            --           --            --
 Number of units outstanding, end of period (000's) ........         2            --            --           --            --
 Total Return ..............................................     (5.92)%      (40.52)%       94.18%      (27.60)%       20.43%
Survivorship 2000 - Class B 0.90% (l)
 Unit Value, end of period .................................   $ 62.32      $  66.30     $  111.59     $  57.53      $  79.54
 Net Assets (000's) ........................................   $ 1,558      $  1,724     $   2,120     $    575      $    159
 Number of units outstanding, end of period (000's) ........        25            26            19           10             2
 Total Return ..............................................     (6.01)%      (40.59)%       93.97%      (27.67)%      (20.46)%
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $ 85.61      $  90.81      $ 152.38           --            --
 Net Assets (000's) ........................................   $ 1,027      $    636            --           --            --
 Number of units outstanding, end of period (000's) ........        12             7            --           --            --
 Total Return ..............................................     (5.73)%      (40.41)%       94.57%          --            --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $ 92.15      $  98.49            --           --            --
 Net Assets (000's) ........................................        --            --            --           --            --
 Number of units outstanding, end of period (000's) ........        --            --            --           --            --
 Total Return ..............................................     (6.44)%      (40.85)%          --           --            --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/Equity 500 Index (k)
-----------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class A 0.00%
 Unit Value, end of period .................................   $ 271.91      $ 308.78      $ 341.51     $ 283.69     $ 221.51
 Net Assets (000's) ........................................   $112,027      $118,263      $101,087     $ 49,646     $ 23,702
 Number of units outstanding, end of period (000's) ........        412           383           296          175          107
 Total Return ..............................................     (11.94)%       (9.58)%       20.38%       28.07%       32.57%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class A 0.60%
 Unit Value, end of period .................................   $ 262.11      $ 299.46      $ 333.19     $ 278.44     $ 218.72
 Net Assets (000's) ........................................   $396,048      $453,682      $687,371     $360,301     $198,379
 Number of units outstanding, end of period (000's) ........      1,511         1,515         2,063        1,294          907
 Total Return ..............................................     (12.47)%      (10.12)%       19.66%       27.30%       31.77%
IL Protector - Class A 0.80%
 Unit Value, end of period .................................   $ 181.73      $ 208.05      $ 231.94     $ 194.22     $ 152.88
 Net Assets (000's) ........................................   $  3,453      $  3,537      $  3,479     $  1,942     $    764
 Number of units outstanding, end of period (000's) ........         19            17            15           10            5
 Total Return ..............................................     (12.65)%       (0.30)%       19.42%       27.05%       31.51%
Survivorship 2000 - Class A 0.90%
 Unit Value, end of period .................................   $ 255.97      $ 293.34      $ 327.37     $ 274.40     $ 216.20
 Net Assets (000's) ........................................   $ 54,010      $ 53,388      $ 52,379     $ 31,556     $ 17,080
 Number of units outstanding, end of period (000's) ........        211           182           160          115           79
 Total Return ..............................................     (12.74)%      (10.39)%       19.30%       26.92%       31.38%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  85.84      $  98.32      $ 109.66           --           --
 Net Assets (000's) ........................................   $ 49,358      $ 29,693      $  5,593           --           --
 Number of units outstanding, end of period (000's) ........        575           302            51           --           --
 Total Return ..............................................     (12.69)%      (10.34)%        9.66%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  81.74      $  94.33            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................     (13.35)%      (11.02)%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                     Years Ended December 31,
                                                                  --------------------------------------------------------------
                                                                       2001            2000            1999        1998     1997
                                                                  -------------   -------------   -------------   ------   -----
EQ/Evergreen Omega
------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (c)
 Unit Value, end of period ....................................     $  78.47        $ 94.55         $  98.90      --       --
 Net Assets (000's) ...........................................     $    314              --              --      --       --
 Number of units outstanding, end of period (000's) ...........            4              --              --      --       --
 Total Return .................................................       (17.01)%         11.66%           9.70%     --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (c)
 Unit Value, end of period ....................................     $  74.98        $  90.90        $ 103.57      --       --
 Net Assets (000's) ...........................................     $    900        $    455              --      --       --
 Number of units outstanding, end of period (000's) ...........           12               5              --      --       --
 Total Return .................................................       (17.51)%        (12.24)%          9.06%     --       --
IL Protector - Class B 0.80% (c)
 Unit Value, end of period ....................................     $  77.01        $  93.55        $ 106.81      --       --
 Net Assets (000's) ...........................................           --              --              --      --       --
 Number of units outstanding, end of period (000's) ...........           --              --              --      --       --
 Total Return .................................................       (17.68)%        (12.42)%          6.81%     --       --
Survivorship 2000 - Class B 0.90% (c)
 Unit Value, end of period ....................................     $  76.83        $  93.42        $ 106.77      --       --
 Net Assets (000's) ...........................................           --              --              --      --       --
 Number of units outstanding, end of period (000's) ...........           --              --              --      --       --
 Total Return .................................................       (17.76)%        (12.50)%          6.77%     --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $  75.99        $  92.82              --      --       --
 Net Assets (000's) ...........................................           --              --              --      --       --
 Number of units outstanding, end of period (000's) ...........           --              --              --      --       --
 Total Return .................................................       (18.14)%        (12.90)%            --      --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                                  ------------------------------------------------------
                                                                       2001           2000        1999     1998     1997
                                                                  -------------   ------------   ------   ------   -----
EQ/FI Mid Cap
-------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (g)
 Unit Value, end of period ....................................     $  86.96        $ 100.42     --       --       --
 Net Assets (000's) ...........................................     $  1,217        $    301     --       --       --
 Number of units outstanding, end of period (000's) ...........           14               3     --       --       --
 Total Return .................................................       (13.41)%          0.46%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (g)
 Unit Value, end of period ....................................     $  86.26        $ 100.23     --       --       --
 Net Assets (000's) ...........................................     $ 13,025        $  1,103     --       --       --
 Number of units outstanding, end of period (000's) ...........          151              11     --       --       --
 Total Return .................................................       (13.93)%          0.23%    --       --       --
IL Protector - Class B 0.80% (g)
 Unit Value, end of period ....................................     $  86.03        $ 100.16     --       --       --
 Net Assets (000's) ...........................................           --              --     --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --     --       --       --
 Total Return .................................................       (14.11)%          0.16%    --       --       --
Survivorship 2000 - Class B 0.90% (g)
 Unit Value, end of period ....................................     $  85.92        $ 100.13     --       --       --
 Net Assets (000's) ...........................................     $    773        $    100     --       --       --
 Number of units outstanding, end of period (000's) ...........            9               1     --       --       --
 Total Return .................................................       (14.19)%          0.13%    --       --       --
Accumulator Life - Class B 1.35% (g)
 Unit Value, end of period ....................................     $  85.40        $  99.98     --       --       --
 Net Assets (000's) ...........................................           --              --     --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --     --       --       --
 Total Return .................................................       (14.58)%         (0.02)%   --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/FI Small/Mid Cap Value
-------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (a)
 Unit Value, end of period .................................  $  119.34    $  114.75    $  109.14     $ 107.21    $  119.13
 Net Assets (000's) ........................................  $  10,741    $   6,656    $   5,457     $  5,146    $   1,668
 Number of units outstanding, end of period (000's) ........         90           58           50           48           14
 Total Return ..............................................       4.00%        5.13%        1.80%      (10.02)%      19.13%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000 - Class B 0.60% (a)
 Unit Value, end of period .................................  $  116.03    $  112.24    $  107.40     $ 106.14    $  118.65
 Net Assets (000's) ........................................  $   1,508    $  28,172    $  27,924     $ 29,082    $  21,594
 Number of units outstanding, end of period (000's) ........         13          251          260          274          182
 Total Return ..............................................       3.37%        4.51%        1.19%      (10.55)%      18.65%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................  $  114.94    $  111.42    $  106.82     $ 105.78    $  118.49
 Net Assets (000's) ........................................  $     460    $     223    $     214     $    106           --
 Number of units outstanding, end of period (000's) ........          4            2            2            1           --
 Total Return ..............................................       3.16%        4.30%        0.99%      (10.73)%      18.49%
Survivorship 2000 - Class B 0.90% (a)
 Unit Value, end of period .................................  $  114.40    $  111.01    $  106.54     $  105.60   $  118.41
 Net Assets (000's) ........................................  $   5,377    $   2,442    $   2,131     $  2,323    $     947
 Number of units outstanding, end of period (000's) ........         47           22           20           22            8
 Total Return ..............................................       3.06%        4.20%        0.88%      (10.82)%      18.41%
Incentive Life 2000 Sales 1999 and after,
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................  $  112.71    $  109.03    $  104.33           --           --
 Net Assets (000's) ........................................  $  60,638    $     218           --           --           --
 Number of units outstanding, end of period (000's) ........        538            2           --           --           --
 Total Return ..............................................       3.37%        4.51%        1.19%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................  $   88.78    $   86.54           --           --           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................       2.59%        3.73%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                                  -------------------------------------------------------
                                                                       2001            2000        1999     1998     1997
                                                                  -------------   -------------   ------   ------   -----
EQ/Janus Large Cap Growth
-------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (g)
 Unit Value, end of period ....................................     $  64.96        $  84.32      --       --       --
 Net Assets (000's) ...........................................     $  2,014        $    337      --       --       --
 Number of units outstanding, end of period (000's) ...........           31               4      --       --       --
 Total Return .................................................       (22.96)%        (15.70)%    --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (g)
 Unit Value, end of period ....................................     $  64.44        $  84.15      --       --       --
 Net Assets (000's) ...........................................     $ 11,148        $  3,029      --       --       --
 Number of units outstanding, end of period (000's) ...........          173              36      --       --       --
 Total Return .................................................       (23.42)%        (15.85)%    --       --       --
IL Protector - Class B 0.80% (g)
 Unit Value, end of period ....................................     $  64.27        $  84.10      --       --       --
 Net Assets (000's) ...........................................     $     64              --      --       --       --
 Number of units outstanding, end of period (000's) ...........            1              --      --       --       --
 Total Return .................................................       (23.58)%        (15.90)%    --       --       --
Survivorship 2000 - Class B 0.90% (g)
 Unit Value, end of period ....................................     $  64.18        $  84.07      --       --       --
 Net Assets (000's) ...........................................     $    385        $    168      --       --       --
 Number of units outstanding, end of period (000's) ...........            6               2      --       --       --
 Total Return .................................................       (23.66)%        (15.93)%    --       --       --
Accumulator Life - Class B 1.35% (g)
 Unit Value, end of period ....................................     $  63.79        $  83.94      --       --       --
 Net Assets (000's) ...........................................           --              --      --       --       --
 Number of units outstanding, end of period (000's) ...........           --              --      --       --       --
 Total Return .................................................       (24.01)%        (16.06)%    --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                             Years Ended December 31,
                                                                  -----------------------------------------------
                                                                      2001        2000     1999     1998     1997
                                                                  ------------   ------   ------   ------   -----
EQ/Marsico Focus
----------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (h)
 Unit Value, end of period ....................................    $  106.25     --       --       --       --
 Net Assets (000's) ...........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
 Total Return .................................................         6.25%    --       --       --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (h)
 Unit Value, end of period ....................................    $  106.09     --       --       --       --
 Net Assets (000's) ...........................................    $     637     --       --       --       --
 Number of units outstanding, end of period (000's) ...........            6     --       --       --       --
 Total Return .................................................         6.09%    --       --       --       --
IL Protector - Class B 0.80% (h)
 Unit Value, end of period ....................................    $  106.04     --       --       --       --
 Net Assets (000's) ...........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
 Total Return .................................................         6.04%    --       --       --       --
Survivorship 2000 - Class B 0.90% (h)
 Unit Value, end of period ....................................    $  106.01     --       --       --       --
 Net Assets (000's) ...........................................    $     106     --       --       --       --
 Number of units outstanding, end of period (000's) ...........            1     --       --       --       --
 Total Return .................................................         6.01%    --       --       --       --
Accumulator Life - Class B 1.35% (h)
 Unit Value, end of period ....................................    $  105.90     --       --       --       --
 Net Assets (000's) ...........................................           --     --       --       --       --
 Number of units outstanding, end of period (000's) ...........           --     --       --       --       --
 Total Return .................................................         5.90%    --       --       --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Mercury Basic Value Equity
-----------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (a)
 Unit Value, end of period .................................  $  183.25    $  173.64    $  155.30     $ 130.57    $  117.02
 Net Assets (000's) ........................................  $  17,592    $  12,676    $   6,678     $  2,873    $     585
 Number of units outstanding, end of period (000's) ........         96           73           43           22            5
 Total Return ..............................................       5.53%       11.81%       19.00%       11.59%       17.02%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Series
1999 and after - Class B 0.60% (a)
 Unit Value, end of period .................................  $  178.18    $  169.86    $  152.83     $ 129.27    $  116.55
 Net Assets (000's) ........................................  $  68,777    $  35,161    $  29,649     $ 15,512    $   4,779
 Number of units outstanding, end of period (000's) ........        386          207          194          120           41
 Total Return ..............................................       4.90%       11.14%       18.23%       10.91%       16.55%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................  $  176.51    $  168.61    $  152.01     $ 128.84    $  166.40
 Net Assets (000's) ........................................  $     706    $     506    $     304     $    129           --
 Number of units outstanding, end of period (000's) ........          4            3            2            1           --
 Total Return ..............................................       4.69%       10.92%       17.98%      (22.57)%      16.40%
Survivorship 2000 - Class B 0.90% (a)
 Unit Value, end of period .................................  $  175.68    $  167.99    $  151.61     $ 128.62    $  116.32
 Net Assets (000's) ........................................  $   8,081    $   4,368    $   2,881     $  1,543    $     349
 Number of units outstanding, end of period (000's) ........         46           26           19           12            3
 Total Return ..............................................       4.58%       10.81%       17.87%       10.58%       16.32%
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................  $  116.52    $  111.08     $  99.95           --           --
 Net Assets (000's) ........................................  $   2,330    $     778     $    200           --           --
 Number of units outstanding, end of period (000's) ........         20            7            2           --           --
 Total Return ..............................................       4.90%       11.14%       18.23%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................  $  132.83     $ 127.60           --           --           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................       4.10%       10.31%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                  Years Ended December 31,
                                                             ------------------------------------------------------------------
                                                                  2001          2000         1999         1998         1997
                                                             ------------- ------------- ------------ ------------ ------------
EQ/MFS Emerging Growth Companies
--------------------------------
IL Plus Original Series 2000, IL COLI, Incentive Life
COLI - Class B 0.00% (a)
 Unit Value, end of period .................................   $ 153.10      $ 232.15      $ 286.03    $  164.70    $  122.44
 Net Assets (000's) ........................................   $ 24,190      $ 33,662      $ 28,031    $   5,106    $     490
 Number of units outstanding, end of period (000's) ........        158           145            98           31            4
 Total Return ..............................................     (34.05)%      (18.56)%       73.62%       34.51%       22.44%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after - Class B 0.60% (a)
 Unit Value, end of period .................................   $ 148.86      $ 227.09      $ 281.48    $  163.05    $  121.95
 Net Assets (000's) ........................................   $173,124      $254,795      $193,377    $  47,121    $   9,146
 Number of units outstanding, end of period (000's) ........      1,163         1,122           687          289           75
 Total Return ..............................................     (34.57)%      (19.32)%       72.63%       33.71%       21.95%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................   $ 147.47      $ 225.42      $ 279.97    $  162.51    $  121.78
 Net Assets (000's) ........................................   $  1,327      $  1,578      $  1,400    $     325           --
 Number of units outstanding, end of period (000's) ........          9             7             5            2           --
 Total Return ..............................................     (34.57)%      (19.48)%       72.28%       33.45%       21.78%
Survivorship 2000 - Class B 0.90% (a)
 Unit Value, end of period .................................   $ 146.78      $ 224.60      $ 279.22    $  162.23    $  121.70
 Net Assets (000's) ........................................   $ 11,155      $ 17,070      $ 14,799    $   3,407    $     730
 Number of units outstanding, end of period (000's) ........         76            76            53           21            6
 Total Return ..............................................     (34.65)%      (19.56)%       72.11%       33.31%       21.70%
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  85.53      $ 130.48      $ 161.73           --           --
 Net Assets (000's) ........................................   $  6,329      $  5,480      $    485           --           --
 Number of units outstanding, end of period (000's) ........         74            42             3           --           --
 Total Return ..............................................     (34.45)%      (19.32)%       72.63%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  96.14      $ 147.79            --           --           --
 Net Assets (000's) ........................................         --            --            --           --           --
 Number of units outstanding, end of period (000's) ........         --            --            --           --           --
 Total Return ..............................................     (34.95)%      (19.93)%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                    Years Ended December 31,
                                                                  ------------------------------------------------------------
                                                                       2001           2000           1999        1998     1997
                                                                  -------------   ------------   ------------   ------   -----
EQ/MFS Investors Trust
----------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (c)
 Unit Value, end of period ....................................     $  86.36        $ 102.79      $  103.50     --       --
 Net Assets (000's) ...........................................     $    518        $    411      $     104     --       --
 Number of units outstanding, end of period (000's) ...........            6               4              1     --       --
 Total Return .................................................       (15.98)%         (0.77)%         8.76%    --       --
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after, Survivorship Incentive Life - Class B
0.60% (c)
 Unit Value, end of period ....................................     $  85.03        $ 101.82      $  103.15     --       --
 Net Assets (000's) ...........................................     $  3,486        $  1,731      $     309     --       --
 Number of units outstanding, end of period (000's) ...........           41              17              3     --       --
 Total Return .................................................       (16.49)%         (1.29)%         8.06%    --       --
IL Protector - Class B 0.80% (c)
 Unit Value, end of period ....................................     $  84.59        $ 101.50      $  103.03     --       --
 Net Assets (000's) ...........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ...........           --              --             --     --       --
 Total Return .................................................       (16.66)%         (1.48)%         7.85%    --       --
Survivorship 2000 - Class B 0.90% (c)
 Unit Value, end of period ....................................     $  84.37        $ 101.34      $  102.97     --       --
 Net Assets (000's) ...........................................     $     84        $    101             --     --       --
 Number of units outstanding, end of period (000's) ...........            1               1             --     --       --
 Total Return .................................................       (16.74)%         (1.58)%         7.74%    --       --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period ....................................     $  84.83        $ 102.36             --     --       --
 Net Assets (000's) ...........................................           --              --             --     --       --
 Number of units outstanding, end of period (000's) ...........           --              --             --     --       --
 Total Return .................................................       (17.12)%          2.03%            --     --       --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.

                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/MFS Research
---------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (a)
 Unit Value, end of period .................................   $ 131.34     $ 167.99    $  177.32    $  144.03    $  116.05
 Net Assets (000's) ........................................   $ 10,770     $ 12,095    $   7,270    $   3,025    $     348
 Number of units outstanding, end of period (000's) ........         82           72           41           21            3
 Total Return ..............................................     (21.82)%      (5.25)%      23.12%       24.11%       16.05%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after - Class B 0.60% (a)
 Unit Value, end of period .................................   $ 127.70     $ 164.33    $  174.50    $  142.59    $  115.59
 Net Assets (000's) ........................................   $ 41,247     $ 48,477    $  36,645    $  22,672    $   6,589
 Number of units outstanding, end of period (000's) ........        323          295          210          159           57
 Total Return ..............................................     (22.29)%      (5.83)%      22.38%       23.36%       15.59%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................   $ 126.51     $ 163.12    $  173.56    $  142.11     $ 115.43
 Net Assets (000's) ........................................   $    506     $    489    $     347    $     142           --
 Number of units outstanding, end of period (000's) ........          4            3            2            1           --
 Total Return ..............................................     (22.44)%      (6.02)%      22.13%       23.11%       15.43%
Survivorship 2000 - Class B 0.90% (a)
 Unit Value, end of period .................................   $ 125.91     $ 162.52    $  173.10    $  141.87    $  115.36
 Net Assets (000's) ........................................   $  3,525     $  4,876    $   3,981    $   2,128    $     346
 Number of units outstanding, end of period (000's) ........         28           30           23           15            3
 Total Return ..............................................     (22.53)%      (6.11)%      22.01%       22.98%       15.36%
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  85.96     $ 110.61    $  117.46           --           --
 Net Assets (000's) ........................................   $  1,461     $  1,106    $     117           --           --
 Number of units outstanding, end of period (000's) ........         17           10            1           --           --
 Total Return ..............................................     (22.29)%      (5.83)%      22.38%          --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  88.20     $ 114.37           --           --           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................     (22.88)%      (6.58)%         --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2001


8. Accumulation Unit Values (Continued)


  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
                                                             ------------ ------------ ------------ ------------ ------------
EQ/Putnam Growth and Income Value
---------------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00% (a)
 Unit Value, end of period .................................   $ 128.70    $  138.10     $ 129.34    $  131.12    $  116.22
 Net Assets (000's) ........................................   $  5,405    $   4,972     $  3,622    $   2,229    $     581
 Number of units outstanding, end of period (000's) ........         42           36           28           17            5
 Total Return ..............................................      (6.81)%       6.78%       (1.36)%      12.82%       16.22%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after - Class B 0.60% (a)
 Unit Value, end of period .................................   $ 125.14    $  135.09     $ 127.28    $  129.81    $  115.75
 Net Assets (000's) ........................................   $ 19,897    $  16,616     $ 16,165    $  12,981    $   4,862
 Number of units outstanding, end of period (000's) ........        159          123          127          100           42
 Total Return ..............................................      (7.37)%       6.14%       (1.95)%      12.14%       15.75%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................   $ 123.96    $  134.10     $ 126.60    $  129.37    $  115.59
 Net Assets (000's) ........................................   $    248    $     268     $    253    $     129           --
 Number of units outstanding, end of period (000's) ........          2            2            2            1           --
 Total Return ..............................................      (7.56)%       5.92%       (2.14)%      11.92%       13.87%
Survivorship 2000 - Class B 0.90% (a)
 Unit Value, end of period .................................   $ 123.38    $  133.60     $ 126.25    $  129.15    $  115.52
 Net Assets (000's) ........................................   $  1,974    $   1,870     $  1,768    $   1,292    $     231
 Number of units outstanding, end of period (000's) ........         16           14           14           10            2
 Total Return ..............................................      (7.65)%       5.82%       (2.25)%      11.80%       15.52%
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  87.82    $   94.81     $  89.32          --           --
 Net Assets (000's) ........................................   $  1,405    $     758     $     89           --           --
 Number of units outstanding, end of period (000's) ........         16            8            1           --           --
 Total Return ..............................................      (7.37)%       6.14%       (1.95)%         --           --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  95.74    $  104.15           --           --           --
 Net Assets (000's) ........................................         --           --           --           --           --
 Number of units outstanding, end of period (000's) ........         --           --           --           --           --
 Total Return ..............................................      (8.07)%       5.34%          --           --           --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

Notes to Financial Statements (Continued)

December 31, 2001


8. Accumulation Unit Values (Concluded)

  Shown below is accumulation unit value information for units outstanding throughout the periods indicated. Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% and 1.35% annualized) excludes the effect of expenses of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units.


                                                                                 Years Ended December 31,
                                                             ----------------------------------------------------------------
                                                                  2001         2000         1999         1998         1997
                                                             ------------- ------------ ------------ ------------ -----------
EQ/T. Rowe Price International Stock
------------------------------------
IL Plus Original Series, IL COLI, Incentive Life COLI -
Class B 0.00%
 Unit Value, end of period .................................   $  93.88      $ 120.09    $  147.67    $  111.99     $ 98.50
 Net Assets (000's) ........................................   $ 10,608      $ 11,889    $  11,371    $   4,928     $ 1,182
 Number of units outstanding, end of period (000's) ........        113            99           77           44          12
 Total Return ..............................................     (21.83)%      (18.68)%      31.87%       13.70%      (1.50)%
Incentive Life, Incentive Life 2000, Incentive Life
Plus, Champion 2000, Incentive Life 2000 Sales
1999 and after - Class B 0.60%
 Unit Value, end of period .................................   $  91.28      $ 117.47    $ 145.32     $ 110.87      $ 98.10
 Net Assets (000's) ........................................   $ 36,056      $ 39,235    $  36,621    $  22,728     $11,968
 Number of units outstanding, end of period (000's) ........        395           334          252          205         122
 Total Return ..............................................     (22.30)%      (19.16)%      31.08%       13.01%      (1.90)%
IL Protector - Class B 0.80% (a)
 Unit Value, end of period .................................   $  90.42      $ 116.61    $  144.54    $  110.50     $ 97.97
 Net Assets (000's) ........................................   $    181      $    233    $     289    $     111          --
 Number of units outstanding, end of period (000's) ........          2             2            2            1          --
 Total Return ..............................................     (22.46)%       11.96%        2.73%        8.20%      21.48%
Survivorship 2000 - Class B 0.90%
 Unit Value, end of period .................................   $  90.00      $ 116.18    $  144.16    $  110.31     $ 97.90
 Net Assets (000's) ........................................   $  4,680      $  4,996    $   4,757    $   2,758     $   979
 Number of units outstanding, end of period (000's) ........         52            43           33           25          10
 Total Return ..............................................     (22.53)%     (19.41)%       30.68%       12.67%      (2.10)%
Survivorship Incentive Life - Class B 0.60% (c)
 Unit Value, end of period .................................   $  81.73      $ 105.18    $  130.11           --          --
 Net Assets (000's) ........................................   $  1,308      $    947    $     130           --          --
 Number of units outstanding, end of period (000's) ........         16             9            1           --          --
 Total Return ..............................................     (22.29)%      (19.16)%      30.08%          --          --
Accumulator Life - Class B 1.35% (f)
 Unit Value, end of period .................................   $  79.63      $ 103.27           --           --          --
 Net Assets (000's) ........................................         --            --           --           --          --
 Number of units outstanding, end of period (000's) ........         --            --           --           --          --
 Total Return ..............................................     (22.89)%      (19.77)%         --           --          --

----------
(a)  Units were made available for sale on May 1, 1997.
(b)  Units were made available for sale on August 20, 1997.
(c)  Units were made available for sale on June 4, 1999.
(d)  Units were made available for sale on August 30, 1999.
(e)  Units were made available for sale on May 22, 2000.
(f)  Units were made available for sale on June 22, 2000.
(g)  Units were made available for sale on October 22, 2000.
(h)  Units were made available for sale on October 22, 2001.
(i) A substitution of T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio, occurred on May 18, 2001 (See
     Note 5).
(j) A substitution of Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for EQ/Balanced Portfolio occurred on May 18, 2001 (See Note 5).
(k) A substitution of the BT Equity 500 Index Portfolio for the EQ/Equity 500 Index Portfolio occurred on October 6, 2000 (See Note 5).
(l)  Units were made available for sale on August 1, 1997.
(m)  Units were made available for sale on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2001


9.  Investment Income Ratio

    Shown below is the Investment Income ratio throughout the periods indicated. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.


                                                                               Years Ended December 31,
                                                            --------------------------------------------------------------
                                                               2001         2000         1999         1998         1997
                                                            ----------   ----------   ----------   ----------   ----------
 EQ/Aggressive Stock ....................................   0.49%         0.36%        0.33%        0.45%       0.15%
 EQ/Alliance Common Stock ...............................   2.37%         0.61%        0.59%        0.61%       0.56%
 EQ/Alliance Global .....................................     --          0.17%          --         1.16%       1.95%
 EQ/Alliance Growth and Income ..........................   1.03%         0.94%        0.27%        0.33%       1.01%
 EQ/Alliance Growth Investors ...........................   1.98%         1.81%        1.57%        2.01%       2.51%
 EQ/Alliance High Yield .................................   9.74%        10.46%       10.74%       10.51%       9.62%
 EQ/Alliance Intermediate Government Securities .........   4.25%         5.48%        5.14%        5.11%       5.55%
 EQ/Alliance International ..............................   1.61%         0.45%          --         1.89%       2.81%
 EQ/Alliance Money Market ...............................   3.41%         5.76%        4.74%        5.00%       4.73%
 EQ/Alliance Premier Growth .............................     --          0.93%        0.76%          --          --
 EQ/Alliance Quality Bond ...............................   3.06%         7.32%        5.34%        5.53%       6.22%
 EQ/Alliance Small Cap Growth ...........................   1.04%           --           --         0.01%       0.05%
 EQ/Alliance Technology .................................   0.01%           --           --           --          --
 EQ/AXP New Dimensions ..................................   0.24%         0.40%          --           --          --
 EQ/AXP Strategy Aggressive .............................     --          0.39%          --           --          --
 EQ/Balanced ............................................   2.85%         3.23%        2.75%        2.65%       3.22%
 EQ/Bernstein Diversified Value .........................   1.39%         2.16%          --           --          --
 EQ/Capital Guardian Research ...........................   0.26%         2.11%        0.48%          --          --
 EQ/Capital Guardian US Equity ..........................   0.48%         2.75%        1.56%          --          --
 EQ/Emerging Markets Equity .............................     --          7.80%        1.77%        0.48%       0.87%
 EQ/Equity 500 Index ....................................   1.04%         0.64%        1.12%        1.15%       1.53%
 EQ/Evergreen Omega .....................................   0.01%         0.36%        1.04%          --          --
 EQ/FI Mid Cap ..........................................   0.24%         0.39%          --           --          --
 EQ/FI Small/Mid Cap Value ..............................   0.71%         1.01%        0.18%        0.51%       1.37%
 EQ/Janus Large Cap Growth ..............................   0.01%         0.33%          --           --          --
 EQ/Marsico Focus .......................................     --            --           --           --          --
 EQ/Mercury Basic Value Equity ..........................   3.87%         5.50%        8.01%        6.05%       2.41%
 EQ/MFS Emerging Growth Companies .......................   0.02%         2.02%        2.92%          --        5.91%
 EQ/MFS Investors Trust .................................   0.54%         0.54%        0.92%          --          --
 EQ/MFS Research ........................................   0.11%         0.89%        2.90%        0.37%       2.43%
 EQ/Putnam Growth & Income Value ........................   1.02%         1.05%        7.93%        2.20%       2.02%
 EQ/T. Rowe Price International Stock ...................   0.21%         0.03%        1.88%        1.02%       0.03%

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2001 and December 31, 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
February 6, 2002, except as to Note 15, for which the date is February 28, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2001 AND 2000

                                                                DECEMBER 31  December 31,
                                                                   2001         2000
                                                                ------------ ------------
                                                                       (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value .............   $   23,265.9   $   20,659.4
    Held to maturity, at amortized cost .....................           --            204.6
  Mortgage loans on real estate .............................        4,333.3        4,712.6
  Equity real estate ........................................          875.7        1,017.8
  Policy loans ..............................................        4,100.7        4,034.6
  Other equity investments ..................................          756.6        2,427.2
  Other invested assets .....................................          738.2          765.8
                                                                ------------   ------------
      Total investments .....................................       34,070.4       33,822.0
Cash and cash equivalents ...................................          627.8        2,116.8
Cash and securities segregated, at estimated fair value .....        1,415.2        1,306.3
Broker-dealer related receivables ...........................        1,950.9        1,900.3
Deferred policy acquisition costs ...........................        5,513.7        5,128.8
Intangible assets, net ......................................        3,370.2        3,525.8
Amounts due from reinsurers .................................        2,233.7        2,097.9
Loans to affiliates .........................................          400.0           --
Other assets ................................................        3,754.1        3,787.4
Separate Accounts assets ....................................       46,947.3       51,705.9
                                                                ------------   ------------

TOTAL ASSETS ................................................   $  100,283.3   $  105,391.2
                                                                ============   ============

LIABILITIES
Policyholders' account balances .............................   $   20,939.1   $   20,445.8
Future policy benefits and other policyholders liabilities ..       13,539.4       13,432.1
Broker-dealer related payables ..............................        1,260.7        1,283.0
Customers related payables ..................................        1,814.5        1,636.9
Amounts due to reinsurers ...................................          798.5          730.3
Short-term and long-term debt ...............................        1,475.5        1,630.2
Federal income taxes payable ................................        1,885.0        2,003.3
Other liabilities ...........................................        1,702.0        1,650.7
Separate Accounts liabilities ...............................       46,875.5       51,632.1
Minority interest in equity of consolidated subsidiaries ....        1,776.0        1,820.4
Minority interest subject to redemption rights ..............          651.4          681.1
                                                                ------------   ------------
      Total liabilities .....................................       92,717.6       96,945.9
                                                                ------------   ------------

Commitments and contingencies (Notes 11, 13, 14, 15, 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding ....................................            2.5            2.5
Capital in excess of par value ..............................        4,694.6        4,723.8
Retained earnings ...........................................        2,653.2        3,706.2
Accumulated other comprehensive income ......................          215.4           12.8
                                                                ------------   ------------
      Total shareholder's equity ............................        7,565.7        8,445.3
                                                                ------------   ------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ..................   $  100,283.3   $  105,391.2
                                                                ============   ============

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                    2001          2000          1999
                                                                 ----------    ----------    ----------
                                                                             (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee
  income .....................................................   $  1,342.3    $  1,413.3    $  1,257.5
Premiums .....................................................      1,019.9       1,175.0       1,177.1
Net investment income ........................................      2,404.3       2,751.9       2,815.1
Gain on sale of equity investee ..............................         --         1,962.0          --
Investment losses, net .......................................       (207.3)       (791.8)       (108.2)
Commissions, fees and other income ...........................      3,108.5       2,730.8       2,178.2
                                                                 ----------    ----------    ----------
      Total revenues .........................................      7,667.7       9,241.2       7,319.7
                                                                 ----------    ----------    ----------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ......................................      1,886.9       2,060.3       2,048.6
Interest credited to policyholders' account balances .........        981.7       1,048.5       1,092.8
Compensation and benefits ....................................      1,221.1         809.0       1,020.1
Commissions ..................................................        742.1         779.3         528.7
Distribution plan payments ...................................        488.0         476.0         346.6
Amortization of deferred sales commissions ...................        230.8         219.7         163.9
Interest expense .............................................        102.6         116.3          93.0
Amortization of deferred policy acquisition costs ............        287.9         309.0         380.0
Capitalization of deferred policy acquisition costs ..........       (746.4)       (778.1)       (709.8)
Writedown of deferred policy acquisition costs ...............         --            --           131.7
Rent expense .................................................        156.2         120.1         113.9
Amortization of intangible assets, net .......................        178.2          65.0           4.9
Expenses related to AXA's minority interest acquisition ......         --           493.9          --
Other operating costs and expenses ...........................        845.7         936.7         795.4
                                                                 ----------    ----------    ----------
      Total benefits and other deductions ....................      6,374.8       6,655.7       6,009.8
                                                                 ----------    ----------    ----------

Earnings from continuing operations before Federal
  income taxes and minority interest .........................      1,292.9       2,585.5       1,309.9
Federal income tax expense ...................................       (316.2)       (958.3)       (332.0)
Minority interest in net income of consolidated subsidiaries .       (370.1)       (330.3)       (199.4)
                                                                 ----------    ----------    ----------

Earnings from continuing operations ..........................        606.6       1,296.9         778.5
Earnings from discontinued operations, net of Federal
    income taxes .............................................         43.9          58.6          28.1
Cumulative effect of accounting change, net of Federal
    income taxes .............................................         (3.5)         --            --
                                                                 ----------    ----------    ----------
Net Earnings .................................................   $    647.0    $  1,355.5    $    806.6
                                                                 ==========    ==========    ==========


                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                  2001          2000          1999
                                                               ----------    ----------    ----------
                                                                            (IN MILLIONS)
Common stock, at par value, beginning and end of year ......   $      2.5    $      2.5    $      2.5
                                                               ----------    ----------    ----------

Capital in excess of par value, beginning of year ..........      4,723.8       3,557.2       3,110.2
(Decrease) increase in additional paid in capital in
  excess of par value ......................................        (29.2)      1,166.6         447.0
                                                               ----------    ----------    ----------
Capital in excess of par value, end of year ................      4,694.6       4,723.8       3,557.2
                                                               ----------    ----------    ----------

Retained earnings, beginning of year .......................      3,706.2       2,600.7       1,944.1
Net earnings ...............................................        647.0       1,355.5         806.6
Shareholder dividends paid .................................     (1,700.0)       (250.0)       (150.0)
                                                               ----------    ----------    ----------
Retained earnings, end of year .............................      2,653.2       3,706.2       2,600.7
                                                               ----------    ----------    ----------

Accumulated other comprehensive income (loss),
  beginning of year ........................................         12.8        (392.9)        355.8
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
Accumulated other comprehensive income (loss), end of year .        215.4          12.8        (392.9)
                                                               ----------    ----------    ----------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................   $  7,565.7    $  8,445.3    $  5,767.5
                                                               ==========    ==========    ==========

COMPREHENSIVE INCOME
Net earnings ...............................................   $    647.0    $  1,355.5    $    806.6
                                                               ----------    ----------    ----------
Change in unrealized gains (losses), net of reclassification
   adjustments .............................................        202.6         405.7        (776.9)
Minimum pension liability adjustment .......................         --            --            28.2
                                                               ----------    ----------    ----------
Other comprehensive income (loss) ..........................        202.6         405.7        (748.7)
                                                               ----------    ----------    ----------
COMPREHENSIVE INCOME .......................................   $    849.6    $  1,761.2    $     57.9
                                                               ==========    ==========    ==========












                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999



                                                                               2001          2000          1999
                                                                           -----------    ----------    -----------
                                                                                        (IN MILLIONS)

Net earnings .........................................................     $     647.0    $  1,355.5    $     806.6
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances ...............           981.7       1,048.5        1,092.8
  Universal life and investment-type product
    policy fee income ................................................        (1,342.3)     (1,413.3)      (1,257.5)
  Net change in broker-dealer and customer related
    receivables/payables .............................................           181.0        (422.9)        (119.9)
  Gain on sale of equity investee ....................................            --        (1,962.0)          --
  Investment losses, net .............................................           207.3         791.8          108.2
  Expenses related to AXA's minority interest acquisition ............            --           493.9           --
  Change in deferred policy acquisition costs ........................          (456.5)       (462.4)        (195.2)
  Change in future policy benefits ...................................           (15.1)       (825.6)          23.8
  Change in property and equipment ...................................          (228.5)       (321.0)        (256.3)
  Change in Federal income tax payable ...............................          (231.5)      2,100.2          134.8
  Purchase of segregated cash and securities, net ....................          (108.8)       (610.4)          --
  Other, net .........................................................           485.4         289.3           18.7
                                                                           -----------    ----------    -----------

Net cash provided by operating activities ............................           119.7          61.6          356.0
                                                                           -----------    ----------    -----------

Cash flows from investing activities:
  Maturities and repayments ..........................................         2,454.6       2,525.3        2,512.3
  Sales ..............................................................         9,285.2       8,069.2        7,729.5
  Purchases ..........................................................       (11,833.9)     (9,660.0)     (11,439.5)
  Decrease (increase) in short-term investments ......................           159.6         141.5         (182.0)
  Sale of equity investee ............................................            --         1,580.6           --
  Subsidiary acquisition .............................................            --        (1,480.0)          --
  Loans to affiliates ................................................          (400.0)         --             --
  Other, net .........................................................           (79.4)       (162.1)         (94.0)
                                                                           -----------    ----------    -----------

Net cash (used) provided by investing activities .....................          (413.9)      1,014.5       (1,473.7)
                                                                           -----------    ----------    -----------

Cash flows from financing activities: Policyholders' account balances:
    Deposits .........................................................         3,198.8       2,695.6        2,403.3
    Withdrawals and transfers to Separate Accounts ...................        (2,458.1)     (3,941.8)      (1,818.7)
  Net (decrease) increase in short-term financings ...................          (552.8)        225.2          378.2
  Additions to long-term debt ........................................           398.1            .3             .2
  Shareholder dividends paid .........................................        (1,700.0)       (250.0)        (150.0)
  Proceeds from newly issued Alliance units ..........................            --         1,600.0           --
  Other, net .........................................................           (80.8)         15.6         (183.6)
                                                                           -----------    ----------    -----------

Net cash (used) provided by financing activities .....................        (1,194.8)        344.9          629.4
                                                                           -----------    ----------    -----------

Change in cash and cash equivalents ..................................        (1,489.0)      1,421.0         (488.3)
Cash and cash equivalents, beginning of year .........................         2,116.8         695.8        1,184.1
                                                                           -----------    ----------    -----------

Cash and Cash Equivalents, End of Year ...............................     $     627.8    $  2,116.8    $     695.8
                                                                           ===========    ==========    ===========

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                    CONTINUED

                                         2001       2000       1999
                                       --------   --------   --------
                                                (IN MILLIONS)
Supplemental cash flow information
  Interest Paid ..................     $   82.1   $   97.0   $   92.2
                                       ========   ========   ========
  Income Taxes Paid ..............     $  524.2   $  358.2   $  116.5
                                       ========   ========   ========



                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)      ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and
        40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.2% at December 31, 2001, and together with the Holding Company's economic interest in Alliance exceeds 50%. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for Alliance Units.

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

        Effective January 1, 2002, AXA Client Solutions, LLC ("AXA Client Solutions"), a wholly owned subsidiary of the Holding Company, transferred to the Holding Company all of the outstanding equity in Equitable Life and AXA Distribution. Accordingly, those two companies are now direct, wholly owned subsidiaries of the Holding Company.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation

        The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments (which include only normal recurring adjustments) necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

        All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2001," "2000" and "1999" refer to the years ended December 31, 2001, 2000 and 1999, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

        Closed Block

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2001 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2001 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements

        On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provisions of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operation or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

        The Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation. Prior period reclassifications have been made to include Closed Block assets, liabilities, revenues and expenses on a line-by-line basis as required by SOP 00-3.

        SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 is effective for transfers after March 31, 2001 and is principally applied prospectively. During 2001, no significant transactions were impacted by SFAS No. 140.

        In June 2001, the FASB issued SFAS No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 141 requires all business combinations initiated after June 30, 2001 to be accounted for using only the purchase method. Under SFAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be tested for impairment. Other intangible assets will continue to be amortized over their useful lives and periodically tested for recoverability. Adoption of SFAS No. 142 is required as of January 1, 2002, at which time the amortization of goodwill ceases. Amortization of goodwill and other intangible assets for 2001 was approximately $95.9 million, net of minority interest of $82.3 million, of which $84.7 million, net of minority interest of $72.4 million, related to goodwill. Impairment losses for goodwill and indefinite-lived intangible assets that result from initial application of SFAS No. 142 will be reported as the cumulative effect of a change in accounting principle. Management's preliminary analysis suggests that no impairment of goodwill should result upon adoption of SFAS No. 142. Management will be formally assessing the impairment aspect of implementation of SFAS No. 142 during 2002. SFAS No. 144, effective beginning in first quarter 2002, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of", except for the removal of goodwill from its scope and inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 144 will have no effect on the net earnings of the Company upon its adoption on January 1, 2002.

        Investments

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. Those fixed maturities which the Company has both the ability and the intent to hold to maturity are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

        Net investment income and realized investment gains (losses), net ("investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Recognition of Insurance Income and Related Expenses

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        Deferred Policy Acquisition Costs

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield, excluding policy loans, was 8.0% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        Equitable Life issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. Equitable Life also issues certain variable annuity products that contain a guaranteed minimum income benefit ("GMIB") feature which, if elected by the policyholder upon annuitization after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity that may be in excess of what the contract account value can purchase at current annuity purchase rates. Equitable Life bears the risk that a protracted significant downturn in the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Equitable Life partially reinsures its exposure to the GMDB liability and reinsures approximately 80.0% of its liability exposure resulting from the GMIB feature. GAAP prohibits the recording of reserves for the potential benefit payments resulting from these features.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.37% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $104.2 million and $120.3 million at December 31, 2001 and 2000, respectively. At December

        31, 2001 and 2000, respectively, $1,101.8 million and $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see
        Note 11). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                        2001       2000       1999
                                                      -------    --------   --------
                                                              (IN MILLIONS)
        Incurred benefits related to current year     $  44.0    $   56.1   $  150.7
        Incurred benefits related to prior years.       (10.6)       15.0       64.7
                                                      -------    --------   --------
        Total Incurred Benefits .................     $  33.4    $   71.1   $  215.4
                                                      =======    ========   ========

        Benefits paid related to current year ...     $  10.7    $   14.8   $   28.9
        Benefits paid related to prior years ....        38.8       106.0      189.8
                                                      -------    --------   --------
        Total Benefits Paid .....................     $  49.5    $  120.8   $  218.7
                                                      =======    ========   ========

        Policyholders' Dividends

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2001, participating policies, including those in the Closed Block, represent approximately 19.0% ($38.5 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2001, 2000 and 1999, investment results of such Separate Accounts were (losses) gains of $(2,214.4) million, $8,051.7 million and $6,045.5 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses

        Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which Sanford C. Bernstein & Co., LLC ("SCB"), a wholly owned subsidiary of Alliance, acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges received from shareholders of those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2001 and 2000, respectively, deferred sales commissions totaled $648.2 million and $715.7 million and are included within Other assets.

        Other Accounting Policies

        In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.42 billion have been segregated in a special reserve bank custody account at December 31, 2001 for the exclusive benefit of securities broker dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121. If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period ending October 2002 by allowing the 40.8 million Alliance Units to be sold to the Holding Company at the prevailing market price over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)      INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS       GROSS
                                                     AMORTIZED   UNREALIZED  UNREALIZED   ESTIMATED
                                                       COST        GAINS      LOSSES     FAIR VALUE
                                                    -----------   --------   --------    -----------
                                                                      (IN MILLIONS)
        DECEMBER 31, 2001
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  18,582.9   $  663.5   $  291.7   $  18,954.7
            Mortgage-backed ...................         2,428.7       39.1        5.5       2,462.3
            U.S. Treasury, government and
              agency securities ...............         1,113.5       62.3        1.5       1,174.3
            States and political subdivisions .           138.9        6.8        1.3         144.4
            Foreign governments ...............           143.1       15.6        1.0         157.7
            Redeemable preferred stock ........           379.6       16.5       23.6         372.5
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  22,786.7   $  803.8   $  324.6   $  23,265.9
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      54.9   $    5.8   $    1.6   $      59.1
          Trading securities ..................             4.9         .9        3.4           2.4
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $      59.8   $    6.7   $    5.0   $      61.5
                                                    ===========   ========   ========   ===========


        December 31, 2000
        Fixed Maturities:
          Available for Sale:
            Corporate .........................     $  16,447.6   $  328.1   $  363.8   $  16,411.9
            Mortgage-backed ...................         2,304.5       20.2        7.8       2,316.9
            U.S. Treasury, government and
              agency securities ...............         1,226.4       51.3         .4       1,277.3
            States and political subdivisions .           125.4        4.8        1.1         129.1
            Foreign governments ...............           191.4       17.8        5.3         203.9
            Redeemable preferred stock ........           315.7       13.5        8.9         320.3
                                                    -----------   --------   --------   -----------
        Total Available for Sale ..............     $  20,611.0   $  435.7   $  387.3   $  20,659.4
                                                    ===========   ========   ========   ===========

          Held to Maturity:  Corporate ........     $     204.6   $    6.0   $     .1   $     210.5
                                                    ===========   ========   ========   ===========

        Equity Securities:
          Available for sale ..................     $      31.4   $    2.2   $    4.6   $      29.0
          Trading securities ..................         1,607.1        2.5       46.3       1,563.3
                                                    -----------   --------   --------   -----------
        Total Equity Securities ...............     $   1,638.5   $    4.7   $   50.9   $   1,592.3
                                                    ===========   ========   ========   ===========


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2001 and 2000, securities without a readily ascertainable market value having an amortized cost of $5,368.3 million and $5,079.7 million, respectively, had estimated fair values of $5,453.8 million and $5,093.3 million, respectively.

        The contractual maturity of bonds at December 31, 2001 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                 -------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)
        Due in one year or less................................................  $      369.0       $      371.3
        Due in years two through five..........................................       4,844.7            4,993.8
        Due in years six through ten...........................................       8,263.3            8,422.1
        Due after ten years....................................................       6,501.4            6,643.9
        Mortgage-backed securities.............................................       2,428.7            2,462.3
                                                                                 ------------       ------------
        Total..................................................................  $   22,407.1       $   22,893.4
                                                                                 ============       ============


        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2001, approximately 7.9% of the $22,407.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2001 and 2000 were $695.2 million and $834.7 million, respectively.

        At December 31, 2001, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $170.1 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $31.5 million and $116.9 million at December 31, 2001 and 2000, respectively. Gross interest income on these loans included in net investment income aggregated $3.2 million, $9.7 million and $10.3 million in 2001, 2000 and 1999, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.2 million, $11.0 million and $11.7 million in 2001, 2000 and 1999, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:


                                                                                         DECEMBER 31,
                                                                             --------------       --------------
                                                                                   2001                 2000
                                                                             --------------       --------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......  $        114.2       $        170.9
        Impaired mortgage loans without investment valuation allowances....            30.6                  5.8
                                                                             --------------       --------------
        Recorded investment in impaired mortgage loans.....................           144.8                176.7
        Investment valuation allowances....................................           (19.2)               (45.7)
                                                                             --------------       --------------
        Net Impaired Mortgage Loans........................................  $        125.6       $        131.0
                                                                             ==============       ==============

        During 2001, 2000 and 1999, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $169.8 million and $178.8 million. Interest income recognized on these impaired mortgage loans totaled $7.2 million, $12.4 million and $15.3 million ($.4 million, $.5 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2001 and 2000, the carrying value of equity real estate held for sale amounted to $216.6 million and $587.0 million, respectively. For 2001, 2000 and 1999, respectively, real estate of $64.8 million, $21.6 million and $20.5 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned $376.5 million and $364.2 million, respectively, of real estate acquired in satisfaction of debt of which $11.1 million and $21.3 million, respectively, are held as real estate joint ventures.

        Accumulated depreciation on real estate was $160.3 million and $209.9 million at December 31, 2001 and 2000, respectively. Depreciation expense on real estate totaled $16.1 million, $21.7 million and $22.5 million for 2001, 2000 and 1999, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:


                                                                          2001               2000                1999
                                                                     -------------       ------------       ------------
                                                                                         (IN MILLIONS)
                Balances, beginning of year........................  $       126.2       $      177.9       $      257.2
                Additions charged to income........................           40.0               68.2               83.1
                Deductions for writedowns and
                  asset dispositions...............................          (78.6)            (119.9)            (162.4)
                                                                     -------------       ------------       ------------
                Balances, End of Year..............................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

                Balances, end of year comprise:
                  Mortgage loans on real estate....................  $        19.3       $       50.5       $       32.1
                  Equity real estate...............................           68.3               75.7              145.8
                                                                     -------------       ------------       ------------
                Total..............................................  $        87.6       $      126.2       $      177.9
                                                                     =============       ============       ============

4)      JOINT VENTURES AND PARTNERSHIPS

        Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures and in limited partnership interests accounted for under the equity method with a total carrying value of $883.9 million and $1,037.2 million, respectively, at December 31, 2001 and 2000. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(37.4) million, $242.2 million and $89.1 million, respectively, for 2001, 2000 and 1999.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (10 and 14 individual ventures at December 31, 2001 and 2000, respectively) and the Company's carrying value and equity in net (losses) earnings for those real estate joint ventures and limited partnership interests:


                                                                              DECEMBER 31,
                                                                          --------   --------
                                                                            2001       2000
                                                                          --------   --------
                                                                             (IN MILLIONS)
        BALANCE SHEETS
        Investments in real estate, at depreciated cost .............     $  570.5   $  657.7
        Investments in securities, generally at estimated fair value         255.7      226.6
        Cash and cash equivalents ...................................         23.7       34.5
        Other assets ................................................         39.4       63.5
                                                                          --------   --------
        Total Assets ................................................     $  889.3   $  982.3
                                                                          ========   ========

        Borrowed funds - third party ................................     $  269.6   $   53.8
        Borrowed funds - the Company ................................         --         12.9
        Other liabilities ...........................................         20.3       22.5
                                                                          --------   --------
        Total liabilities ...........................................        289.9       89.2
                                                                          --------   --------

        Partners' capital ...........................................        599.4      893.1
                                                                          --------   --------
        Total Liabilities and Partners' Capital .....................     $  889.3   $  982.3
                                                                          ========   ========

        The Company's carrying value in these entities included above     $  188.2   $  214.6
                                                                          ========   ========



                                                              2001       2000        1999
                                                            -------    --------    --------
                                                                     (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures ........     $  95.6    $  147.6    $  180.5
        Revenues of other limited partnership interests        29.8        16.5        85.0
        Interest expense - third party ................       (11.5)      (17.0)      (26.6)
        Interest expense - the Company ................         (.7)       (2.0)       (2.5)
        Other expenses ................................       (58.2)      (88.0)     (133.0)
                                                            -------    --------    --------
        Net Earnings ..................................     $  55.0    $   57.1    $  103.4
                                                            =======    ========    ========

        The Company's equity in net earnings of these
          entities included above .....................     $  13.2    $   17.8    $    9.5
                                                            =======    ========    ========

5)      NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                             2001          2000          1999
                                          ----------    ----------    ----------
                                                      (IN MILLIONS)
        Fixed maturities ............     $  1,662.4    $  1,761.8    $  1,811.8
        Mortgage loans on real estate          361.6         387.1         398.7
        Equity real estate ..........          166.2         207.2         271.5
        Other equity investments ....          (50.4)        138.2         168.4
        Policy loans ................          268.2         258.3         246.8
        Other investment income .....          213.4         208.2         166.4
                                          ----------    ----------    ----------

          Gross investment income ...        2,621.4       2,960.8       3,063.6
          Investment expenses .......         (217.1)       (208.9)       (248.5)
                                          ----------    ----------    ----------

        Net Investment Income .......     $  2,404.3    $  2,751.9    $  2,815.1
                                          ==========    ==========    ==========

        Investment (losses) gains including changes in the valuation allowances follow:

                                                     2001        2000        1999
                                                   --------    --------    --------
                                                             (IN MILLIONS)

        Fixed maturities .....................     $ (225.2)   $ (795.0)   $ (294.9)
        Mortgage loans on real estate ........        (11.4)      (18.0)       (1.9)
        Equity real estate ...................         34.5         1.6       (15.8)
        Other equity investments .............        (13.0)      (23.4)       92.9
        Issuance and sales of Alliance Units .         (2.3)        3.9         5.5
        Issuance and sales of DLJ common stock         --          38.8       106.0
        Other ................................         10.1          .3        --
                                                   --------    --------    --------
         Investment Losses, Net ..............     $ (207.3)   $ (791.8)   $ (108.2)
                                                   ========    ========    ========



        Writedowns of fixed maturities amounted to $287.5 million, $635.5 million and $226.5 million for 2001, 2000 and 1999, respectively, including $499.2 million in fourth quarter 2000.

        For 2001, 2000 and 1999, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,372.3 million, $7,685.5 million and $7,782.7 million. Gross gains of $156.2 million, $79.7 million and $76.2 million and gross losses of $115.9 million, $220.9 million and $220.2 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2001, 2000 and 1999 amounted to $429.5 million, $954.5 million and $(1,668.8)
        million, respectively.

        In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $25.0 million and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $2.4 million and $1,563.3 million and costs of $4.9 million and $1,607.1 million at December 31, 2001 and 2000, respectively.

        For 2001, 2000 and 1999, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $96.7 million, $110.6 million and $131.5 million, respectively.

        Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:


                                                                  2001        2000        1999
                                                                --------    --------    ----------
                                                                         (IN MILLIONS)

        Balance, beginning of year ........................     $   12.9    $ (392.8)   $    384.1
        Changes in unrealized investment (losses) gains ...        436.0       979.7      (1,821.3)
        Changes in unrealized investment losses (gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (48.6)      (18.3)         25.0
            DAC ...........................................        (71.6)     (262.1)        493.1
            Deferred Federal income taxes .................       (113.2)     (293.6)        526.3
                                                                --------    --------    ----------
        Balance, End of Year ..............................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities ..............................     $  496.0    $   65.9    $   (904.6)
            Other equity investments ......................          4.3        (2.3)        (22.2)
            Other .........................................         (1.9)       (1.2)          9.4
                                                                --------    --------    ----------
              Total .......................................        498.4        62.4        (917.4)
          Amounts of unrealized investment (losses) gains
            attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend obligation
              and other ...................................        (63.9)      (15.3)          3.0
              DAC .........................................        (99.9)      (28.3)        233.8
              Deferred Federal income taxes ...............       (119.1)       (5.9)        287.8
                                                                --------    --------    ----------
        Total .............................................     $  215.5    $   12.9    $   (392.8)
                                                                ========    ========    ==========


        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)      ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)

        Unrealized gains (losses) on investments .......................    $   215.5    $    12.9    $   (392.8)
        Minimum pension liability ......................................          (.1)         (.1)          (.1)
                                                                            ---------    ---------    ----------
        Total Accumulated Other

          Comprehensive Income (Loss) ..................................    $   215.4    $    12.8    $   (392.9)
                                                                            =========    =========    ==========




        The components of other comprehensive income (loss) for the past three years follow:

                                                                               2001         2000         1999
                                                                            ---------    ---------    ----------
                                                                                       (IN MILLIONS)
        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period ..................................................   $   525.2    $   191.0    $ (1,625.6)
          (Gains) losses reclassified into net earnings
            during the period ...........................................       (89.2)       788.7        (195.7)
                                                                            ---------    ---------    ----------
        Net unrealized gains (losses) on investments ....................       436.0        979.7      (1,821.3)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes .......................      (233.4)      (574.0)      1,044.4
                                                                            ---------    ---------    ----------

        Change in unrealized gains (losses), net of
            adjustments .................................................       202.6        405.7        (776.9)
        Change in minimum pension liability .............................        --           --            28.2
                                                                            ---------    ---------    ----------

        Total Other Comprehensive Income (Loss) .........................   $   202.6    $   405.7    $   (748.7)
                                                                            =========    =========    ==========

7)      CLOSED BLOCK

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Summarized financial information for the Closed Block is as follows:

                                                                         DECEMBER 31,  December 31,
                                                                             2001         2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances
           and other ................................................     $  9,049.9   $  9,026.4
        Other liabilities ...........................................           53.6         35.6
                                                                          ----------   ----------
        Total Closed Block liabilities ..............................        9,103.5      9,062.0
                                                                          ----------   ----------

        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
        (amortized
          cost of $4,600.4 and $4,373.5) ............................        4,705.7      4,408.0
        Mortgage loans on real estate ...............................        1,514.4      1,581.8
        Policy loans ................................................        1,504.4      1,557.7
        Cash and other invested assets ..............................          141.0        174.7
        Other assets ................................................          214.7        238.9
                                                                          ----------   ----------
         Total assets designated to the Closed Block ................        8,080.2      7,961.1
                                                                          ----------   ----------


        Excess of Closed Block liabilities over assets designated to
           the Closed Block .........................................        1,023.3      1,100.9
        Amounts included in accumulated other comprehensive income:
             Net unrealized investment gains, net of deferred Federal
               income tax of $20.4 and $12.2 ........................           37.8         22.7
                                                                          ----------   ----------


        Maximum Future Earnings To Be Recognized From Closed Block

           Assets and Liabilities ...................................     $  1,061.1   $  1,123.6
                                                                           ==========   ==========

        Closed Block revenues and expenses were as follows:

                                                        2001          2000          1999
                                                     ----------    ----------    ----------
                                                                 (IN MILLIONS)

        REVENUES:
        Premiums and other income ..............     $    571.5    $    594.7    $    619.1
        Investment income (net of investment
        expenses of $3.0, $8.1, and $15.8) .....          583.5         578.7         574.2
        Investment losses, net .................          (42.3)        (35.8)        (11.3)
                                                     ----------    ----------    ----------
        Total revenues .........................        1,112.7       1,137.6       1,182.0
                                                     ----------    ----------    ----------

        BENEFITS AND
        OTHER DEDUCTIONS:
        Policyholders' benefits and dividends ..        1,009.3       1,025.2       1,024.7
        Other operating costs and expenses .....            4.7           5.2           5.5
                                                     ----------    ----------    ----------
        Total benefits and other deductions ....        1,014.0       1,030.4       1,030.2
                                                     ----------    ----------    ----------

        Net revenues before Federal income taxes           98.7         107.2         151.8
        Federal income taxes ...................          (36.2)        (38.2)        (60.3)
                                                     ----------    ----------    ----------
        Net Revenues ...........................     $     62.5    $     69.0    $     91.5
                                                     ==========    ==========    ==========

        Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                DECEMBER 31,
                                                                            ------------------
                                                                              2001       2000
                                                                            -------    -------
                                                                               (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances ..     $  26.7    $  26.7
        Impaired mortgage loans without investment valuation allowances         6.5        4.0
                                                                            -------    -------
        Recorded investment in impaired mortgages .....................        33.2       30.7
        Investment valuation allowances ...............................        (5.8)      (8.7)
                                                                            -------    -------
        Net Impaired Mortgage Loans ...................................     $  27.4    $  22.0
                                                                            =======    =======

        During 2001, 2000 and 1999, the Closed Block's average recorded investment in impaired mortgage loans was $30.8 million, $31.0 million and $37.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.2 million, $2.0 million and $3.3 million ($.1 million, $.1 million and $.3 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        Valuation allowances amounted to $5.7 million and $9.1 million on mortgage loans on real estate and $9.8 million and $17.2 million on equity real estate at December 31, 2001 and 2000, respectively. Writedowns of fixed maturities amounted to $30.8 million and $27.7 million for 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:


                                                                                 DECEMBER 31,
                                                                          -----------------------
                                                                             2001        2000
                                                                          ----------   ----------
                                                                                (IN MILLIONS)
        BALANCE SHEETS
        Mortgage loans on real estate ...............................     $    160.3   $    330.9
        Equity real estate ..........................................          252.0        350.9
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $542.9 and $321.5) .....................          559.6        336.5
        Other equity investments ....................................           22.3         43.1
        Other invested assets .......................................             .4          1.9
                                                                          ----------   ----------
          Total investments .........................................          994.6      1,063.3
        Cash and cash equivalents ...................................           41.1         84.3
        Other assets ................................................          152.6        148.8
                                                                          ----------   ----------
        Total Assets ................................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

        Policyholders liabilities ...................................     $    932.9   $    966.8
        Allowance for future losses .................................          139.9        159.8
        Other liabilities ...........................................          115.5        169.8
                                                                          ----------   ----------
        Total Liabilities ...........................................     $  1,188.3   $  1,296.4
                                                                          ==========   ==========

                                                               2001       2000        1999
                                                            --------    --------    --------
                                                                      (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $25.3, $37.0 and $49.3) .........     $   91.6    $  102.2    $   98.7
        Investment gains (losses), net ................         33.6        (6.6)      (13.4)
        Policy fees, premiums and other income ........           .2          .7          .2
                                                            --------    --------    --------
        Total revenues ................................        125.4        96.3        85.5

        Benefits and other deductions .................        100.7       106.9       104.8
        Earnings credited (losses charged) to allowance
          for future losses ...........................         24.7       (10.6)      (19.3)
                                                            --------    --------    --------
        Pre-tax loss from operations ..................         --          --          --
        Pre-tax earnings from releasing the allowance
          for future losses ...........................         46.1        90.2        43.3
        Federal income tax expense ....................         (2.3)      (31.6)      (15.2)
                                                            --------    --------    --------
        Earnings from
          Discontinued Operations .....................     $   43.8    $   58.6    $   28.1
                                                            ========    ========    ========

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Valuation allowances of $4.8 million and $2.9 million on mortgage loans on real estate and $5.0 million and $11.4 million on equity real estate were held at December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, discontinued operations' average recorded investment in impaired mortgage loans was $32.2 million, $11.3 million and $13.8 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $.9 million and $1.7 million ($1.0 million, $.5 million and $.0 million recognized on a cash basis) for 2001, 2000 and 1999, respectively.

        At December 31, 2001 and 2000, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $7.4 million and $4.5 million, respectively.

        In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:


                                                                   DECEMBER 31,
                                                             -----------------------
                                                                2001         2000
                                                             ----------   ----------
                                                                   (IN MILLIONS)
        Short-term debt ................................     $    229.6   $    782.2
                                                             ----------   ----------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95%, due 2005 ...............          399.7        399.6
          Surplus notes, 7.70%, due 2015 ...............          199.7        199.7
          Other ........................................             .2           .4
                                                             ----------   ----------

              Total Equitable Life .....................          599.6        599.7
                                                             ----------   ----------

        Alliance:
          Senior Notes, 5.625%, due 2006 ...............          398.0       --
                                                             ----------   ----------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017          248.3        248.3
                                                             ----------   ----------
        Total long-term debt ...........................        1,245.9        848.0
                                                             ----------   ----------

        Total Short-term and Long-term Debt ............     $  1,475.5   $  1,630.2
                                                             ==========   ==========

        Short-term Debt

        Equitable Life has a $350.0 million 5-year bank credit facility and a $250.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 2.09% to 4.75%. There were no amounts outstanding under these credit facilities at December 31, 2001.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $600.0 million bank credit facilities. At December 31, 2001, there were no amounts outstanding under this program.

        Equitable Life has an $18.4 million line of credit available relating to reinsurance of which no amounts were outstanding at December 31, 2001.

        During 1998, Alliance increased its commercial paper program to $425.0 million and entered into a $425.0 million five-year revolving credit facility with a group of commercial banks to provide back-up liquidity for the commercial paper program. Under the credit facility, the interest rate, at the option of the borrower, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. Borrowings under the credit facility and the commercial paper program may not exceed $425.0 million in the aggregate. In July 1999, Alliance entered into a $200.0 million three-year revolving credit facility with a group of commercial banks. During October 2000, Alliance entered into a $250.0 million two-year revolving credit facility. The terms of the $200.0 million and $250.0 million credit facilities are generally similar to the $425.0 million credit facility. The revolving credit facilities will be used to fund commission payments to financial intermediaries for the sale of Back-End Load Shares under Alliance's mutual fund distribution system, capital expenditures and for general working capital purposes. The revolving credit facilities contain covenants which, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2001. At December 31, 2001, Alliance had commercial paper outstanding totaling $198.2 million at an effective interest rate of 1.9%; there were no borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2001, $24.9 million at an effective interest rate of 1.9% was outstanding under the ECN program.

        Long-term Debt

        Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2001, the Company is in compliance with all debt covenants.

        At December 31, 2001 and 2000, respectively, the Company has pledged real estate of $314.5 million and $298.8 million as collateral for certain long-term debt.

        At December 31, 2001, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.5 million for 2002, $400.0 million for 2005, $400.0 million for 2006 and $200.0 million thereafter.

        In August 2001, Alliance issued $400.0 million 5.625% notes due 2006 in a public offering and are redeemable at any time. The registration statement filed with the SEC allows for the issuance of up to $600.0 million in senior debt securities. The proceeds were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                    2001        2000       1999
                                                  --------    --------   --------
                                                           (IN MILLIONS)
        Federal income tax expense (benefit):
          Current ...........................     $  (38.2)   $  820.6   $  174.0
          Deferred ..........................        354.4       137.7      158.0
                                                  --------    --------   --------
        Total ...............................     $  316.2    $  958.3   $  332.0
                                                  ========    ========   ========

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                       2001        2000        1999
                                                     --------    --------    --------
                                                             (IN MILLIONS)
        Expected Federal income tax expense ....     $  452.5    $  904.9    $  458.4
        Minority interest ......................       (126.9)     (117.9)      (47.8)
        Non deductible stock option compensation
          expense ..............................         --          34.4        --
        Subsidiary gains .......................         --         161.4       (37.1)
        Adjustment of tax audit reserves .......        (28.2)       17.9        27.8
        Equity in unconsolidated subsidiaries ..         --         (48.7)      (64.0)
        Other ..................................         18.8         6.3        (5.3)
                                                     --------    --------    --------
        Federal Income Tax Expense .............     $  316.2    $  958.3    $  332.0
                                                     ========    ========    ========

        The components of the net deferred Federal income taxes are as follows:


                                                       DECEMBER 31, 2001                  December 31, 2000
                                                 --------------   ------------      ------------      -----------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                 --------------   ------------      ------------      -----------
                                                                           (IN MILLIONS)
        Compensation and related benefits......  $      --        $       92.0      $       --        $      79.7
        Other..................................         --                  .1               4.9             --
        DAC, reserves and reinsurance..........         --             1,020.1              --              733.0
        Investments............................         --               333.3              --              229.2
                                                 --------------   ------------      ------------      -----------
        Total..................................  $      --        $    1,445.5      $        4.9      $   1,041.9
                                                 ==============   ============      ============      ===========

       At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                   2001               2000                1999
                                                              -------------       ------------       ------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       291.7       $      403.3       $       83.2
        Investments........................................           42.1             (140.7)               3.2
        Compensation and related benefits..................           15.7              (96.4)              21.0
        Other..............................................            4.9              (28.5)              50.6
                                                             -------------       ------------       ------------
        Deferred Federal Income Tax
          Expense..........................................  $       354.4       $      137.7       $      158.0
                                                             =============       ============       ============

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                                  2001               2000                1999
                                                            -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       990.0       $    1,103.8       $    1,039.5
        Reinsurance assumed................................          203.0              194.2              206.7
        Reinsurance ceded..................................         (173.1)            (123.0)             (69.1)
                                                             -------------       ------------       ------------
        Premiums...........................................  $     1,019.9       $    1,175.0       $    1,177.1
                                                             =============       ============       ============

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        86.9       $       92.1       $       69.7
                                                             =============       ============       ============
        Policyholders' Benefits Ceded......................  $       370.3       $      239.2       $      155.6
                                                             =============       ============       ============
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.4       $       46.5       $       38.5
                                                             =============       ============       ============


        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2001 and 2000, respectively, reinsurance recoverables related to insurance contracts amounting to $2,233.7 million and $2,098.0 million, of which $1,060.4 million and $1,009.1 million relates to one specific reinsurer, are included in Other assets and reinsurance payables related to insurance contracts amounting to $798.5 million and $730.3 million are included in Other liabilities in the consolidated balance sheets.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $444.2 million and $487.7 million at December 31, 2001 and 2000, respectively.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2001 and 2000 were $540.2 million and $515.0 million, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit follow:

                                                                  2001               2000                1999
                                                             -------------       ------------       ------------
                                                                                 (IN MILLIONS)
        Service cost.......................................  $        32.1       $       29.5       $       36.7
        Interest cost on projected benefit obligations.....          128.8              124.2              131.6
        Expected return on assets..........................         (218.7)            (223.2)            (189.8)
        Net amortization and deferrals.....................             .1                (.6)               7.5
                                                             -------------       ------------       ------------
        Net Periodic Pension Credit........................  $       (57.7)      $      (70.1)      $      (14.0)
                                                             ============        ============       ============

        The projected benefit obligations under the pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)


        Benefit obligations, beginning of year.................................  $    1,712.6       $    1,659.6
        Service cost...........................................................          27.1               24.5
        Interest cost..........................................................         128.8              124.2
        Actuarial losses (gains)...............................................          64.4               13.4
        Benefits paid..........................................................        (120.6)            (109.1)
                                                                                 ------------       ------------
        Benefit Obligation, End of Year........................................  $    1,812.3       $    1,712.6
                                                                                 ============       ============

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                 -------------------------------
                                                                                     2001                2000
                                                                                 ------------       ------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,112.0       $    2,341.6
        Actual return on plan assets...........................................        (148.0)            (115.9)
        Contributions..........................................................          --                 --
        Benefits paid and fees.................................................        (126.1)            (113.7)
                                                                                 ------------       ------------
        Plan assets at fair value, end of year.................................       1,837.9            2,112.0
        Projected benefit obligations..........................................       1,812.3            1,712.6
                                                                                 ------------       ------------
        Excess of plan assets over projected benefit obligations...............          25.6              399.4
        Unrecognized prior service cost........................................         (46.3)               1.2
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................         550.1               71.3
        Unrecognized net asset at transition...................................          (1.6)              (1.9)
                                                                                 ------------       ------------
        Prepaid Pension Cost, Net..............................................  $      527.8       $      470.0
                                                                                 ============       ============

        The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $16.7 million and $13.5 million at December 31, 2001 and 2000, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $49.7 million and $28.7 million, respectively, at December 31, 2001 and $38.9 million and $32.9 million, respectively, at December 31, 2000.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.25% and 7.19%, respectively, at December 31, 2001 and 7.75% and 7.19%, respectively, at December 31, 2000. As of January 1, 2001 and 2000, the expected long-term rate of return on assets for the retirement plan was 10.25% and 10.5%, respectively.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $27.3 million, $28.7 million and $30.2 million for 2001, 2000 and 1999, respectively.

        Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund open market purchases of Alliance Holding units or money market funds in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $58.1 million, $29.8 million and $13.8 million for 2001, 2000 and 1999, respectively (including $34.6 million and $6.8 million for 2001 and 2000, respectively, relating to the Bernstein deferred compensation plan).

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

        As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2001 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $6,675.0 million and $.3 million, respectively, at December 31, 2001. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2001 of $13.6 million. At December 31, 2001 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

        All gains and losses on derivative financial instruments utilized by the Company in 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. Gross gains and gross losses recognized on derivative positions was $27.5 million and $4.6 million, respectively, for 2001.

        Fair Value of Financial Instruments

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2001 and 2000.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2001                               2000
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)
        Consolidated:
        Mortgage loans on real estate..........  $    4,333.3     $     4,438.7     $     4,712.6     $    4,767.0
        Other limited partnership interests....         701.9             701.9             834.9            834.9
        Policy loans...........................       4,100.7           4,476.4           4,034.6          4,290.0
        Policyholders' account balances -
          investment contracts.................      12,256.4          12,514.0          11,488.8         11,663.8
        Long-term debt.........................       1,245.9           1,280.6             848.0            847.5

        Closed Block:
        Mortgage loans on real estate..........  $    1,514.4     $     1,532.6     $     1,581.8     $    1,582.6
        Other equity investments...............          24.4              24.4              34.4             34.4
        Policy loans...........................       1,504.4           1,664.8           1,557.7          1,667.6
        SCNILC liability.......................          18.2              18.1              20.2             20.1

        Discontinued Operations:
        Mortgage loans on real estate..........  $      160.3     $       171.6     $       330.9     $      347.7
        Fixed maturities.......................         559.6             559.6             336.5            336.5
        Other equity investments...............          22.3              22.3              43.1             43.1
        Guaranteed interest contracts..........          18.8              16.1              26.4             23.4
        Long-term debt.........................         101.7             101.7             101.8            101.7

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2001, these arrangements included commitments by the Company, under certain conditions, to make capital contributions of up to $8.5 million to affiliated real estate joint ventures and to provide equity financing to certain limited partnerships of $274.9 million. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $10.5 million of letters of credit outstanding at December 31, 2001.

        The Company entered into continuity agreements with certain executives of the Company in connection with AXA's minority interest acquisition. The remaining continuity agreements generally provide cash severance payments ranging from 1.5 times to 2 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements. In connection with cost reduction programs initiated in 2001, expenses related to continuity agreements, severance, benefits and outplacement were recorded, totaling $126.1 million related to the home office initiative and $24.5 million related to the field restructuring initiative. At December 31, 2001, in the event the remaining covered executives' employment terminates under the circumstances described above, cash severance payments that would be payable under these continuity agreements approximate $30.0 million.

15)     LITIGATION

        A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following five paragraphs.

        In January 1996, an amended complaint was filed in an action entitled Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company in the United States District Court for the Southern District of Florida. The action was brought by two individuals who purchased variable life insurance policies. The plaintiffs purport to represent a nationwide class consisting of all persons who purchased variable life insurance policies from Equitable Life and EVLICO between September 30, 1991 and January 3, 1996. The amended complaint alleges that Equitable Life's and EVLICO's agents were trained not to disclose fully that the product being sold was life insurance. Plaintiffs allege violations of the Federal securities laws and seek rescission of the contracts or compensatory damages and attorneys' fees and expenses. Equitable Life and EVLICO have answered the amended complaint, denying the material allegations and asserting certain affirmative defenses. In May 1999, the Magistrate Judge issued a Report and Recommendation recommending that the District Judge deny Equitable Life's and EVLICO's motion for summary judgment and grant plaintiffs' motion for class certification. In July 1999, Equitable Life and EVLICO filed Objections to the Report and Recommendation and urged that the District Judge reject the Magistrate's recommendations and grant Equitable Life's and EVLICO's motion for summary judgment and deny plaintiffs' motion for class certification. In October 2000, the District Judge affirmed the Magistrate's

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        Report and Recommendation and, accordingly, denied Equitable Life's and
        EVLICO's motion for summary judgment and granted plaintiffs' motion for class certification. In May 2001, with permission of the United States Court of Appeals for the Eleventh Circuit, Equitable Life and EVLICO appealed the District Court's order. Oral argument is scheduled for March 2002.

        In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan, (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs.

        In June 2000, an action entitled Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Superior Court of California, County of San Diego. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The named plaintiff purports to act as a private attorney general on behalf of the general public of the State of California under California consumer protection statutes and also asserts individual common-law claims. On behalf of the named plaintiff and the general public, the complaint asserts claims for unlawful, unfair or fraudulent business acts and practices and for false or misleading advertising. On behalf of the named plaintiff alone, the complaint alleges claims for fraud, fraudulent concealment and deceit, negligent misrepresentation and negligence. The complaint seeks injunctive relief, restitution for members of the general public of the State of California who have been harmed by defendants' conduct, compensatory and punitive damages on behalf of the named plaintiff, and attorneys' fees, costs and expenses. In July 2000, the defendants removed the case to the United States District Court for the Southern District of California and filed a motion to dismiss the complaint. In October 2000, the District Court granted defendants' motion to dismiss the action. In November 2000, the plaintiff appealed; the appeal is fully briefed.

        In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, the defendants filed a motion to dismiss the new action.

        Between June 2000 and December 2001 twelve lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 70 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and various present and former individual sales agents associated with Equitable Life, EVLICO and/or EOC. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in discovery in each of the pending actions.

        In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint.

        On September 12, 1997, the United States District Court for the Northern District of Alabama, Southern Division, entered an order certifying James Brown as the representative of a class consisting of "[a]ll African-Americans who applied but were not hired for, were discouraged from applying for, or would have applied for the position of Sales Agent in the absence of the discriminatory practices, and/or procedures in the [former] Southern Region of AXA Financial from May 16, 1987 to the present." The second amended complaint in James W. Brown, on behalf of others similarly situated v. The Equitable Life Assurance Society of the United States alleges, among other things, that Equitable Life discriminated on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs sought a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, pursuant to which the parties reached a proposed settlement agreement in November 2000. In connection therewith, the case was dismissed in the United States District Court for the Northern District of Alabama, Southern Division and refiled in the United States District Court for the Northern District of Georgia, Atlanta Division. The final settlement required notice to be given to class members and was subject to court approval. A hearing was held in January 2002 and thereafter, an order was entered approving the settlement.

        In November 1997, an amended complaint was filed in Peter Fischel, et al. v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Oral argument on this appeal was heard in November 2001. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. Equitable Life answered the complaint in June 2001. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty.

        A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001.

        In September 1999, a complaint was filed in an action entitled R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al. in the Chancery Court of the State of Delaware. The action was brought on behalf of a purported class of owners of limited partnership units of Alliance Capital Management Holding L.P. ("Alliance Holding") challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, four Alliance Holding executives, the general partner of Alliance Holding and Alliance, which is a wholly owned indirect subsidiary of Equitable Life, and Alliance, which is the operating partnership whose units are not publicly traded. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege, inter alia, inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding. The complaint seeks, inter alia, payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that, inter alia, the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants other than Robert H. Joseph, Jr., filed an answer to the amended complaint denying the material allegations contained therein. In lieu of joining in the answer to the amended complaint, Mr. Joseph filed a motion to dismiss in September 2000. In November 2000, defendants, other than Mr. Joseph, filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. In April 2001, the Chancery Court issued a decision granting in part and denying in part defendants' motion to dismiss; the claim alleging that the partnership agreement of Alliance Holding was not validly amended was one of the claims dismissed. In October 2001, a memorandum of understanding was executed, setting forth the terms of a settlement in principle, and in December 2001, a stipulation of settlement was filed with the Delaware Court of Chancery. The settlement is subject to a number of conditions, including preparation of definitive documentation and approval, after a hearing, by the Delaware Court of Chancery.

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of AXA Financial common stock that it did not already own, the following fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery: Fred Buff v. AXA Financial, Inc., et al., Sarah Wolhendler v. Claude Bebear, et al.; Jerome and Selma Stone v. AXA Financial, Inc., et al.; Louis Deranieri
        v. AXA Financial, Inc., et al.; Maxine Phillips v. AXA Financial, Inc., et al.; Ruth Ravnitsky v. AXA Financial, Inc., et al.; Richard Kager v. AXA Financial, Inc., et al.; Mortimer Cohen v. AXA Financial, Inc., et al.; Lee Koneche, et al. v. AXA Financial, Inc., et al.; Denver Employees Retirement Plan v. AXA Financial, Inc., et al.; Harry Hoffman
        v. AXA Financial, Inc., et al.; Joseph Villari v. AXA Financial, Inc., et al.; Max Boimal v. AXA Financial, Inc., et al.; and Jay Gottlieb v. AXA Financial, Inc., et al. AXA Financial, AXA, and directors and/or officers of AXA Financial are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of AXA Financial common stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of AXA Financial. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. The Delaware suits have been consolidated under the name In re AXA Financial, Inc. Shareholders Litigation. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action; it is captioned Harbor Finance Partners v. AXA Financial, Inc., et al. In December 2000, the parties to the Delaware suits reached a proposed agreement for settlement and executed a memorandum of understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. In November 2001, the parties filed a stipulation of settlement with the Delaware Court of Chancery. The settlement, which does not involve any payment by AXA Financial, is subject to conditions, including approval, after a hearing, by the Delaware Court of Chancery. The hearing on the settlement is scheduled for March 2002.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits were filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. These actions are captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe
        L. Roby, et al. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. Named as defendants are AXA Financial, DLJ and the DLJ directors. The complaints assert claims for breaches of fiduciary duties, for violation of class members' voting rights under 8 Del. C. ss.242, and for breach of implied contractual promise, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in the United States District Court, Southern District of New York, captioned Siamac Sedighim
        v. Donaldson, Lufkin & Jenrette, Inc., et al. This action challenges the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the sale of DLJ (with respect to all other claims). Named as defendants are AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, Credit Suisse Group, Diamond Acquisition Corp., and DLJ's directors. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. In February 2001, defendants moved to dismiss the complaint and in October 2001, the court granted defendants' motion, dismissing all claims based on Federal law with prejudice and dismissing all claims based on state law on jurisdictional grounds, and entered judgment for the defendants. The plaintiffs did not file a notice of appeal, and their time to appeal has expired.

        In April 2001, a putative class action entitled David Uhrik v. Credit Suisse First Boston (USA), Inc., et al. was filed in Delaware Court of Chancery on behalf of the holders of CSFBdirect tracking stock (formerly known as DLJdirect tracking stock). Named defendants include AXA Financial, Credit Suisse First Boston (USA), Inc., the former directors of DLJ and the directors of Credit Suisse First Boston (USA), Inc. The complaint challenges the sale of DLJ common stock as well as the March 2001 offer by Credit Suisse to purchase the publicly owned CSFBdirect tracking stock for $4 per share and asserts claims for breaches of fiduciary duties and breach of contract. Plaintiffs seek injunctive relief, an unspecified amount of compensatory damages, and costs and expenses, including attorneys' fees. The Uhrik action, along with the actions captioned Irvin Woods, et al. v. Joe L. Roby, et al.; Thomas Rolle v. Joe L. Roby, et al.; Andrew Loguercio v. Joe L. Roby, et al.; and Robert Holschen v. Joe. L. Roby, et al., are among the actions that have been consolidated under the caption In re CSFBdirect Tracking Stock Shareholders Litigation. In May 2001, the Delaware Court of Chancery ordered that the Uhrik complaint be the operative complaint in the consolidated actions. A memorandum of understanding outlining the terms of a proposed settlement was executed in July 2001. It is anticipated that a stipulation of settlement will be filed with the Delaware Court of Chancery in or before March 2002. The proposed settlement, which does not involve any payment by AXA Financial, is subject to a number of conditions, including confirmatory discovery and approval, after a hearing, by the Delaware Court of Chancery.

        In April 2001, an amended class action complaint entitled Miller, et al.
        v. Mitchell Hutchins Asset Management, Inc., et al. was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the amended complaint concern six mutual funds with which Alliance has investment advisory agreements, including Premier Growth Fund, Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The amended complaint alleges principally that
        (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition.

        On December 7, 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth ("Premier Growth Fund") alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance during the twelve months preceding the lawsuit. On December 21, 2001 a complaint entitled Roy v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roy Complaint") was filed in Federal District Court in the Middle District of Florida, Tampa Divisions, against Alliance and Premier Growth Fund. The allegations and relief sought in the Roy Complaint are virtually identical to the Benak Complaint. On December 26, 2001 a compliant entitled Roffe v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Roffe Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Roffe Complaint are virtually identical to the Benak Complaint. On February 14, 2002, a complaint entitled Tatem v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Tatem Complaint") was filed in the Federal District Court in the District of New Jersey against Alliance and Premier Growth Fund. The allegations and relief sought in the Tatem Complaint are virtually identical to the Benak Complaint. Alliance believes the plaintiffs' allegations in the Benak Complaint, Roy Complaint, Roffe Complaint and Tatem Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition.

        Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that (i) the settlement of the Brown, R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the matters previously reported and those described above, the Holding Company, the Company and their subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

        However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2002 and the four successive years are $114.6 million, $107.3 million, $112.9 million, $100.5 million, $84.4 million and $921.0 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2002 and the four successive years is $6.0 million, $4.6 million, $4.6 million, $4.6 million, $3.1 million and $21.1 million thereafter.

        At December 31, 2001, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2002 and the four successive years is $80.3 million, $86.8 million, $82.9 million, $77.0 million, $75.4 million and $601.6 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2002 and the three successive years are $4.9 million, $4.6 million, $2.7 million and $.9 million.

17)    INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $544.0 million during 2002. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2001, 2000 and 1999, the Insurance Group statutory net income totaled $547.7 million, $1,068.6 million and $547.0 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,100.4 million and $6,226.5 million at December 31, 2001 and 2000, respectively. In 2001, 2000 and 1999, respectively, $1.7 billion, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2001, the Insurance Group, in accordance with various government and state regulations, had $23.5 million of securities deposited with such government or state agencies.

        In 1998 the National Association of Insurance Commissioners ("NAIC") approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting previously was silent and changing certain existing statutory positions. Equitable Life and EOC became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

        On December 27, 2000, an emergency rule was issued by the New York Insurance Department ("NYID"), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Equitable Life is required to prepare the Quarterly and Annual Statements and Audited financial statements in accordance with New York rules and regulations which are filed in all states. Differences between the New York regulations and Codification consist of the accounting for deferred taxes and goodwill.

        The implementation of Codification resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

        The NYID is currently expected to adopt Codification's accounting for deferred income taxes and goodwill effective in 2002. The impact of adopting the deferred tax accounting is estimated to be a $363.6 million decrease to surplus and capital stock at December 31, 2001.

        The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

        The NYID requires quarterly disclosure reconciling both net income and capital and surplus between practices prescribed and permitted by the State of New York and the January 1, 2001 NAIC Accounting Practices and Procedures manual. The 2001 reconciliation for Equitable Life follows:

                                                                                    DECEMBER 31,
                                                                                       2001
                                                                                 -----------------
                                                                                   (IN MILLIONS)

        Net Income, State of New York basis ................................        $    543.7
        Prescribed Practices ...............................................              --
        Permitted Practices ................................................              --
                                                                                    ----------

        Net Income, NAIC Basis .............................................        $    543.7
                                                                                    ==========

        Statutory surplus and capital stock, State of New York basis .......        $  5,446.0
        Prescribed Practices:
            Deferred tax liability .........................................            (363.6)
        Permitted practices ................................................              --
                                                                                    ----------

        Statutory Surplus and Capital Stock, NAIC Basis ....................        $  5,082.4
                                                                                    ==========

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and
        (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Net change in statutory surplus and
          capital stock ..............................................         $    104.1        $  1,321.4        $    848.8
        Change in asset valuation reserves ...........................             (230.2)           (665.5)             (6.3)
                                                                               ----------        ----------        ----------
        Net change in statutory surplus, capital stock
          and asset valuation reserves ...............................             (126.1)            655.9             842.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................              278.7             262.6             (80.4)
          DAC ........................................................              458.5             469.1             198.2
          Deferred Federal income taxes ..............................             (354.8)           (127.3)           (154.3)
          Valuation of investments ...................................               67.9            (134.8)             21.5
          Valuation of investment subsidiary .........................           (1,507.9)            (29.2)           (133.6)
          Limited risk reinsurance ...................................               --                --               128.4
          Dividends paid to the AXA Financial ........................            1,700.0             250.0             150.0
          Capital contribution .......................................               --                --              (470.8)
          Stock option expense related to AXA's minority
            interest acquisition .....................................               --              (493.9)             --
          Other, net .................................................              135.8             448.8             253.8
          GAAP adjustments of Other Discontinued
            Operations ...............................................               (5.1)             54.3              51.3
                                                                               ----------        ----------        ----------
        Net Earnings of the Insurance Group ..........................         $    647.0        $  1,355.5        $    806.6
                                                                               ==========        ==========        ==========


                                                                                                DECEMBER 31,
                                                                               ----------------------------------------------
                                                                                  2001              2000              1999
                                                                               ----------        ----------        ----------
                                                                                               (IN MILLIONS)
        Statutory surplus and capital stock ..........................         $  5,446.0        $  5,341.9        $  4,020.5
        Asset valuation reserves .....................................              654.4             884.6           1,550.1
                                                                               ----------        ----------        ----------
        Statutory surplus, capital stock and asset
          valuation reserves .........................................            6,100.4           6,226.5           5,570.6
        Adjustments:
          Future policy benefits and policyholders'
            account balances .........................................           (1,120.7)         (1,399.4)         (1,662.0)
          DAC ........................................................            5,513.7           5,128.8           4,928.6
          Deferred Federal income taxes ..............................           (1,252.2)           (640.7)           (223.5)
          Valuation of investments ...................................              635.9             140.2            (717.3)
          Valuation of investment subsidiary .........................           (2,590.8)         (1,082.9)         (1,891.7)
          Limited risk reinsurance ...................................               --                --               (39.6)
          Issuance of surplus notes ..................................             (539.4)           (539.1)           (539.1)
          Other, net .................................................              942.6             776.2             501.5
          GAAP adjustments of Other Discontinued
            Operations ...............................................             (123.8)           (164.3)           (160.0)
                                                                               ----------        ----------        ----------
        Equity of the Insurance Group ................................         $  7,565.7        $  8,445.3        $  5,767.5
                                                                               ==========        ==========        ==========

18)     BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $116.6 million, $153.2 million and $75.6 million for 2001, 2000 and 1999, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.


                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        SEGMENT REVENUES:
        Insurance ...............................     $    4,763.3    $    4,681.9    $   5,179.4
        Investment Services .....................          2,994.4         4,672.5        2,163.8
        Consolidation/elimination ...............            (90.0)         (113.2)         (23.5)
                                                      ------------    ------------    -----------
        Total Revenues ..........................     $    7,667.7    $    9,241.2    $   7,319.7
                                                      ============    ============    ===========


        SEGMENT EARNINGS (LOSS) FROM CONTINUING
          OPERATIONS BEFORE FEDERAL INCOME
          TAXES AND MINORITY INTEREST:
        Insurance ...............................     $      707.5    $     (192.5)   $     555.7
        Investment Services .....................            585.4         2,778.0          754.2
                                                      ------------    ------------    -----------
        Total Earnings from Continuing Operations
           before Federal Income Taxes and
           Minority Interest ....................     $    1,292.9    $    2,585.5    $   1,309.9
                                                      ============    ============    ===========

                                                          2001             2000          1999
                                                      ------------    ------------    -----------
                                                                      (IN MILLIONS)
        ASSETS:
        Insurance ...............................     $   84,568.9    $   88,641.1    $  86,840.1
        Investment Services .....................         15,808.8        16,807.2       12,961.7
        Consolidation/elimination ...............            (94.4)          (57.1)          (8.9)
                                                      ------------    ------------    -----------
        Total Assets ............................     $  100,283.3    $  105,391.2    $  99,792.9
                                                      ============    ============    ===========

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2001 and 2000 are summarized below:

                                                                    THREE MONTHS ENDED

                                       -------------------------------------------------------------------------
                                          MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -------------      -------------       ------------         -------------
                                                                      (IN MILLIONS)
        2001
        Total Revenues................ $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =============      =============       ============         ============

        Earnings from Continuing
          Operations.................. $       227.1      $       120.3       $      119.2         $      140.0
                                        =============      =============       ============         ============

        Net Earnings.................. $       233.6      $       118.5       $      118.7         $      176.2
                                       =============      =============       ============         ============
        2000
        Total Revenues................ $     1,898.9      $     1,954.5       $    1,982.9         $    3,404.9
                                       =============      =============       ============         ============
        Earnings from Continuing
          Operations.................. $       226.6      $       256.9       $       70.5         $      742.9
                                       =============      =============       ============         ============
        Net Earnings.................. $       221.7      $       255.4       $       70.5         $      807.9
                                       =============      =============       ============         ============

20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense as related to options awarded under AXA Financial's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company, the Company's pro forma net earnings for 2001, 2000 and 1999 would have been $624.8 million, $1,627.3 million and $757.1 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

        Following completion of the merger of AXA Merger with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a reduction in the SARs liability of $63.2 million for 2001, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the period ended December 31, 2001.

        The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2001, 2000 and 1999 follow:


                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------   ------------------------------
                             2001(1)          2000         1999          2001      2000       1999
                           -------------  ------------- ------------   -------------------- ---------

        Dividend yield....    1.52%          0.32%         0.31%         5.80%     7.20%     8.70%

        Expected
          volatility......     29%            28%           28%           33%       30%       29%

        Risk-free interest
          rate............    4.98%          6.24%         5.46%         4.5%      5.90%     5.70%

        Expected life
          in years........      5              5             5            7.2       7.4        7

        Weighted average
          fair value per
          option at
          grant-date......    $9.42          $11.08       $10.78         $9.23     $8.32     $3.88

        (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

        A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2001. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:



                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------   --------------------------------
                                                  Common
                                                   Stock            Weighted                           Weighted
                                                    and             Average                            Average
                                                  AXA ADRs          Exercise            Units          Exercise
                                               (In Millions)         Price          (In Millions)       Price
                                             -------------------  ---------------   -------------- -----------------
        Holding Company Option Shares:
        Balance as of
          December 31, 1998................       21.4              $22.00               12.3          $14.92
          Granted..........................        4.3              $31.70                2.0          $30.18
          Exercised........................       (2.4)             $13.26               (1.5)         $ 9.51
          Forfeited........................        (.6)             $24.29                (.3)         $17.79
                                             -------------------                    --------------

        Balance as of
          December 31, 1999................       22.7              $24.60               12.5          $17.95
          Granted..........................        6.5              $31.06                4.7          $50.93
          Exercised........................       (4.5)             $18.57               (1.7)         $10.90
          Forfeited........................       (1.2)             $26.15                (.1)         $26.62
                                             -------------------                    --------------

        Balance as of
          December 31, 2000................       23.5              $27.20               15.4          $28.73
                                             ===================  ==============

        AXA ADR Option Shares:
        Balance as of January 2, 2001......       18.3              $21.65
          Granted..........................       17.0              $31.55                2.5          $50.34
          Exercised........................       (2.2)             $11.57               (1.7)         $13.45
          Forfeited........................       (3.1)             $32.02                (.3)         $34.33
                                             -------------------                    --------------

        Balance as of
          December 31, 2001................       30.0              $26.89               15.9          $33.58
                                             ===================                    ==============

        Information about options outstanding and exercisable at December 31, 2001 follows:



                                            Options Outstanding                            Options Exercisable
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ----------------------
        $ 6.325  - $ 9.01            1.9               2.25           $ 6.75              1.9                $ 6.75
        $10.195  - $14.30            2.2               5.69           $13.32              2.2                $13.34
        $15.995  - $22.84            5.2               7.29           $18.87              4.4                $18.74
        $26.095  - $33.025          15.7               6.58           $30.97              2.6                $26.78
        $36.03                       5.0               7.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325  - $36.03           30.0               6.51           $26.89             16.1                $23.24
                              =================                                    ==================

              Alliance
        ----------------------
        $   7.97 - $18.78            4.7               4.20           $12.92              4.3                $12.48
        $  22.50 - $27.31            2.5               6.94           $26.29              1.4                $26.30
        $  30.25 - $46.78            1.7               7.93           $30.30               .6                $30.25
        $  48.50 - $50.56            4.9               9.18           $49.36               .5                $48.50
        $  51.10 - $58.50            2.1               8.95           $53.78               .5                $53.75
                              -----------------                                    ------------------
        $   7.97 - $58.50           15.9               7.20           $33.57              7.3                $21.42
                              =================                                    ==================

        The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

        In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2001, approximately
        12.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 25,500 Alliance Holding units were subject to awards made under this plan.

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $19.1 million and $16.0 million, respectively, for 2001 and 2000.

        The Company paid $590.5 million and $678.9 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2001 and 2000. The Company charged AXA Distribution's subsidiaries $522.6 million and $395.0 million, respectively, for their applicable share of operating expenses for 2001 and 2000, pursuant to the Agreements for Services.

        In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain cost sharing and servicing agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA totaled approximately $12.7 million in 2001.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2001               2000               1999
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)
       Investment advisory and services fees..............   $     1,088.2       $     1,021.8     $       895.8
       Distribution revenues..............................           544.6               621.6             441.8
       Shareholder servicing fees.........................            87.2                85.6              62.3
       Other revenues.....................................            11.0                11.6               9.9
       Brokerage..........................................             9.0                 1.7               --


22)      PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

Appendix A

--------------------------------------------------------------------------------


DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.





DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
FRANCOISE COLLOC'H
-----------------------------------------------------------------------------------------------------------------------------------
AXA                               Member of the Management Board (January 2000 to present); Group Executive President, Human
25 Avenue Matignon                Resources, Communication and Synergies (January 2000 to present); Senior Executive Vice
75008 Paris, France               President, Human Resources and Communications, AXA (January 1997 to present); prior thereto,
                                  Executive Vice President, Culture-Management-Communication (1993 to January 1997); and
                                  various positions with AXA affiliated companies; Member, Executive Committee, AXA
                                  (January 1997 to January 2000); Director, AXA Financial, Inc. (December 1996 to present).
-----------------------------------------------------------------------------------------------------------------------------------
HENRI DE CASTRIES
-----------------------------------------------------------------------------------------------------------------------------------
AXA                               Director of Equitable Life (since September 1993). Chairman of the Board of AXA Financial
25 Avenue Matignon                (since April 1998); Vice Chairman (February 1996 to April 1998). Chairman of the Management Board
75008 Paris, France               and Chief Executive Officer of AXA (since May 2000), Vice Chairman of AXA's Management Board
                                  (January 2000 to May 2000). Prior thereto, Senior Executive Vice President, Financial Services and Life Insurance Activities in the United States, Germany, the United Kingdom and Benelux
                                  (1997 to 1999); Executive Vice President, Financial Services and Life Insurance Activities
                                  (1993 to 1997) of AXA. Director or officer of various subsidiaries and affiliates of the AXA
                                  Group. Director of Alliance Capital Management Corporation, the general partner of Alliance
                                  Holding and Alliance. A former Director of Donaldson, Lufkin & Jenrette ("DLJ") from July 1993 to November 2000.
-----------------------------------------------------------------------------------------------------------------------------------
CLAUS-MICHAEL DILL
-----------------------------------------------------------------------------------------------------------------------------------
AXA Konzern AG                    Director of Equitable Life (since May 2000). Chairman of the Management Board of AXA Konzern AG
Gereonsdriesch 9-11               (since June 1999). Member of the AXA Group Management Board since April 1999. Prior thereto,
50670 Cologne, Germany            member of the Holding Management Board of Gerling-Konzern in Cologne (1995 to April 1999).
                                  Chairman of the Management Board of AXA Versicherung AG, AXA Lebensversicherung AG and
                                  AXA Service AG Lebensversicherungs-Management AG (since June 1999). Director of AXA Financial
                                  (since May 2000).
-----------------------------------------------------------------------------------------------------------------------------------
JOSEPH L. DIONNE
-----------------------------------------------------------------------------------------------------------------------------------
198 N. Wilton Road                Director of Equitable Life (since May 1982). Retired Chairman of The McGraw-Hill Companies (since
New Canaan, CT 06840              January 2000); prior thereto, Chairman (April 1988 to January 2000) and Chief Executive Officer
                                  (April 1983 to April 1998). Director of Harris Corporation and Ryder System, Inc. Director of
                                  AXA Financial, Inc. (since May, 1992). He retired as a Director of McGraw-Hill Companies in
                                  April 2000.
-----------------------------------------------------------------------------------------------------------------------------------
DENIS DUVERNE
-----------------------------------------------------------------------------------------------------------------------------------
AXA                               Director of Equitable Life (since February 1998). Executive Vice President, International
25, Avenue Matignon               (US-UK-Benelux) AXA and member of AXA Executive Board (since January, 2000). Director, Alliance
75008 Paris, France               (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February
                                  1997 to November 2000).
-----------------------------------------------------------------------------------------------------------------------------------
JEAN-RENE FOURTOU
-----------------------------------------------------------------------------------------------------------------------------------
Aventis                           Director of Equitable Life (since July 1992). Vice Chairman of the Management Board of Aventis
46 quai de la Rapee               (since December 1999). Prior thereto, Chairman and Chief Executive Officer of Rhone-Poulenc,
75601 Paris Cedex 12              S.A. (1986 to December 1999). Member of the Supervisory Board of AXA. Director of Schneider
France                            Electric, Rhodia, and Pernod-Ricard and European Aeronautic Defense and Space Company. Former
                                  Member of the Consulting Council of Banque de France. Director, AXA Financial (since July, 1992).
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            A(1)

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
NORMAN C. FRANCIS
-----------------------------------------------------------------------------------------------------------------------------------
Xavier University of Louisiana    Director of Equitable Life (since March 1989). President of Xavier University of Louisiana;
7325 Palmetto Street              Director and Chairman of the Board, Liberty Bank and Trust, New Orleans, LA, Piccadilly
New Orleans, LA 70125             Cafeterias, Inc., and Entergy Corporation. Former Director of First National Bank of Commerce and
                                  Piccadilly Cafeterias, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD J. GREENE
-----------------------------------------------------------------------------------------------------------------------------------
LeBoeuf, Lamb, Greene & MacRae    Director of Equitable Life (since July 1991). Of Counsel, LeBoeuf, Lamb, Greene & MacRae (since
125 West 55th Street              1999). Prior thereto, Partner of the firm (1965 to 1999). Director of AXA Financial (since May
New York, NY 10019-4513           1992). Director of Associated Electric and Gas Insurance Services and AXIS Specialty Insurance
                                  Company since 2001.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN T. HARTLEY
-----------------------------------------------------------------------------------------------------------------------------------
1025 NASA Boulevard               Director of Equitable Life (since August 1987). Retired as Director in 2000. Director of
Melbourne, FL 32919               AXA Financial (since May 1992); Director of the McGraw Hill Companies.
-----------------------------------------------------------------------------------------------------------------------------------
JOHN H.F. HASKELL JR.
-----------------------------------------------------------------------------------------------------------------------------------
UBS Warburg LLC                   Director of Equitable Life (since July 1992); Director of AXA Financial (since July 1992);
299 Park Avenue                   Senior Advisor of UBS Warburg LLC (formerly Warburg Dillon Read LLC) (since 1999); Director
New York, NY 10171                (until 2000); Prior thereto, Managing Director and member of its Board of Directors (1975-1999);
                                  Chairman, Supervisory Board, Dillon Read (France) Gestion (until 1998); Director, Pall
                                  Corporation (since November 1998).
-----------------------------------------------------------------------------------------------------------------------------------
MARY (NINA) HENDERSON
-----------------------------------------------------------------------------------------------------------------------------------
425 E. 86th Street, Apt. 12-C     Director of Equitable Life (since December 1996). Retired Corporate Vice President, Core Business
New York, NY 10028                Development of Bestfoods (from June 1999 until December 2000). Prior thereto, President, Bestfoods
                                  Grocery (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 1999).
                                  President, Bestfoods Specialty Markets Group (1993 to 1997); Director, Hunt Corporation, PACTIV
                                  Corporation and the "Shell" Transport and Trading Company, plc. Director, AXA Financial (since
                                  December 1996).
-----------------------------------------------------------------------------------------------------------------------------------
W. EDWIN JARMAIN
-----------------------------------------------------------------------------------------------------------------------------------
Jarmain Group Inc.                Director of Equitable Life (since July 1992). President, Jarmain Group Inc. (since 1979); and
77 King Street West               officer or director of several affiliated companies. Director, AXA Insurance (Canada),
Suite 4545                        Anglo-Canada General Insurance Company, Alliance Capital Management Corporation and AXA Pacific
Toronto, Ontario M5K 1K2          Insurance Company, Alternate Director, AXA Asia Pacific Holdings Limited (December 1999 to
Canada                            September 2000) and a former Director of DLJ (October 1999 to November 2000). Chairman
                                  (non-executive) and Director, FCA International Ltd. (January 1994 to May 1998). Director of
                                  AXA Financial, Inc. (since July 1992).
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE T. LOWY
-----------------------------------------------------------------------------------------------------------------------------------
Cravath, Swaine & Moore           Director of Equitable Life (since July 1992). Partner, Cravath, Swaine & Moore. Director, Eramet.
825 Eighth Avenue
New York, NY 10019
-----------------------------------------------------------------------------------------------------------------------------------
DIDIER PINEAU-VALENCIENNE
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse, First Boston       Director of Equitable Life (since February 1996). Vice Chairman Credit Suisse First Boston
c/o Schneider Electric            (since March 1999). Chairman and Chief Executive Officer (1981 to February 1999) (now Honorary
64, rue de Miromesnel             Chairman) Schneider Electric. Former Member of the Supervisory Board of AXA (January 1997 to May
75008 Paris, France               2001). Director of CGIP, AON Corporation and Fleury Michon/France, Member of the Supervisory Board
                                  of Aventis (formerly Rhone-Poulenc, S.A.), Andre & Cie, SA, LAGARDERE and Swiss Helvetic Fund;
                                  member of the Advisory Board of Booz-Allen & Hamilton. Director of AXA Financial, Inc. (since
                                  February 1996).
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SELLA, JR.
-----------------------------------------------------------------------------------------------------------------------------------
P.O. Box 397                      Director of Equitable Life (since May 1987). Retired Chairman and Chief Executive Officer of
Newton, NJ 07860                  American Cyanamid Company (retired April 1993); previously held other officerships with American
                                  Cyanamid. Director of AXA Financial (since May 1992) and Coulter Pharmaceutical (May 1987 to
                                  2001).
-----------------------------------------------------------------------------------------------------------------------------------

A(2)

DIRECTORS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
PETER J. TOBIN
-----------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin College            Director of Equitable Life (since March 1999); Dean of the Peter J. Tobin College of Business
of Business                       St. John's University (since August 1998); Chief Financial Officer, Chase Manhattan Corp. (1985 to
St. John's University             1997). Director, Alliance Capital Management Corporation (since May 2000); The CIT Group, Inc.
8000 Utopia Parkway               (May 1984 to June 2001), H.W. Wilson Company and Junior Achievement of New York, Inc. and a
Jamaica, NY 11439                 Director and Officer of Rock Valley Tool, LLC. Director of AXA Financial, Inc. (since March 1999).
-----------------------------------------------------------------------------------------------------------------------------------




OFFICERS - DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
BRUCE W. CALVERT
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management       Director of Equitable Life (since May 2001); Director (since October 1992), Chairman of the Board
Corporation                       (since May 2001) and Chief Executive Officer (since January 1999), Alliance Capital Management
1345 Avenue of the Americas       Corporation; Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993 to
New York, NY 10105                January 1999), Alliance Capital Management Corporation; Director, AXA Financial, Inc. (May 2001 to
                                  present); Vice Chairman of the Board of Trustees of Colgate University; Trustee of the Mike Wolk
                                  Heart Foundation; Member of the Investment Committee of the New York Community Trust.
-----------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER M. CONDRON
-----------------------------------------------------------------------------------------------------------------------------------
                                  Director, Chairman of the Board and Chief Executive Officer, Equitable Life (since May 2001);
                                  Director, President and Chief Executive Officer, AXA Financial, Inc. (May 2001 to present);
                                  Chairman of the Board and Chief Executive Officer, AXA Client Solutions, LLC (May 2001 to
                                  present); Member of AXA's Management Board, (May 2001 to present); Director, Alliance Capital
                                  Management Corporation (May 2001 to present); Director, Chairman of the Board, President and
                                  Chief Executive Officer, The Equitable of Colorado, Inc. (since June 2001); Director, The
                                  American Ireland Fund (1999 to present); Board of Trustees of The University of Scranton
                                  (1995 to present); Member of the Investment Company Institute's Board of Governors (since
                                  October 2001; prior thereto, October 1997 to October 2000) and Executive Committee (1998-2001);
                                  Former Trustee of The University of Pittsburgh and St. Sebastian's Country Day School;
                                  Former Director of the Massachusetts Bankers Association; President and Chief Operating Officer,
                                  Mellon Financial Corporation (1999-2001); Chairman and Chief Executive Officer, Dreyfus
                                  Corporation (1995-2001).
-----------------------------------------------------------------------------------------------------------------------------------
STANLEY B. TULIN
-----------------------------------------------------------------------------------------------------------------------------------
                                  Director and Vice Chairman of the Board (since February 1998), and Chief Financial Officer
                                  (since May 1996), Equitable Life. Vice Chairman of the Board (since November 1999) and Chief
                                  Financial Officer (since May 1997) and prior thereto, Senior Executive Vice President
                                  (February 1998 to November 1999), AXA Financial. Executive Vice President and Member of the
                                  Executive Committee of AXA. Director, Vice Chairman and Chief Financial Officer (since
                                  December 1999) The Equitable of Colorado; AXA Client Solutions, LLC and AXA Distribution Holding
                                  Corp. (since September 1999). Director, Alliance (since July 1997). Formerly a Director of
                                  DLJ (from June 1997 to November 2000). Prior thereto, Chairman, Insurance Consulting and
                                  Actuarial Practice, Coopers & Lybrand, L.L.P.
-----------------------------------------------------------------------------------------------------------------------------------



                                                                            A(3)

OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
LEON B. BILLIS
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (since February 1998) and AXA Group Deputy Chief Information Officer
                                  (February 2001 to present); prior thereto, Chief Information Officer (November 1994 to February
                                  2001), Equitable Life and AXA Client Solutions, LLC (since September 1999). Previously held other officerships with Equitable Life.
-----------------------------------------------------------------------------------------------------------------------------------
JENNIFER BLEVINS
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (January 2002 to present), Equitable Life; Executive Vice President
                                  (January 2002 to present), AXA Client Solutions, LLC; prior thereto, Senior Vice President and
                                  Managing Director Worldwide Human Resources, Chubb and Son, Inc. (1999 to 2001); Senior Vice
                                  President and Deputy Director of Worldwide Human Resources, Chubb and Son, Inc. (1998 to 1999);
                                  Senior Vice President of European Human Resources (and previous Human Resources positions),
                                  Chubb Insurance Company of Europe (1992 to 1998).
-----------------------------------------------------------------------------------------------------------------------------------
HARVEY BLITZ
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President, Equitable Life. Senior Vice President, AXA Financial. Senior Vice
                                  President, AXA Client Solutions, LLC. Director and Chairman, Frontier Trust Company
                                  ("Frontier"), FSB . Director, EQF (now AXA Advisors) (until September 1999). Executive Vice
                                  President and Director (since September 1999), AXA Advisors. Director and Senior Vice
                                  President, AXA Network, LLC (formerly EquiSource). Director and Officer of various Equitable
                                  Life affiliates. Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
KEVIN R. BYRNE
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President and Treasurer, Equitable Life and AXA Financial. Senior Vice President
                                  and Treasurer, AXA Client Solutions, LLC (since September 1999); The Equitable of Colorado
                                  (since December 1999). Treasurer, Frontier (since 1990) and AXA Network, LLC (since 1999).
                                  Chairman (since August 2000) and Chief Executive Officer (since September 1997), and prior thereto, President and Treasurer, Equitable Casualty Insurance Company ("Casualty"). Vice
                                  President and Treasurer, EQ Advisors Trust (since March 1997). Senior Vice President and
                                  Treasurer, AXA Distribution Holding Corporation (since November 1999) and AXA Advisors, LLC
                                  (since December 2001). Director, Chairman, President and Chief Executive Officer, Equitable JV
                                  Holdings (since August 1997). Director (since July 1997), and Senior Vice President and Chief
                                  Financial Officer (since April 1998), ACMC. Treasurer, Paramount Planners, LLC (since November
                                  2000). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
SELIG EHRLICH
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (since December 2001) and Chief Actuary (since May 2001), Equitable
                                  Life; prior thereto, Senior Vice President (July 1999 to December 2001) and Deputy General
                                  manager (September 2000 to December 2001). Executive Vice President (since December 2001) and
                                  Chief Actuary (since May 2001), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
MARYBETH FARRELL
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (December 2001 to present), Equitable Life; prior thereto, Senior Vice
                                  President and Deputy Controller (November 1999 to December 2001); Senior Vice President and
                                  Controller, GreenPoint Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice
                                  President (December 2001 to present), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
JUDY A. FAUCETT
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President, Equitable Life, (since September 1996) and Actuary (September 1996 to
                                  December 1998). Senior Vice President, AXA Client Solutions, LLC (September 1999 to December
                                  2001), Director, Chairman and Chief Executive Officer, AXA Network, LLC (since July 1999).
-----------------------------------------------------------------------------------------------------------------------------------



A(4)

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
STUART L. FAUST
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President (September 1997 to present) and Deputy General Counsel (November 1999 to present), Equitable Life; prior thereto, Senior Vice President and Associate General Counsel
                                  (September 1997 to October 1999), Vice President and Associate General Counsel (November 1993
                                  to August 1997); Senior Vice President and Deputy General Counsel (September 2001 to present),
                                  AXA Financial; Senior Vice President (September 1999 to present) and Deputy General Counsel
                                  (November 1999 to present), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
ALVIN H. FENICHEL
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President and Controller, Equitable Life, AXA Financial and AXA Client Solutions,
                                  LLC. Senior Vice President and Controller, The Equitable of Colorado, Inc. (since December
                                  1999). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
PAUL J. FLORA
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President and Auditor, Equitable Life. AXA Financial and AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
DONALD R. KAPLAN
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President (since September 1999), Chief Compliance Officer and Associate General
                                  Counsel, Equitable Life. Previously held other officerships with Equitable Life. Senior Vice
                                  President, AXA Client Solutions, LLC (since September 1999).
-----------------------------------------------------------------------------------------------------------------------------------
JOHN M. LEFFERTS
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President and President of Retail Distribution (September 2001 to present),
                                  Equitable Life; prior thereto, President of Texas Region (1998-2001), Agency Manager
                                  (1989-1998). Executive Vice President and President of Retail Distribution, AXA Client
                                  Solutions, LLC (since September 2001). Director and Executive Vice President, The Equitable of
                                  Colorado, Inc. (since September 2001). Director, President, Vice President, Secretary and
                                  Treasurer, AXA Network Insurance Agency of Texas, Inc. Director, Children's Cancer Fund.
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM I. LEVINE
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President and Chief Information Officer (February 2001 to present), Equitable
                                  Life. Executive Vice President and Chief Information Officer, AXA Client Solutions, LLC (since
                                  February 2001). Senior Vice President, Paine Webber (1997 to 2001).
-----------------------------------------------------------------------------------------------------------------------------------
WILLIAM (ALEX) MACGILLIVRAY
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (December 2001 to present), Equitable Life, prior thereto, Senior Vice
                                  President (May 2000 to December 2001); Executive Vice President (December 2001 to present), AXA
                                  Client Solutions, LLC); Director, Chairman of the Board and Chief Executive Officer (December
                                  2001 to present), AXA Network, LLC and its subsidiaries; Director (April 2000 to present),
                                  President (April 2000 to present) and Chief Executive Officer (September 2001 to present), AXA
                                  Distributors, LLC; prior thereto, held various previous positions from 1996 to 2000.
-----------------------------------------------------------------------------------------------------------------------------------
CHARLES A. MARINO
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President (September 2000 to present) and Actuary (May 1994 to present), Equitable
                                  Life; prior thereto, Vice President (May 1998 to September 2000), Assistant Vice President (May
                                  1993 to May 1998); Senior Vice President (September 2000 to present) and Actuary (September
                                  1999 to present), AXA Client Solutions, LLC.
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD J. MATTEIS
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President, Equitable Life (since May 1998); Executive Vice President, AXA Client
                                  Solutions, LLC (since September 1999); Executive Vice President, Chase Manhattan Corporation
                                  (January 1983 to June 1997); Director, EQF (now AXA Advisors) (October 1998 to May 1999).
-----------------------------------------------------------------------------------------------------------------------------------


                                                                            A(5)

OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
NAME AND PRINCIPAL BUSINESS
 ADDRESS                          BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
DEANNA M. MULLIGAN
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (September 2001 to present), Equitable Life; prior thereto, Senior
                                  Vice President (September 2000 to September 2001). Executive Vice President, AXA Client
                                  Solutions, LLC (since September 2001); prior thereto, Senior Vice President (September 2000 to
                                  September 2001). Principal (and various positions), McKinsey and Company, Inc. (1992 to 2000).
-----------------------------------------------------------------------------------------------------------------------------------
PETER D. NORIS
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President and Chief Investment Officer, Equitable Life. Executive Vice President
                                  (since May 1995) and Chief Investment Officer (since July 1995), AXA Financial, Executive Vice
                                  President and Chief Investment Officer, AXA Client Solutions (since September 1999). President and Trustee (since November 1996), EQ Advisors Trust and Trustee of AXA Premier Funds (since
                                  November 2001). Executive Vice President and Chief Investment Officer, The Equitable of
                                  Colorado (since December 1999), Director, Alliance, and Equitable Real Estate (until June
                                  1997). Executive Vice President, AXA Advisors.
-----------------------------------------------------------------------------------------------------------------------------------
ANTHONY C. PASQUALE
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President, Equitable Life and AXA Client Solutions (since September 1999).
                                  Director, Chairman and Chief Operating Officer, Casualty (from September 1997 until August
                                  2000). Director, Equitable Agri-Business, Inc. (until June 1997). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------
PAULINE SHERMAN
-----------------------------------------------------------------------------------------------------------------------------------
                                  Senior Vice President (since February 1999); Secretary and Associate General Counsel, Equitable
                                  Life and AXA Financial (since September 1995). Senior Vice President, Secretary and Associate
                                  General Counsel, AXA Financial and AXA Client Solutions (since September 1999). Senior Vice
                                  President, Secretary and Associate General Counsel, Equitable of Colorado (since December
                                  1999). Secretary, AXA Distribution Holding Corporation (since September 1999). Previously held other officerships with Equitable Life.
-----------------------------------------------------------------------------------------------------------------------------------
RICHARD V. SILVER
-----------------------------------------------------------------------------------------------------------------------------------
                                  Executive Vice President (since September 2001) and General Counsel (since November 1999),
                                  Equitable Life; prior thereto, Senior Vice President (February 1995 - September 2001), Deputy
                                  General Counsel (October 1996 to November 1999). Executive Vice President and General Counsel
                                  (since September 2001), AXA Financial, Inc.; prior thereto, Senior Vice President and Deputy
                                  General Counsel (October 1996 to September 2001). Executive Vice President (since September
                                  2001) and General Counsel (since September 1999), AXA Client Solutions, LLC. Executive Vice
                                  President (since September 2001) and General Counsel (since December 1999), Equitable of
                                  Colorado. Director, AXA Advisors. Senior Vice President and General Counsel, EIC (June 1997 to
                                  March 1998). Previously held other officerships with Equitable Life and its affiliates.
-----------------------------------------------------------------------------------------------------------------------------------


A(6)

Appendix B

--------------------------------------------------------------------------------


DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS(1)



-----------------------------------------------------------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES
THE PROSPECTUSES DATED                                                     WHICH RELATE TO OUR
-----------------------------------------------------------------------------------------------------------------------------------
July 25, 1996; January 1, 1997; May 1, 1997 through May 1, 2001; and
October 18, 1999, as previously supplemented on May 1, 1998 through May
1, 2001; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; and December 14, 2001 ...........................................    IL Protector(R) Policies

December 19, 1994; May 1, 1995 through May 1, 2001;
September 15, 1995; January 1, 1997; and October 18, 1999 as previously supplemented on May 1, 1996 through May 1, 2001; May 12, 2000;
June 23, 2000; September 1, 2000; February 9, 2001; September 4, 2001;
December 1, 2001;(4) December 14, 2001 ................................    Incentive Life Plus and IL COLI(SM)(2) Policies

August 18, 1992; May 1, 1993 through May 1, 2000; January 1, 1997; and
October 18, 1999 as previously supplemented on May 1, 1994 through May
1, 2001; May 12, 2000; June 23, 2000; September 1, 2000;
February 9, 2001; September 4, 2001; and December 14, 2001 ............    Survivorship 2000 Policies

November 27, 1991 and May 1, 1993 through May 1, 2000 and
October 18, 1999, as previously supplemented on May 1, 1994 through May
1, 2001; May 12, 2000; June 23, 2000; February 9, 2001; September 4,
2001; and December 14, 2001 ...........................................    Incentive Life 2000 and Champion 2000 Policies

August 29, 1989; February 27, 1991; May 1, 1990,
May 1, 1993-May 1, 2000; and October 18, 1999, as previously supplemented on May 1, 1994 - May 1, 2001; May 12, 2000;
June 23, 2000; September 1, 2000; December 29, 2000; January 17, 2001;
February 9, 2001; September 4, 2001 and December 14, 2001 .............    Incentive Life(SM) Policies and Special Offer Policies(3)


----------

(1) In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.

(2) If you have our "IL COLI" policy, this supplement relates to an Incentive Life Plus prospectus for one of the indicated dates (but not earlier than September 15, 1995) that you received, together with our IL COLI supplement dated the same date as that prospectus; or, to the Incentive Life COLI prospectus and supplement to the prospectus dated May 1, 2001.

(3) If you have our Special Offer Policy, this supplement relates to an Incentive Life prospectus for one of the indicated dates that you received, together with a related Special Offer Policy supplement.

(4) This supplement applies only to certain groups.


                                                                            B(1)

                      (This page intentionally left blank)

                                     PART II

                   REPRESENTATION REGARDING REASONABLENESS OF
                        AGGREGATE POLICY FEES AND CHARGES

Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the Policies, Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The Supplement (in-force) dated May 1, 2002 consisting of 132 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

The signatures.

Written Consents of the following persons:
          Robin M. Wagner, Vice President and Counsel of Equitable (See exhibit 2(a)(vi))
          Independent Public Accountants (See exhibit 6)

The following exhibits: Exhibit required by Article IX, paragraph A of Form N-8B-2:

        1-A(1)(a)(i)      Certified resolutions re Authority to Market Variable Life Insurance and Establish
                          Separate Accounts, previously filed with this Registration Statement File No. 333-
                          17671 on December 11, 1996.

        1-A(2)            Inapplicable.



        1-A(3)(a)         See Exhibit 1-A(8).

        1-A(3)(b)         Broker-Dealer and General Agent Sales Agreement, previously filed with this
                          Registration Statement File No. 333-17671 on December 11, 1996.

        1-A(3)(c)         See Exhibit 1-A(8)(i).


        1-A(4)            Inapplicable.

        1-A(5)(a)         Modified Premium Variable Whole Life Insurance Policy (90-400), previously filed with this Registration Statement File No. 333-17671 on December 11, 1996.

        1-A(5)(b)         Name Change Endorsement (S.97-1), previously filed with this Registration Statement
                          File No. 333-17671 on December 11, 1996.

+       1-A(5)(c)         Accidental Death Benefit Rider (R90-209), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(d)         Term Insurance Rider on Additional Insured (R90-210), previously filed with this
                          Registration Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(e)         Children's Term Insurance Rider (R90-211), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(f)         Disability Premium Waiver Rider (R90-213), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(g)         Substitution of Insured Rider (R90-214), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

+       1-A(5)(h)         Term Insurance Rider on Insured (R90-215), previously filed with this Registration
                          Statement File No. 333-17671 on December 11, 1996.

        1-A(5)(i)         Limitation on Amount of Insurance Rider (R90-211NY), previously filed with this
                          Registration Statement File No. 333-17671 on December 11, 1996.

        1-A(5)(j)         Accelerated Death Benefit Rider, previously filed with this Registration Statement File
                          No. 333-17671 on December 11, 1996.

        1-A(5)(k)         Free Look Rider, previously filed with this Registration Statement File No. 333-
                          17671 on December 11, 1996.

        1-A(6)(a)         Declaration and Charter of Equitable, as amended January 1, 1997, previously filed with this Registration
                          Statement File No. 333-17671 on April 30, 1997.

        1-A(6)(b)         By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement
                          File No. 333-17671 on April 30, 1997.

        1-A(7)            Inapplicable.

        1-A(8)            Distribution and Servicing Agreement among Equico
                          Securities Inc. (now AXA Advisors, LLC), Equitable and
                          Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement File No.
                          333-17671 on December 11, 1996.



---------------------------
+State variations not included.


         1-A(8)(i)         Schedule of Commissions, previously filed with this Registration Statement File
                           No. 333-17671 on December 11, 1996.

         1-A(9)(a)         Agreement and Plan of Merger of Equitable Variable with and into Equitable dated
                           September 19, 1996, previously filed with this Registration Statement File No. 333-
                           17671 on December 11, 1996.

         1-A(9)(b)         Form of Participation Agreement among EQ Advisors Trust, Equitable,
                           Equitable Distributors, Inc. (now AXA Distributors LLC), and EQ Financial Consultants, Inc. (now AXA
                           Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors
                           Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

         1-A(9)(c)         Form of Participation Agreement among AXA Premier VIP Trust, the Equitable Life Assurance
                           Society of the United States, Equitable Distributors, Inc., AXA Distributors LLC, and AXA
                           Advisors, LLC, incorporated by reference to Exhibit No. 8(b) to Registration Statement
                           File No. 333-60730, filed on December 5, 2001.

         1-A(10)(a)        Application EV4-200X, previously filed with this Registration Statement File No.
                           333-17671 on December 11, 1996.

         1-A(10)(b)        Distribution Agreement for services by The Equitable Life Assurance Society of the
                           United States to AXA Network, LLC and itssubsidiaries dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17671, on April 19, 2001.

         1-A(10)(c)        Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement, File No. 333-17671, on April 19, 2001.

         1-A(11)           The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

Other Exhibits:

         2(a)(i)           Opinion and Consent of Mary P. Breen, Vice President and
                           Associate General Counsel of Equitable, previously filed with this
                           Registration Statement File No. 333-17671 on December 11, 1996.

         2(a)(ii)          Opinion and Consent of Mary P. Breen, Vice President and Associate General
                           Counsel of Equitable, previously filed with this Registration Statement File No. 333-17671 on
                           April 30, 1997.

         2(a)(iii)         Opinion and Consent of William Schor, Vice President and Associate General Counsel
                           of Equitable, previously filed with this Registration Statement File No. 333-17671 on April 27, 1999.

         2(a)(iv)          Opinion and Consent of William Schor, Vice President and Associate General Counsel
                           of Equitable, previously filed with this Registration Statement File No. 333-17671 on
                           August 27, 1999.

         2(a)(v)           Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable Life previously filed with this Registration Statement April 27, 2000.

         2(a)(vi)          Opinion and Consent of Robin M. Wagner, Vice President and Counsel of Equitable.

         2(b)(i)           Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement File No. 333-17671 on December 11,
                           1996.

         2(b)(ii)          Opinion and Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable,
                           previously filed with this Registration Statement File No. 333-17671 on December 11,
                           1996.

         2(b)(iii)         Consent of Barbara Fraser, F.S.A., M.A.A.A., Vice President of Equitable relating to
                           Exhibits 2(b)(i) and 2(b)(ii), previously filed with this Registration Statement
                           File No. 333-17671 on December 11, 1996.

         3                 Inapplicable.

         4                 Inapplicable.

         6                 Consent of Independent Public Accountants.

         7(a)              Powers of Attorney previously filed with this Registration Statement File No. 333-17671 on
                           April 26, 2000.

         7(b)              Power of Attorney for Claus-Michael Dill previously filed with this
                           Registration Statement, File No. 333-17671, on April 19, 2001.

         7(c) Power of Attorney for Christopher M. Condron incorporated herein by reference to Exhibit 10(c) to the Registration Statement, (File No. 333-61380) on
                           Form N-4, May 22, 2001.

         7(d) Power of Attorney for Bruce W. Calvert incorporated herein by reference to Exhibit 23(f) to the Registration Statement on Form N-4 (File No.
                           333-67876), filed on August 17, 2001.

         8                 Description of Equitable's Issuance, Transfer and Redemption Procedures for Modified Premium
                           Variable Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of
                           1940, previously filed with this Registration Statement File No. 333- 17671 on December 11, 1996.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this amendment to the Registration Statement pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 11th day of April, 2002.

                                     SEPARATE ACCOUNT FP OF THE EQUITABLE
                                     LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                                     (REGISTRANT)

[SEAL]                               By:   THE EQUITABLE LIFE
                                           ASSURANCE SOCIETY OF
                                           THE UNITED STATES,
                                           (DEPOSITOR)



                                     By:   /s/ Robin M. Wagner
                                           ------------------------------
                                              (Robin M. Wagner)
                                               Vice President



Attest:  /s/ Linda Galasso
        ------------------------
            (Linda Galasso)
             Assistant Secretary
             April 11, 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 11th day of April, 2002.

                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                            DEPOSITOR


                                            By:  /s/ Robin M. Wagner
                                                --------------------------------
                                                    (Robin M. Wagner)
                                                     Vice President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron             Chairman of the Board and
                                    Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                   Vice Chairman of the Board
                                    and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

* Alvin H. Fenichel                 Senior Vice President and Controller


*DIRECTORS:


Bruce W. Calvert        Jean-Rene Fourtou              George T. Lowy
Francoise Colloc'h      Norman C. Francis              Didier Pineau-Valencienne
Christopher M. Condron  Donald J. Greene               George J. Sella, Jr.
Henri de Castries       John T. Hartley                Peter J. Tobin
Claus-Michael Dill      John H.F. Haskell, Jr.         Stanley B. Tulin
Joseph L. Dionne        Mary R. (Nina) Henderson
Denis Duverne           W. Edwin Jarmain



*By:  /s/ Robin M. Wagner
     -----------------------
         (Robin M. Wagner)
          Attorney-in-Fact
          April 11, 2002

                                  EXHIBIT INDEX


Exhibit No.                                                                            TAG VALUE
-----------                                                                            ---------
2(a)(vi)          Opinion and consent of Counsel                                       EX-99.2avi
6                 Consent of Independent Public Accountants.                           EX-99.6

